UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2023

UBS Liquid Assets Government Fund

December 11, 2023

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six-months ended October 31, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate twice during the reporting period, with the last hike pushing it to a range between 5.25% and 5.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on short-term investments moved higher—as did the Fund’s yields—during the reporting period.

The seven-day current yield for the Fund was 5.35% on October 31, 2023, versus 4.86% on April 30, 2023. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

                                                                                                                                                                                                                                               An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy experienced several challenges during the reporting period. Continued high inflation, Fed monetary tightening, the fallout from the war in Ukraine, and several geopolitical issues were headwinds for the economy. Despite these factors, the economy was resilient and continued to expand. Looking back, first and second quarter 2023 US annualized gross domestic product (“GDP”) growth was 2.2% and 2.1%, respectively. On October 26, 2023 the Commerce Department reported that third quarter 2023 annualized GDP growth was 4.9%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to raise interest rates. From March 2022 through March 2023 (prior to the beginning of the reporting period), the Fed raised rates nine times. The Fed then raised rates an additional 0.25% at its meetings in May and July 2023—pushing the federal funds rate to a range between 5.25% and 5.50%, the highest level in 22 years. At its meeting on November 1, 2023—after the reporting period ended—the central bank kept rates on hold, but did not rule out future rate hikes to fight inflation.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of nine days. At the end of the period on October 31, 2023, the Fund’s WAM was six days.

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the six-month period. We significantly decreased the Fund’s exposure to US government agency obligations. In contrast, we meaningfully increased the Fund’s exposure to repurchase agreements backed by government securities and slightly added to its US Treasury obligation position. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

1

UBS Liquid Assets Government Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including inflation that remains higher than the Fed’s 2% target and the lagged impact on the economy from the Fed’s rate hikes. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Series Funds

UBS Liquid Assets Government Fund

Executive Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

UBS Liquid Assets Government Fund

Executive Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2023. The views and opinions in the letter were current as of December 11, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2023	Ending account value October 31, 2023[1]	Expenses paid during period 05/01/23 to 10/31/23[2]	Expense ratio during the period

Actual	$1,000.00	$1,026.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	5.35%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	5.50
Seven-day current yield before fee waivers and/or expense reimbursements[1]	5.33
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	5.48
Weighted average maturity[2]	6 days

Portfolio composition[3]
Repurchase agreements	96.0%
U.S. Treasury obligations	4.9
U.S. government agency obligations	0.5
Liabilities in excess of other assets	(1.4)
Total	100.0%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in the Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments (unaudited)—October 31, 2023

	Face Amount	Value
U.S. government agency obligations: 0.5%
Federal Home Loan Bank Discount Notes 5.340%, due 01/03/24[1] (cost—$4,953,275)	$5,000,000	$4,953,275
U.S. Treasury obligations: 4.9%
U.S. Treasury Bills
5.473% due 02/01/24[2]	10,000,000	9,865,396
5.488% due 01/11/24[2]	10,000,000	9,894,683
5.488% due 01/18/24[2]	10,000,000	9,884,300
5.522% due 02/06/24[2]	10,000,000	9,855,847
5.527% due 02/13/24[2]	10,000,000	9,845,300
Total U.S. Treasury obligations (cost—$49,345,526)		49,345,526

Repurchase agreements: 96.0%
Repurchase agreement dated 10/31/23 with Mitsubishi UFJ Securities America, Inc., 5.310% due 11/01/2023, collateralized by $931,973,117 Federal Home Loan Mortgage Corp., 1.500% to 5.500% due 10/01/26 to 10/01/53 and $94,931,512 Federal National Mortgage Association Obligations, 2.000% to 5.000% due 07/01/32 to 05/01/53; (value—$484,500,000); proceeds: $475,070,063	475,000,000	475,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $520,703,300 U.S. Treasury Note, zero coupon to 0.250% due 10/31/25; (value—$491,035,216); proceeds: $481,477,874	$481,407,000	$481,407,000
Total repurchase agreements (cost—$956,407,000)		956,407,000
Total investments (cost—$1,010,705,801 which approximates cost for federal income tax purposes)—101.4%		1,010,705,801

Liabilities in excess of other assets—(1.4)%		(14,324,409)
Net assets—100.0%		$996,381,392

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$4,953,275	$—	$4,953,275
U.S. Treasury obligations	—	49,345,526	—	49,345,526
Repurchase agreements	—	956,407,000	—	956,407,000
Total	$—	$1,010,705,801	$—	$1,010,705,801

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Rates shown reflect yield at October 31, 2023.

See accompanying notes to financial statements.

5

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2023 (unaudited)

Assets:
Investments, at value (cost—$54,298,801)	$54,298,801
Repurchase agreements (cost—$956,407,000)	956,407,000
Total investments in securities, at value (cost—$1,010,705,801)	1,010,705,801
Cash	233
Receivable for interest	140,938
Other assets	41,506
Total assets	1,010,888,478

Liabilities:
Payable for investments purchased	9,865,396
Dividends payable to shareholders	4,525,026
Accrued expenses and other liabilities	116,664
Total liabilities	14,507,086

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	996,380,165
Distributable earnings (accumulated losses)	1,227
Net assets	$996,381,392
Shares outstanding	996,376,603
Net asset value per share	$1.00

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2023 (unaudited)
Investment income:
Interest	$25,763,825
Expenses:
Investment advisory and administration fees	97,682
Transfer agency fees	42,608
Custody and fund accounting fees	22,046
Trustees’ fees	12,963
Professional services fees	47,309
Printing and shareholder report fees	22,392
Federal and state registration fees	35,315
Insurance expense	4,493
Other expenses	28,808
Total expenses	313,616
Fee waivers by investment advisor and administrator	(97,682)
Net expenses	215,934
Net investment income (loss)	25,547,891
Net realized gain (loss)	13,400
Net increase (decrease) in net assets resulting from operations	$25,561,291

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$25,547,891	$ 29,722,501
Net realized gain (loss)	13,400	(8,582)
Net increase (decrease) in net assets resulting from operations	25,561,291	29,713,919
Total distributions	(25,547,891)	(29,723,779)
Net increase (decrease) in net assets from beneficial interest transactions	8,261,955	(30,655,353)
Net increase (decrease) in net assets	8,275,355	(30,665,213)
Net assets:

Beginning of period	988,106,037	1,018,771,250
End of period	$996,381,392	$988,106,037

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.026	0.030	0.001	0.001	0.017	0.022
Net realized and unrealized gain (loss)	0.000 [1]	(0.000)[1]	(0.000)[1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.030	0.001	0.001	0.017	0.022
Dividends from net investment income	(0.026)	(0.030)	(0.001)	(0.001)	(0.017)	(0.022)
Distributions from net realized gains	—	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.026)	(0.030)	(0.001)	(0.001)	(0.017)	(0.022)
Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	2.61%	2.97%	0.05%	0.15%	1.75%	2.16%
Ratios to average net assets:
Expenses before fee waivers	0.06%[3]	0.07%	0.07%	0.07%	0.07%	0.08%
Expenses after fee waivers	0.04%[3]	0.04%	0.04%	0.04%	0.04%	0.03%
Net investment income (loss)	5.23%[3]	2.97%	0.05%	0.14%	1.90%	2.20%
Supplemental data:
Net assets, end of period (000’s)	$996,381	$988,106	$1,018,771	$1,099,849	$1,012,980	$2,234,641

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with seventeen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

10

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2023, its direct advisory/administrative costs and expenses approximate an annual rate of 0.02% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2023, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

UBS AM may also voluntarily reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2023, the Fund did not have this additional waiver.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	$2,737,534,753	$5,210,367,904
Shares repurchased	(2,753,776,737)	(5,266,774,011)
Dividends reinvested	24,503,939	25,750,754
Net increase (decrease) in beneficial interest	$8,261,955	$(30,655,353)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2023 was ordinary income in the amount of $29,723,779.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2024.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2023, the Fund had capital loss carryforwards of $9,153 in short term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

13

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

14

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the

15

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2023 and (b) annualized performance information for each year in the ten-year period ended April 30, 2023. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the Performance Universe median for all comparative periods, ranking in the first quintile for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

16

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized material economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

17

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S217

UBS Ultra Short Income Fund

Semiannual Report  |  October 31, 2023

UBS Ultra Short Income Fund

December 11, 2023

Dear Shareholder,

We present you with the semiannual report for UBS Ultra Short Income Fund (the “Fund”) for the six-months ended October 31, 2023 (the “reporting period”).

Performance

For the reporting period, Class A shares of UBS Ultra Short Income Fund returned 2.86%, while Class P shares returned 2.91% and Class I shares returned 2.92% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofA 3 Month US Treasury Bill Index (the “Index”) returned 2.65%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

A.

The US economy experienced several challenges during the reporting period. Continued high inflation, Federal Reserve (“Fed”) monetary tightening, the fallout from the war in Ukraine, and several geopolitical issues were headwinds for the economy. Despite these factors, the economy was resilient and continued to expand. Looking back, first and second quarter 2023 US annualized gross domestic product (“GDP”) growth was 2.2% and 2.1%, respectively. On October 26, 2023 the Commerce Department reported that third quarter 2023 annualized GDP growth was 4.9%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to raise interest rates. From March 2022 through March 2023 (prior to the beginning of the reporting period), the Fed raised rates nine times. The Fed then raised rates an additional 0.25% at its meetings in May and July 2023—pushing the federal funds rate to a range between 5.25% and 5.50%, the highest level in 22 years. At its meeting on November 1, 2023—after the reporting period ended—the central bank kept rates on hold, but did not rule out future rate hikes to fight inflation.

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund outperformed the benchmark during the reporting period. The Fund’s holdings in credit-related sectors, such as asset-backed securities, corporate bonds, and money market instruments were additive to performance relative to the benchmark. In contrast, the Fund’s duration positioning detracted from relative performance.

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, commercial paper and asset-backed securities. It also had a very modest allocation to short-term investments.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including inflation that remains higher than the Fed’s 2% target and the lagged impact on the economy from the Fed’s rate hikes. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

1

UBS Ultra Short Income Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

David G. Rothweiler

Portfolio Manager

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

Scott Dolan

Portfolio Manager

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2023. The views and opinions in the letter were current as of December 11, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 10/31/23 (unaudited)

	6 months	1 year	5 years	Inception¹
Class A	2.86%	5.50%	1.56%	1.62%
Class P	2.91	5.61	1.66	1.70
Class I	2.92	5.63	1.64	1.68
ICE BofA 3 Month US Treasury Bill Index[2]	2.65	4.80	1.78	1.79

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2023 prospectuses were as follows: Class A—0.46% and 0.35%; Class P—0.36% and 0.25%; and Class I—0.34% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the Fund’s ordinary total operating expenses of each class through August 31, 2024 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The Fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofA 3 Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

3

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2023	Ending account value October 31, 2023	Expenses paid during period 05/01/23 to 10/31/23[1]	Expense ratio during the period

Class A
Actual	$1,000.00	$1,028.60	$1.78	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.38	1.78	0.35

Class P
Actual	$1,000.00	$1,029.10	$1.28	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.88	1.27	0.25

Class I
Actual	$1,000.00	$1,029.20	$1.17	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.98	1.17	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

4

UBS Ultra Short Income Fund

Portfolio statistics—(unaudited)1

As a percentage of net assets as of October 31, 2023

Top ten holdings
General Motors Financial Co., Inc., 5.450% due 11/01/23	4.3%
Humana, Inc., 5.470% due 11/01/23	4.1
Toyota Motor Credit Corp., 5.616% due 09/13/24	3.4
Deutsche Bank AG, 5.839% due 11/08/23	2.6
Volkswagen Group of America Finance LLC, 4.250% due 11/13/23	2.6
Hyundai Capital America, 5.400% due 11/01/23	2.4
JPMorgan Chase & Co., 6.253% due 02/24/26	2.2
Metropolitan Life Global Funding I, 5.622% due 09/27/24	2.1
National Rural Utilities Cooperative Finance Corp., 5.639% due 10/18/24	2.1
Westpac Banking Corp., 5.635% due 11/18/24	2.1
Total	27.9%

Top five issuer breakdown by country or territory of origin
United States	57.0%
Canada	12.0
France	10.7
Germany	7.3
Japan	4.2
Total	91.2%

Asset allocation
Corporate bonds	55.9%
Commercial paper	24.3
Asset-backed securities	18.1
Short-term investments	0.6
Cash equivalents and liabilities in excess of other assets	1.1
Total	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

5

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2023

	Face Amount	Value
Asset-backed securities—18.1%
Ally Auto Receivables Trust, Series 2022-1, Class A2, 2.670%, due 04/15/25	$390,242	$389,671
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.000%, due 07/21/25[1]	2,590,000	2,584,396
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.770%, due 09/15/26	3,305,367	3,174,259
CCG Receivables Trust,
Series 2020-1, Class C, 1.840%, due 12/14/27[1]	4,075,000	3,968,170
Series 2021-1, Class A2, 0.300%, due 06/14/27[1]	348,458	342,897
Series 2022-1, Class A2, 3.910%, due 07/16/29[1]	1,002,643	984,419
Dell Equipment Finance Trust, Series 2021-2, Class A3, 0.530%, due 12/22/26[1]	9,214,406	9,091,951
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.770%, due 08/20/27[1]	3,386,508	3,279,670
Ford Credit Auto Lease Trust, Series 2021-B, Class B, 0.660%, due 01/15/25	2,775,000	2,755,556
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, due 07/15/30[1]	2,400,000	2,387,937
Series 2020-A, Class B, 2.050%, due 09/15/25	2,370,000	2,350,476
Series 2020-B, Class C, 2.040%, due 12/15/26	2,645,000	2,602,470
Series 2020-B, Class A4, 0.790%, due 11/15/25	3,305,666	3,261,016
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C, 1.370%, due 01/16/26	3,915,000	3,779,504
Series 2020-4, Class A4, 0.500%, due 02/17/26	2,350,000	2,256,977
GreatAmerica Leasing Receivables Funding LLC,
Series 2021-1, Class C, 0.920%, due 12/15/27[1]	1,040,000	975,715
Series 2021-2, Class A3, 0.670%, due 07/15/25[1]	900,266	873,699
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, due 09/20/28[1]	3,550,000	3,488,921
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class B, 0.760%, due 02/17/26[1]	4,000,000	3,923,947
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, due 12/15/26	1,440,000	1,389,995
John Deere Owner Trust 2022, Series 2022-A, Class A3, 2.320%, due 09/16/26	5,410,957	5,250,645

	Face Amount	Value
Asset-backed securities—(continued)
MMAF Equipment Finance LLC,
Series 2020-BA, Class A3, 0.490%, due 08/14/25[1]	$818,590	$796,451
Series 2022-B, Class A2, 5.570%, due 09/09/25[1]	1,064,664	1,061,016
Nissan Auto Lease Trust,
Series 2021-A, Class A3, 0.520%, due 08/15/24	103,307	103,157
Series 2022-A, Class A4, 3.870%, due 07/15/27	1,350,000	1,326,960
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class C, 1.290%, due 04/15/26[1]	834,032	824,637
Series 2021-AA, Class B, 0.710%, due 08/17/26[1]	1,250,000	1,180,881
Santander Retail Auto Lease Trust,
Series 2021-B, Class C, 1.100%, due 06/20/25[1]	500,000	488,198
Series 2021-C, Class C, 1.110%, due 03/20/26[1]	4,000,000	3,870,592
Series 2021-C, Class B, 0.830%, due 03/20/26[1]	2,500,000	2,435,699
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, due 11/25/31[1]	2,350,000	2,303,450
Verizon Owner Trust, Series 2020-C, Class C, 0.770%, due 04/21/25	2,190,000	2,174,645
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A4, 1.260%, due 08/20/26	6,754,936	6,716,480
World Omni Auto Receivables Trust, Series 2022-A, Class A3, 1.660%, due 05/17/27	1,646,000	1,584,394
Total asset-backed securities (cost—$84,704,112)		83,978,851

Commercial paper—24.3%
Asset-backed-miscellaneous—4.3%
GTA Funding LLC 5.580%, due 01/12/24[1]	5,000,000	4,944,200
Liberty Street Funding LLC 5.844%, due 01/16/24[1]	5,000,000	4,940,889
LMA-Americas LLC 5.680%, due 01/23/241	5,000,000	4,934,522
Versailles Commercial Paper LLC 5.857%, due 01/03/24	5,000,000	4,950,825

		19,770,436

Auto manufacturers—6.7%
General Motors Financial Co., Inc. 5.450%, due 11/01/23[1]	20,000,000	20,000,000
Hyundai Capital America 5.400%, due 11/01/23[1]	11,000,000	11,000,000

		31,000,000

6

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2023

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—9.3%
Banco Santander SA 5.680%, due 03/01/24[1]	$4,000,000	$3,923,635
BNP Paribas SA 5.600%, due 02/01/24	5,000,000	4,928,444
BPCE SA 5.660%, due 02/01/24[1]	5,000,000	4,927,678
Macquarie Bank Ltd. 5.640%, due 01/22/24[1]	5,000,000	4,935,767
Mizuho Bank Ltd.
5.600%, due 02/02/24[1]	5,000,000	4,927,667
5.620%, due 01/25/24[1]	5,000,000	4,933,653
National Bank of Canada 5.620%, due 03/21/24[1]	5,000,000	4,889,942
Natixis SA 5.520%, due 12/04/23	5,000,000	4,974,700
Svenska Handelsbanken AB 5.595%, due 01/24/24[1]	5,000,000	4,934,725

		43,376,211

Health care providers & services—4.1%
Humana, Inc. 5.470%, due 11/01/23[1]	19,000,000	19,000,000

		19,000,000
Total commercial paper (cost—$113,146,647)		113,146,647

Corporate bonds—55.9%
Auto manufacturers—8.1%
Mercedes-Benz Finance North America LLC 5.500%, due 11/27/24[1]	5,000,000	4,986,075
Toyota Motor Credit Corp. Series B, Secured Overnight Financing Rate + 0.290%, 5.616%, due 09/13/24[2]	16,000,000	15,977,936
Volkswagen Group of America Finance LLC
4.250%, due 11/13/23[1]	11,897,000	11,889,940
Secured Overnight Financing Rate + 0.950%, 6.278%, due 06/07/24[1,2]	5,000,000	5,009,433

		37,863,384

Banks—36.2%
Bank of America Corp.
Secured Overnight Financing Rate + 1.100%, 6.408%, due 04/25/25[2]	8,000,000	8,011,253
Bank of Montreal
Series H, 4.250%, due 09/14/24	2,500,000	2,459,505
Secured Overnight Financing Rate + 0.320%, 5.636%, due 07/09/24[2]	2,000,000	1,996,425
Bank of Nova Scotia 5.250%, due 12/06/24	5,000,000	4,956,751
Banque Federative du Credit Mutuel SA
Secured Overnight Financing Rate + 0.410%, 5.749%, due 02/04/25[1,2]	10,000,000	9,935,123
Barclays PLC 3.650%, due 03/16/25	2,500,000	2,404,135

	Face Amount	Value
Corporate bonds—(continued)
Banks—(continued)
BNP Paribas SA 3.800%, due 01/10/24[1]	$10,000,000	$9,952,490
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.726%, due 12/14/23[2]	4,577,000	4,576,421
Secured Overnight Financing Rate + 0.420%, 5.729%, due 10/18/24[2]	7,500,000	7,487,025
Cooperatieve Rabobank UA 1.375%, due 01/10/25	2,250,000	2,135,028
Credit Agricole SA 3.875%, due 04/15/24[1]	5,000,000	4,952,462
Deutsche Bank AG Series E, Secured Overnight Financing Rate + 0.500%, 5.839%, due 11/08/23[2]	12,000,000	11,999,484
Federation des Caisses Desjardins du Quebec
Secured Overnight Financing Rate + 0.430%, 5.764%, due 05/21/24[1,2]	4,307,000	4,304,271
Goldman Sachs Group, Inc.
3.625%, due 02/20/24	4,000,000	3,969,854
Secured Overnight Financing Rate + 0.490%, 5.797%, due 10/21/24[2]	5,000,000	4,987,977
JPMorgan Chase & Co.
Secured Overnight Financing Rate + 0.920%, 6.253%, due 02/24/26[2]	10,000,000	9,997,911
Mitsubishi UFJ Financial Group, Inc. 2.801%, due 07/18/24	5,000,000	4,887,050
Morgan Stanley Series F, 3.875%, due 04/29/24	5,000,000	4,952,417
National Bank of Canada
Secured Overnight Financing Rate + 0.490%, 5.829%, due 08/06/24[2]	4,960,000	4,953,485
NatWest Markets PLC
Secured Overnight Financing Rate + 0.530%, 5.867%, due 08/12/24[1,2]	7,570,000	7,554,330
Royal Bank of Canada
Secured Overnight Financing Rate + 0.340%, 5.656%, due 10/07/24[2]	10,000,000	9,971,383
Societe Generale SA 3.875%, due 03/28/24[1]	10,000,000	9,902,660
Sumitomo Mitsui Financial Group, Inc.
2.348%, due 01/15/25	2,500,000	2,390,404
2.448%, due 09/27/24	2,500,000	2,420,731
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.350%, 5.677%, due 09/10/24[2]	7,500,000	7,482,752
Truist Bank
Secured Overnight Financing Rate + 0.200%, 5.511%, due 01/17/24[2]	7,000,000	6,988,726
Wells Fargo & Co. 3.000%, due 02/19/25	3,000,000	2,885,729
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.300%, 5.635%, due 11/18/24[2]	10,000,000	9,980,464

		168,496,246

7

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2023

	Face Amount	Value
Corporate bonds—(continued)
Diversified financial services—2.8%
American Express Co. 3.000%, due 10/30/24	$3,000,000	$2,911,934
Capital One Financial Corp. 3.900%, due 01/29/24	10,000,000	9,942,932

		12,854,866

Electric—3.6%
Eversource Energy
Series N, 3.800%, due 12/01/23	4,000,000	3,992,966
4.200%, due 06/27/24	3,000,000	2,963,388
National Rural Utilities Cooperative Finance Corp.
Series D, Secured Overnight Financing Rate + 0.330%, 5.639%, due 10/18/24[2]	10,000,000	9,987,410

		16,943,764

Insurance—2.2%
Metropolitan Life Global Funding I
Secured Overnight Financing Rate + 0.300%, 5.622%, due 09/27/24[1,2]	10,000,000	9,991,519

Pharmaceuticals—1.0%
AbbVie, Inc. 2.600%, due 11/21/24	5,000,000	4,831,301

	Face Amount	Value
Corporate bonds—(continued)
Pipelines—0.9%
Enterprise Products Operating LLC 3.900%, due 02/15/24	$4,000,000	$3,977,631

Semiconductors—1.1%
Analog Devices, Inc.
Secured Overnight Financing Rate + 0.250%, 5.571%, due 10/01/24[2]	5,000,000	4,997,899
Total corporate bonds (cost—$260,485,030)		259,956,610

	Number of Shares
Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 5.301%[3] (cost $2,668,813)	2,668,813	2,668,813
Total investments (cost—$461,004,602)—98.9%		459,750,921

Other assets in excess of liabilities—1.1%		5,241,014
Net assets—100.0%		$464,991,935

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$83,978,851	$—	$83,978,851
Commercial paper	—	113,146,647	—	113,146,647
Corporate bonds	—	259,956,610	—	259,956,610
Investment companies	—	2,668,813	—	2,668,813
Total	$—	$459,750,921	$—	$459,750,921

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $221,633,627, represented 47.7% of the Fund’s net assets at period end.

[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]	Rates shown reflect yield at October 31, 2023.

See accompanying notes to financial statements.

8

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2023 (unaudited)

Assets:
Investments, at value (cost—$461,004,602)	$459,750,921
Receivable for investments sold	5,003,265
Receivable for fund shares sold	71,850
Receivable for interest and dividends	2,344,611
Other assets	1,106
Total assets	467,171,753

Liabilities:
Payable for fund shares redeemed	1,672,093
Dividends payable to shareholders	270,658
Payable to affiliate	64,530
Payable to custodian	19,083
Accrued expenses and other liabilities	153,454
Total liabilities	2,179,818
Net assets	$464,991,935

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	505,614,302
Distributable earnings (accumulated losses)	(40,622,367)
Net assets	$464,991,935

Class A
Net assets	$82,459,000
Shares outstanding	8,382,847
Net asset value and offering price per share	$9.84

Class P
Net assets	$382,452,538
Shares outstanding	38,921,539
Net asset value and offering price per share	$9.83

Class I
Net Assets	$80,397
Shares outstanding	8,198
Net asset value and offering price per share	$9.81

See accompanying notes to financial statements.

9

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2023 (unaudited)
Investment income:
Interest	$14,117,675
Securities lending	905
Total income	14,118,580
Expenses:
Investment advisory and administration fees	780,518
Service fees—Class A	50,256
Transfer agency and related services fees—Class A	9,618
Transfer agency and related services fees—Class P	41,543
Transfer agency and related services fees—Class I	7
Custody and fund accounting fees	20,002
Trustees fees	11,669
Professional services fees	64,491
Printing and shareholder report fees	31,622
Federal and state registration fees	36,255
Insurance expense	4,606
Other expenses	37,510
Total expenses	1,088,097
Fee waivers and/or expense reimbursements by advisor and administrator	(387,418)
Net expenses	700,679
Net investment income (loss)	13,417,901
Net realized gain (loss) on investments	(1,055,545)
Net change in unrealized appreciation (depreciation) from investments	2,264,955
Net realized and unrealized gain (loss) from investment activities	1,209,410
Net increase (decrease) in net assets resulting from operations	$14,627,311

See accompanying notes to financial statements.

10

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$13,417,901	$26,157,026
Net realized gain (loss)	(1,055,545)	(25,158,765)
Net change in unrealized appreciation (depreciation)	2,264,955	12,689,474
Net increase (decrease) in net assets resulting from operations	14,627,311	13,687,735
Total distributions—Class A	(2,509,117)	(5,231,925)
Total distributions—Class P	(10,706,790)	(21,315,635)
Total distributions—Class I	(2,042)	(4,789)
Total distributions	(13,217,949)	(26,552,349)
From beneficial interest transactions:

Proceeds from shares sold	45,507,544	229,687,740
Cost of shares redeemed	(163,356,531)	(1,294,369,670)
Shares issued on reinvestment of dividends and distributions	11,311,347	22,522,791
Net increase (decrease) in net assets from beneficial interest transactions	(106,537,640)	(1,042,159,139)
Net increase (decrease) in net assets	(105,128,278)	(1,055,023,753)
Net assets:

Beginning of period	570,120,213	1,625,143,966
End of period	$464,991,935	$570,120,213

See accompanying notes to financial statements.

11

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,				For the period from May 29, 2018[1] to April 30, 2019
		2023	2022	2021	2020
Net asset value, beginning of period	$9.81	$9.90	$9.99	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.25	0.25	0.01	0.04	0.20	0.23
Net realized and unrealized gain (loss)	0.03	(0.05)	(0.08)	0.04	(0.05)	(0.01)[3]
Net increase (decrease) from operations	0.28	0.20	(0.07)	0.08	0.15	0.22
Dividends from net investment income	(0.25)	(0.28)	(0.02)	(0.04)	(0.20)	(0.22)
Distributions from net realized gains	—	(0.01)	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.25)	(0.29)	(0.02)	(0.04)	(0.20)	(0.22)
Net asset value, end of period	$9.84	$9.81	$9.90	$9.99	$9.95	$10.00
Total investment return[5]	2.86%	2.03%	(0.75)%	0.82%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.50%[6]	0.46%	0.44%[7]	0.44%[7]	0.45%[7]	0.47%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.35%[6]	0.35%	0.35%[7]	0.35%[7]	0.35%[7]	0.31%[6,7]
Net investment income (loss)	5.07%[6]	2.48%	0.13%	0.41%	2.01%	2.48%[6]
Supplemental data:
Net assets, end of period (000’s)	$82,459	$114,696	$347,829	$662,131	$1,226,267	$1,193,910
Portfolio turnover	10%	72%	56%	64%	53%	12%

Class P
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,				For the period from May 29, 2018[1] to April 30, 2019
		2023	2022	2021	2020
Net asset value, beginning of period	$9.80	$9.89	$9.98	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.26	0.26	0.02	0.04	0.20	0.24
Net realized and unrealized gains (losses)	0.02	(0.05)	(0.08)	0.05	(0.04)	(0.02)[3]
Net increase (decrease) from operations	0.28	0.21	(0.06)	0.09	0.16	0.22
Dividends from net investment income	(0.25)	(0.29)	(0.03)	(0.05)	(0.21)	(0.23)
Distributions from net realized gains	—	(0.01)	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.25)	(0.30)	(0.03)	(0.05)	(0.21)	(0.23)
Net asset value, end of period	$9.83	$9.80	$9.89	$9.98	$9.94	$9.99
Total investment return[5]	2.91%	2.14%	(0.65)%	0.92%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.40%[6]	0.36%	0.34%[7]	0.34%[7]	0.36%[7]	0.39%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.25%[6]	0.25%	0.25%[7]	0.25%[7]	0.25%[7]	0.21%[6,7]
Net investment income (loss)	5.18%[6]	2.63%	0.24%	0.38%	2.04%	2.61%[6]
Supplemental data:
Net assets, end of period (000’s)	$382,453	$455,346	$1,227,504	$2,218,543	$915,463	$358,489
Portfolio turnover	10%	72%	56%	64%	53%	12%

See accompanying notes to financial statements.

12

UBS Ultra Short Income Fund

Financial highlights (concluded)

Class I
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,				For the period from May 29, 2018[1] to April 30, 2019
		2023	2022	2021	2020
Net asset value, beginning of period	$9.78	$9.88	$9.97	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.26	0.08 [8]	0.02	0.03	0.22	0.22
Net realized and unrealized gain (loss)	0.02	0.12 [8]	(0.08)	0.05	(0.05)	(0.00)[3,4]
Net increase (decrease) from operations	0.28	0.20	(0.06)	0.08	0.17	0.22
Dividends from net investment income	(0.25)	(0.29)	(0.03)	(0.05)	(0.22)	(0.23)
Distributions from net realized gains	—	(0.01)	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.25)	(0.30)	(0.03)	(0.05)	(0.22)	(0.23)
Net asset value, end of period	$9.81	$9.78	$9.88	$9.97	$9.94	$9.99
Total investment return[5]	2.92%	2.05%	(0.63)%	0.84%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.39%[6]	0.34%	0.33%[7]	0.33%[7]	0.35%[7]	0.38%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.23%[6]	0.23%	0.23%[7]	0.23%[7]	0.23%[7]	0.16%[6,7]
Net investment income (loss)	5.21%[6]	0.79%	0.23%	0.31%	2.25%	2.42%[6]
Supplemental data:
Net assets, end of period (000’s)	$80	$78	$49,811	$495,530	$421	$675
Portfolio turnover	10%	72%	56%	64%	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized gain per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]	Amount represents less than $0.005 or $(0.005) per share.
[5]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[6]	Annualized.
[7]	Includes interest expense representing less than 0.005%.
[8]

Due to substantial redemptions of Class I shares of the Fund during the year and fluctuating market values, these numbers would differ if presented utilizing another acceptable financial reporting method other than the average shares method that was used to calculate per share amounts. If such other acceptable method had been used, “Net investment income” would have been $0.27 per share and “Net realized and unrealized loss” would have been $(0.07) per share.

See accompanying notes to financial statements.

13

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with seventeen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

14

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as

15

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

16

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

17

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

At October 31, 2023, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2023, the Fund owed UBS AM $57,490 representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2024. For the period ended October 31, 2023, UBS AM waived $387,418 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2023, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2024	Expires April 30, 2025	Expires April 30, 2026	Expires April 30, 2027
Class A	$1,606,774	$864,807	$443,464	$224,024	$74,479
Class P	4,452,934	1,733,591	1,534,902	871,568	312,873
Class I	321,055	188,203	132,091	695	66

For the period ended October 31, 2023, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs

18

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2023, the Fund owed UBS AM (US) $7,040 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2023, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $25,882 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund may regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2023, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the Allocation is based on utilization.

For the period ended October 31, 2023, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended October 31, 2023, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $36,223,780 and $131,615,909, respectively.

19

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2023:

			Class A
			Shares	Amount
Shares sold			—	$—
Shares repurchased			(3,535,466)	(34,740,208)
Dividends reinvested			226,253	2,223,167
Net increase (decrease)			(3,309,213)	$(32,517,041)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	4,637,643	$45,507,544	—	$—
Shares repurchased	(13,105,650)	(128,616,323)	—	—
Dividends reinvested	925,603	9,086,141	208	2,039
Net increase (decrease)	(7,542,404)	$(74,022,638)	208	$2,039

For the year ended April 30, 2023:

			Class A
			Shares	Amount
Shares sold			31,127	$304,660
Shares repurchased			(23,936,609)	(235,317,660)
Dividends reinvested			465,192	4,564,574
Net increase (decrease)			(23,440,290)	$(230,448,426)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	23,357,649	$229,383,080	—	$—
Shares repurchased	(102,832,409)	(1,009,301,167)	(5,035,510)	(49,750,843)
Dividends reinvested	1,831,882	17,955,872	240	2,345
Net increase (decrease)	(77,642,878)	$(761,962,215)	(5,035,270)	$(49,748,498)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2023 was ordinary income in the amount of $26,552,349.

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2024.

20

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2023 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
$461,004,602	$23,134	$(1,276,815)	$(1,253,681)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2023, the Fund had capital loss carryforwards of $27,576,342 in short-term and $10,896,076 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of October 31, 2023 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

21

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), UBS Series Funds (the “Trust”) has adopted a liquidity risk management program (the “program”) with respect to its series, Ultra Short Income Fund (the “Fund”).

UBS Asset Management (Americas) Inc. (“UBS AM”) has been designated by the Trust’s Board to administer the program, and UBS AM has delegated the responsibility to carry out certain functions described in the program to an internal group which is comprised of representatives of various investment and non-investment areas of the firm. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining shareholders’ interests. The program is intended to provide a framework for the assessment, management and periodic review of the Fund’s liquidity risks, taking into consideration, as applicable, the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during both normal and reasonable foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The provisions of the program shall be administered for the Fund in a manner that is appropriately tailored to reflect the Fund’s particular liquidity risks. UBS AM’s process of determining the degree of liquidity of the Fund’s investments is supported by a third-party liquidity assessment vendor. In May 2023, UBS AM provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation (the “report”). The report covered the period from May 2, 2022 through May 1, 2023.

UBS AM’s report concluded that the program was reasonably designed to assess and manage the Fund’s liquidity risk, including during periods of market volatility and net redemptions. UBS AM reported that the program operated adequately and has been implemented effectively to assess and manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to the Fund’s prospectuses for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

22

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Trust (“Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver

23

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2024 (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one- and three-year and since inception periods ended April 30, 2023. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was below the Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.)

Management discussed the reasons for underperformance, including duration positioning, sector allocation and the interest rate environment caused by the Federal Reserve’s aggressive interest rate hikes. Based on its review, the board concluded that the Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many

24

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material economies of scale, and whether there is potential for realization of any further material economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

25

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1698

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2023

Limited Purpose Cash Investment Fund

December 11, 2023

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six-months ended October 31, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate twice during the reporting period, with the last hike pushing it to a range between 5.25% and 5.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on short-term investments moved higher—as did the Fund’s yields—during the reporting period.

The seven-day current yield for the Fund as of October 31, 2023 was 5.37%, versus 4.74% on April 30, 2023 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy experienced several challenges during the reporting period. Continued high inflation, Fed monetary tightening, the fallout from the war in Ukraine, and several geopolitical issues were headwinds for the economy. Despite these factors, the economy was resilient and continued to expand. Looking back, first and second quarter 2023 US annualized gross domestic product (“GDP”) growth was 2.2% and 2.1%, respectively. On October 26, 2023 the Commerce Department reported that third quarter 2023 annualized GDP growth was 4.9%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to raise interest rates. From March 2022 through March 2023 (prior to the beginning of the reporting period), the Fed raised rates nine times. The Fed then raised rates an additional 0.25% at its meetings in May and July 2023—pushing the federal funds rate to a range between 5.25% and 5.50%, the highest level in 22 years. At its meeting on November 1, 2023—after the reporting period ended—the central bank kept rates on hold, but did not rule out future rate hikes to fight inflation.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s WAM was seven days when the reporting period began. At period end on October 31, 2023, it was 26 days.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we increased the Fund’s exposures to US Treasury obligations. In contrast, we reduced its allocations to repurchase agreements and US government agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Limited Purpose Cash Investment Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including inflation that remains higher than the Fed’s 2% target and the lagged impact on the economy from the Fed’s rate hikes. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Series Funds

Limited Purpose Cash Investment Fund

Executive Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

Limited Purpose Cash Investment Fund

Executive Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2023. The views and opinions in the letter were current as of December 11, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below for the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2023	Ending account value October 31, 2023[1]	Expenses paid during period 05/01/23 to 10/31/23[2]	Expense ratio during the period

Actual	$1,000.00	$1,026.20	$0.31	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	5.37%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	5.52
Seven-day current yield before fee waivers and/or expense reimbursements[1]	5.31
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	5.45
Weighted average maturity[2]	26 days

Portfolio composition[3]
Repurchase agreements	57.3%
U.S. Treasury obligations	41.6
U.S. government agency obligations	3.5
Liabilities in excess of other assets	(2.4)
Total	100.0%

You could lose money by investing in the Fund. Because the price of shares of the Fund will fluctuate, when you sell your shares in the Fund, your shares may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares under certain circumstances. An investment in the Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its composition will vary over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face Amount	Value
U.S. government agency obligations—3.5%
Federal Home Loan Bank Discount Notes 5.280%, due 11/08/23[1]	$95,200,000	$95,104,978
5.290%, due 12/06/23[1]	85,500,000	85,071,791
Total U.S. government agency obligations (cost—$180,162,530)		180,176,769

U.S. Treasury obligations—41.6%
U.S. Treasury Bills 5.426% due 11/02/23[2]	52,000,000	51,992,386
5.436% due 11/09/23[2]	50,000,000	49,941,397
5.441% due 11/16/23[2]	53,000,000	52,883,676
5.447% due 11/24/23[2]	52,000,000	51,824,420
5.462% due 12/07/23[2]	52,000,000	51,725,830
5.462% due 12/14/23[2]	53,000,000	52,665,003
5.462% due 12/21/23[2]	53,000,000	52,609,861
5.469% due 12/05/23[2]	52,000,000	51,740,939
5.473% due 02/01/24[2]	52,000,000	51,293,319
5.475% due 12/19/23[2]	52,000,000	51,631,840
5.478% due 12/28/23[2]	55,000,000	54,536,935
5.480% due 12/12/23[2]	51,000,000	50,692,884
5.488% due 11/30/23[2]	52,000,000	51,778,670
5.488% due 01/11/24[2]	51,000,000	50,467,411
5.488% due 01/18/24[2]	54,000,000	53,378,847
5.493% due 01/04/24[2]	55,000,000	54,482,022
5.501% due 01/02/24[2]	53,000,000	52,516,228
5.501% due 01/16/24[2]	54,000,000	53,395,515
5.506% due 01/09/24[2]	53,000,000	52,463,640
5.511% due 01/23/24[2]	55,000,000	54,327,138
5.517% due 01/30/24[2]	53,000,000	52,297,220
5.522% due 02/06/24[2]	53,000,000	52,241,274
5.522% due 03/07/24[2]	52,000,000	51,025,451
5.522% due 03/14/24[2]	53,000,000	51,952,011
5.522% due 03/21/24[2]	53,000,000	51,894,965
5.527% due 02/13/24[2]	52,000,000	51,200,818
5.527% due 02/20/24[2]	55,000,000	54,096,375
5.538% due 03/28/24[2]	55,000,000	53,796,147
5.543% due 04/11/24[2]	51,000,000	49,782,082
5.543% due 05/02/24[2]	52,000,000	50,598,759
5.559% due 04/18/24[2]	54,000,000	52,650,704
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[3]	300,000,000	300,321,711
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[3]	197,000,000	197,331,600
Total U.S. Treasury obligations (cost—$2,115,051,914)		2,115,537,078

	Face Amount	Value
Repurchase agreements—57.3%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/2023, collateralized by $967,527,231 Federal Home Loan Mortgage Corp., 1.500% to 7.000% due 02/01/36 to 10/01/53 and $98,759,100 U.S. Treasury Notes, 1.375% due 10/31/28; (value—$593,640,070); proceeds: $582,085,683	$582,000,000	$582,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/2023, collateralized by $755,152,100 U.S. Treasury Notes, 0.500% to 3.875% due 03/31/25 to 04/30/25 and $46,317,700 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/25; (value—$771,120,061); proceeds: $756,111,300	756,000,000	756,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/2023, collateralized by $1,669,012,200 U.S. Treasury Notes, 1.250% to 4.000% due 08/31/24 to 05/15/27, $2,148,600 U.S. Treasury Inflation Index Bonds, 2.375% due 01/15/25 and $3,586,200 U.S. Treasury Bonds, 3.000% due 05/15/47; (value—$1,580,232,628); proceeds: $1,580,232,611	1,580,000,000	1,580,000,000
Total repurchase agreements (cost—$2,918,000,000)		2,918,000,000
Total investments (cost—$5,213,214,444 which approximates cost for federal income tax purposes)—102.4%		5,213,713,847

Liabilities in excess of other assets—(2.4)%		(121,553,392)
Net assets—100.0%		$5,092,160,455

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$180,176,769	$—	$180,176,769
U.S. Treasury obligations	—	2,115,537,078	—	2,115,537,078
Repurchase agreements	—	2,918,000,000	—	2,918,000,000
Total	$—	$5,213,713,847	$—	$5,213,713,847

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Rates shown reflect yield at October 31, 2023.
[3]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2023 (unaudited)

Assets:
Investments, at value (cost—$2,295,214,444)	$2,295,713,847
Repurchase agreements, at value (cost— $2,918,000,000)	2,918,000,000
Total investments in securities, at value (cost—$5,213,214,444)	5,213,713,847
Cash	3,985,831
Receivable for interest	506,161
Total assets	5,218,205,839

Liabilities:
Payable for investments purchased	101,901,489
Dividends payable to shareholders	23,920,719
Payable to affiliate	223,176
Total liabilities	126,045,384
Net assets	$5,092,160,455

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	5,091,877,198
Distributable earnings (accumulated losses)	283,257
Net assets	$5,092,160,455
Shares outstanding	5,093,891,382
Net asset value per share	$0.9997

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2023 (unaudited)
Investment income:
Interest	$138,107,120
Expenses:
Investment management and administration fees	3,109,314
Trustees fees	27,460
Total expenses	3,136,774
Fee waivers and/or expense reimbursements by investment manager and administrator	(1,568,387)
Net expenses	1,568,387
Net investment income (loss)	136,538,733
Net realized gain (loss)	(632)
Net change in unrealized appreciation (depreciation)	182,017
Net realized and unrealized gain (loss)	181,385
Net increase (decrease) in net assets resulting from operations	$136,720,118

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$136,538,733	$151,060,950

Net realized gain (loss)	(632)	(204,501)
Net change in unrealized appreciation (depreciation)	182,017	1,005,397
Net increase (decrease) in net assets resulting from operations	136,720,118	151,861,846
Total distributions	(136,538,733)	(151,060,950)
Net increase (decrease) in net assets from beneficial interest transactions	(443,364,661)	284,590,717
Net increase (decrease) in net assets	(443,183,276)	285,391,613
Net assets:

Beginning of period	5,535,343,731	5,249,952,118

End of period	$5,092,160,455	$5,535,343,731

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$0.9996	$0.9995	$0.9997	$1.0008	$0.9999	$0.9998
Net investment income (loss)	0.0262	0.0292	0.0004	0.0014	0.0179	0.0209
Net realized and unrealized gain (loss)	0.0001	0.0001	(0.0002)	(0.0010)	0.0009	0.0001
Net increase (decrease) from operations	0.0263	0.0293	0.0002	0.0004	0.0188	0.0210
Dividends from net investment income	(0.0262)	(0.0292)	(0.0004)	(0.0014)	(0.0179)	(0.0209)
Distributions from net realized gains	—	—	(0.0000)[1]	(0.0001)	—	—
Total dividends and distributions	(0.0262)	(0.0292)	(0.0004)	(0.0015)	(0.0179)	(0.0209)
Net asset value, end of period	$0.9997	$0.9996	$0.9995	$0.9997	$1.0008	$0.9999
Total investment return[2]	2.62%	2.91%	0.02%	0.04%	1.89%	2.12%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%[3]	0.06%	0.04%	0.06%	0.06%	0.06%
Net investment income (loss)	5.22%[3]	2.92%	0.04%	0.13%	1.84%	2.04%
Supplemental data:
Net assets, end of period (000’s)	$5,092,160	$5,535,344	$5,249,952	$3,216,549	$3,309,628	$3,929,522

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with seventeen series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee —Consistent with Rule 2a-7, the Fund’s Board of Trustees (the “Board”) is permitted to impose a liquidity fee on redemptions from the Fund under certain circumstances. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2023, the Board of the Fund did not impose any liquidity fees.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Rule 2a-7 or the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2023, UBS AM is owed $482,260 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2024, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2023, UBS AM waived $1,568,387 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2023, UBS AM owed the Fund $259,084 in fee waivers. The amount owed by (or owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of the Fund’s average daily net assets, and that the amount disclosed in the paragraph above for accrued advisory and administration fees is net of independent trustees’ fees and expenses previously paid. At October 31, 2023, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2023, the Fund did not have this additional waiver.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2023		For the year ended April 30, 2023
	Shares	Amount	Shares	Amount
Shares sold	8,796,881,950	$8,793,798,133	20,377,062,354	$20,365,680,142
Shares repurchased	(9,316,633,481)	(9,313,433,599)	(20,168,013,213)	(20,156,575,651)
Dividends reinvested	76,298,745	76,270,805	75,523,751	75,486,226
Net increase (decrease)	(443,452,786)	$(443,364,661)	284,572,892	$284,590,717

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2023, was ordinary income in the amount of $151,060,950.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$520,787
Gross unrealized depreciation	(21,384)
Net unrealized appreciation (depreciation)	499,403

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2023, the Fund had capital loss carryforwards of $215,514 in short term capital losses.

The tax character of distributions made and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2024.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

16

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three- and five-year and since inception periods ended April 30, 2023. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was below, but reasonably close to, the Performance Universe median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

17

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized material economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether material economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2023

UBS RMA Government Money Market Fund

December 11, 2023

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund (the “Fund”) for the six-months ended October 31, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate twice during the reporting period, with the last hike pushing it to a range between 5.25% and 5.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on short-term investments moved higher—as did the Fund’s yields—during the reporting period.

The seven-day current yield for the Fund as of October 31, 2023 was 4.78%, versus 4.25% on April 30, 2023. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy experienced several challenges during the reporting period. Continued high inflation, Fed monetary tightening, the fallout from the war in Ukraine, and several geopolitical issues were headwinds for the economy. Despite these factors, the economy was resilient and continued to expand. Looking back, first and second quarter 2023 US annualized gross domestic product (“GDP”) growth was 2.2% and 2.1%, respectively. On October 26, 2023 the Commerce Department reported that third quarter 2023 annualized GDP growth was 4.9%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to raise interest rates. From March 2022 through March 2023 (prior to the beginning of the reporting period), the Fed raised rates nine times. The Fed then raised rates an additional 0.25% at its meetings in May and July 2023—pushing the federal funds rate to a range between 5.25% and 5.50%, the highest level in 22 years. At its meeting on November 1, 2023—after the reporting period ended—the central bank kept rates on hold, but did not rule out future rate hikes to fight inflation.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was six days when the reporting period began. At period end on October 31, 2023, it was 25 days.

Q.	What types of securities did the Government Master Fund emphasize?
A.

Over the review period, we significantly increased the Government Master Fund’s direct exposure to US Treasury obligations. Conversely, we meaningfully reduced its allocation to repurchase agreements and, to a lesser extent, US government agency obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

1

UBS RMA Government Money Market Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including inflation that remains higher than the Fed’s 2% target and the lagged impact on the economy from the Fed’s rate hikes. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2023. The views and opinions in the letter were current as of December 11, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2023	Ending account value October 31, 2023[2]	Expenses paid during period 05/01/23 to 10/31/23[3]	Expense ratio during the period

Actual	$1,000.00	$1,023.10	$3.36	0.66%
Hypothetical (5% annual return before expenses)	1,000.00	1,021.80	3.35	0.66

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	4.78%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	4.90
Seven-day current yield before fee waivers and/or expense reimbursements[1]	4.78
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	4.90
Weighted average maturity[2]	25 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor is not required to reimburse UBS RMA Government Money Market Fund for losses, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2023 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$933,664,099, which approximates cost for federal income tax purpose)	$933,664,099
Other assets	69,073
Total assets	933,733,172

Liabilities:
Dividends payable to shareholders	3,478,168
Payable to affiliate	258,455
Accrued expenses and other liabilities	443,518
Total liabilities	4,180,141

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized 929,589,783 outstanding)	929,589,783
Distributable earnings (accumulated losses)	(36,752)
Net assets	$929,553,031
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

(unaudited)

For the six months ended October 31, 2023 (unaudited)
Investment income:
Interest income allocated from Master Fund	$22,075,351
Expenses allocated from Master Fund	(417,493)
Net investment income allocated from Master Fund	21,657,858
Expenses:
Administration fees	416,454
Service fees	1,041,161
Transfer agency and related services fees	682,178
Accounting fees	4,144
Trustees’ fees	10,277
Professional fees	32,243
Reports and notices to shareholders	84,846
State registration fees	61,921
Insurance fees	3,525
Other expenses	9,999
Total expenses	2,346,748
Net investment income (loss)	19,311,110
Net increase (decrease) in net assets resulting from operations	19,311,110

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$ 19,311,110	$ 20,849,111
Net increase (decrease) in net assets resulting from operations	19,311,110	20,849,111
Total distributions	(19,311,110)	(20,849,111)
Net increase (decrease) in net assets from beneficial interest transactions	84,027,360	(198,065,448)
Net increase (decrease) in net assets	84,027,360	(198,065,448)
Net assets:

Beginning of period	845,525,671	1,043,591,119
End of period	$ 929,553,031	$ 845,525,671

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.023	0.025	0.000 [1]	0.000 [1]	0.013	0.017
Net realized and unrealized gain (loss)	—	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.023	0.025	0.000 [1]	0.000 [1]	0.013	0.017
Dividends from net investment income	(0.023)	(0.025)	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.023)	(0.025)	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	2.31%	2.52%	0.01%	0.02%	1.30%	1.70%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.66%[4]	0.64%	0.58%	0.59%	0.51%	0.49%
Expenses after fee waivers and/or expense reimbursements[3]	0.66%[4]	0.57%	0.08%	0.16%	0.50%	0.49%
Net investment income (loss)[3]	4.64%[4]	2.47%	0.01%	0.01%	1.65%	1.68%
Supplemental data:
Net assets, end of period (000’s)	$929,553	$845,526	$1,043,591	$1,281,776	$694,940	$4,909,374

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with seventeen series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (4.97% at October 31, 2023).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/

9

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2023, the Fund owed UBS AM $73,844 for administrative services

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At October 31, 2023, the Fund owed UBS AM—US $184,611 for shareholder servicing fees.

UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2023, UBS AM and UBS AM—US did not voluntarily waive fees and/or reimburse expenses.

10

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2023, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $357,426.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	$ 11,775,934,938	$ 23,723,952,037
Shares repurchased	(11,709,050,240)	(23,938,798,654)
Dividends reinvested	17,142,662	16,781,169
Net increase (decrease) in share outstanding	$ 84,027,360	$ (198,065,448)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2023 were as follows:

Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Fund	$20,849,111	—	$20,849,111

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2024.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

11

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Website at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Website at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Website: www.ubs.com/ubsamproxy, or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

12

Master Trust

Semiannual Report  |  October 31, 2023

Includes:

•	Government Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect their proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2023	Ending account value October 31, 2023	Expenses paid during period 05/01/23 to 10/31/23[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	54.7%
U.S. Treasury obligations	34.5
U.S. government agency obligations	12.7
Liabilities in excess of other assets	(1.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations: 12.7%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 5.335%, due 11/01/23[1]	$40,000,000	$39,999,190
Secured Overnight Financing Rate + 0.060%, 5.370%, due 11/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.090%, 5.400%, due 11/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.105%, 5.415%, due 11/01/23[1]	104,500,000	104,500,000
Secured Overnight Financing Rate + 0.120%, 5.430%, due 11/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.130%, 5.440%, due 11/01/23[1]	150,500,000	150,500,000
Secured Overnight Financing Rate + 0.135%, 5.445%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 5.450%, due 11/01/23[1]	86,000,000	86,002,542
Secured Overnight Financing Rate + 0.150%, 5.460%, due 11/01/23[1]	109,000,000	109,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	156,000,000	156,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	263,000,000	263,000,000
Secured Overnight Financing Rate + 0.165%, 5.475%, due 11/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 5.480%, due 11/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	60,000,000	60,000,000
3 mo. Treasury money market yield + 0.160%, 5.558%, due 11/07/23[1]	40,000,000	40,000,000
Federal Home Loan Bank Discount Notes 5.340%, due 01/03/24[2]	100,000,000	99,065,500
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.055%, 5.365%, due 11/01/23[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.070%, 5.380%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 5.390%, due 11/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	252,000,000	252,000,000
Secured Overnight Financing Rate + 0.115%, 5.425%, due 11/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	142,000,000	142,000,000
Total U.S. government agency obligations (cost—$2,380,067,231)		2,380,067,232

	Face amount	Value
U.S. Treasury obligations: 34.5%
U.S. Treasury Bills
5.417% due 11/16/23[3]	$181,000,000	$180,600,669
5.426% due 11/02/23[3]	177,000,000	176,974,040
5.436% due 11/09/23[3]	181,000,000	180,787,224
5.447% due 11/24/23[3]	184,000,000	183,376,956
5.455% due 12/21/23[3]	184,000,000	182,641,722
5.462% due 12/07/23[3]	186,000,000	185,011,409
5.462% due 12/14/23[3]	187,000,000	185,812,836
5.468% due 01/04/24[3]	194,000,000	192,156,569
5.469% due 12/05/23[3]	179,000,000	178,104,006
5.473% due 02/01/24[3]	194,000,000	191,388,678
5.475% due 12/19/23[3]	178,000,000	176,740,947
5.478% due 12/28/23[3]	181,000,000	179,472,510
5.480% due 12/12/23[3]	182,000,000	180,899,355
5.480% due 01/11/24[3]	200,000,000	197,893,667
5.488% due 11/30/23[3]	183,000,000	182,212,795
5.488% due 01/18/24[3]	194,000,000	191,755,421
5.501% due 01/02/24[3]	179,000,000	177,356,880
5.501% due 01/16/24[3]	186,000,000	183,907,087
5.506% due 01/09/24[3]	188,000,000	186,077,622
5.511% due 01/23/24[3]	183,000,000	180,746,965
5.517% due 01/30/24[3]	186,000,000	183,514,576
5.522% due 02/06/24[3]	195,000,000	192,189,021
5.522% due 03/07/24[3]	186,000,000	182,522,317
5.522% due 03/14/24[3]	187,000,000	183,310,906
5.522% due 03/21/24[3]	184,000,000	180,180,467
5.527% due 02/13/24[3]	201,000,000	197,890,530
5.527% due 02/20/24[3]	188,000,000	184,895,885
5.538% due 03/28/24[3]	181,000,000	177,045,049
5.543% due 04/11/24[3]	200,000,000	195,211,999
5.543% due 05/02/24[3]	194,000,000	188,782,261
5.559% due 04/18/24[3]	$194,000,000	$189,141,297
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[1]	226,000,000	225,947,236
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[1]	204,000,000	203,922,176
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[1]	338,000,000	338,082,860
Total U.S. Treasury obligations (cost—$6,496,553,939)		6,496,553,938

Repurchase agreements: 54.7%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 12/05/23, collateralized by $5,286 Federal Home Loan Mortgage Corp., obligation 3.000% due 08/01/43 and $213,343,672 Federal National Mortgage Association obligations, 2.000% to 5.500% due 12/01/26 to 10/01/53; (value—$102,000,000); proceeds: $108,540,250[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 5.320% due 11/07/23, collateralized by $10,144,560 Federal Home Loan Mortgage Corp., obligation 2.400% due 11/01/37 and $266,882,059 Federal National Mortgage Association Obligations, 1.500% to 5.801% due 11/25/23 to 04/01/59; (value—$204,000,001); proceeds: $208,039,111[4]	$200,000,000	$200,000,000
Repurchase agreement dated 09/19/23 with Bank of America, 5.440% due 01/29/24, collateralized by $11,340,900 Federal Home Loan Mortgage Corp., obligations, 3.000% to 6.121% due 05/15/43 to 11/25/53, $1,462,181,054 Federal National Mortgage Association obligations, 2.000% to 3.000% due 10/25/50 to 07/25/52 and $1,036,752,297 Government National Mortgage Association obligations, 0.572% to 5.500% due 07/20/34 to 03/16/64; (value—$309,000,001); proceeds: $301,904,000[4]	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 11/01/23, collateralized by $3,994 Federal Home Loan Mortgage Corp., obligations 3.000% to 3.500% due 11/01/32 to 12/01/47, $527,136,342 Federal National Mortgage Association obligations, 2.000% to 6.000% due 05/01/25 to 09/01/53 and $53,813,808 Government National Mortgage Association obligations, 3.000% to 5.904% due 03/20/42 to 09/20/53; (value—$306,000,000); proceeds: $300,044,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with J.P. Morgan Securities LLC, 5.310% due 11/01/23, collateralized by $313,817,855 Federal Home Loan Mortgage Corp., obligations 2.500% to 8.000% due 05/01/27 to 08/01/49 and $1,113,121,533 Federal National Mortgage Association Obligations, 2.000% to 7.000% due 12/01/29 to 10/01/53; (value—$510,000,001); proceeds: $500,073,750	500,000,000	500,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $1,154,704,694 Federal Home Loan Mortgage Corp., obligations, 1.250% to 6.500% due 07/15/36 to 10/25/53, $648,917,280 Federal National Mortgage Association obligations, 2.000% to 5.885% due 07/25/24 to 05/01/53 and $452,338,599 Government National Mortgage obligations 2.000% to 7.500% due 01/20/37 to 08/20/53; (value—$510,000,000); proceeds: $500,073,611	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $3,685,000 U.S. Treasury Bond, 3.000% due 05/15/47, $2,315,100 U.S. Treasury Inflation Index Bond, 2.380% due 01/15/25 and $3,439,570,300 U.S. Treasury Notes, 1.250% to 4.500% due 08/31/24 to 05/15/27; (value—$3,440,506,497); proceeds: $3,440,506,444	3,440,000,000	3,440,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,639,472,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 10/15/24 to 01/15/25 and $3,145,808,200 U.S. Treasury Notes, 1.500% to 5.510% due 10/31/24 to 03/31/25; (value—$5,039,820,040); proceeds: $4,941,727,425	4,941,000,000	4,941,000,000
Total repurchase agreements (cost—$10,281,000,000)		10,281,000,000
Total investments (cost—$19,157,621,170 which approximates cost for federal income tax purposes)—101.9%		19,157,621,170

Liabilities in excess of other assets—(1.9)%		(356,524,862)
Net assets—100.0%		$18,801,096,308

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$2,380,067,232	$—	$2,380,067,232
U.S. Treasury obligations	—	6,496,553,938	—	6,496,553,938
Repurchase agreements	—	10,281,000,000	—	10,281,000,000
Total	$—	$19,157,621,170	$—	$19,157,621,170

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Government Master Trust

Statement of assets and liabilities

October 31, 2023 (unaudited)

Assets:
Investments, at value (cost—$8,876,621,170)	$ 8,876,621,170
Repurchase agreements (cost—$10,281,000,000)	10,281,000,000
Total investments in securities, at value (cost—$19,157,621,170)	19,157,621,170
Cash	4,410,644
Receivable for interest	20,803,047
Total assets	19,182,834,861

Liabilities:
Payable for investments purchased	380,170,940
Payable to affiliate	1,567,613
Total liabilities	381,738,553
Net assets, at value	$18,801,096,308

See accompanying notes to financial statements.

Government Master Trust

Statement of operations

For the six month ended October 31, 2023 (unaudited)
Investment income:
Interest	$492,853,839
Expenses:
Investment advisory and administration fees	9,282,257
Trustees’ fees	41,709
Total expenses	9,323,966
Net expenses	9,323,966
Net investment income (loss)	483,529,873
Net increase (decrease) in net assets resulting from operations	$483,529,873

See accompanying notes to financial statements.

Government Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$ 483,529,873	$ 420,330,073
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	483,529,873	420,330,073
Net increase (decrease) in net assets from beneficial interest transactions	(917,398,325)	14,516,957,059
Net increase (decrease) in net assets	433,868,452	14,937,287,132
Net assets:

Beginning of year	19,234,964,760	4,297,677,628
End of year	$18,801,096,308	$19,234,964,760

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	5.19%[1]	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[2]	2.64%	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of period (000’s)	$18,801,096	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]	Annualized.
[2]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid

Government Master Fund

Notes to financial statements

investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

Government Master Fund

Notes to financial statements

realization and/or retention of the collateral may be subject to legal proceedings. the Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet its obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2023, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$1,567,613

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2023, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Government Master Fund

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2023, the Master Fund did not incur this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$19,939,133,522	$52,020,553,397
Withdrawals	(20,856,531,847)	(37,503,596,338)
Net increase (decrease) in beneficial interest	$(917,398,325)	$14,516,957,059

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended October 31, 2023, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

General information

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Government Master Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, the Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears the Master Fund’s expenses in proportion to its investment in the Master Fund. Therefore, in making its determination regarding the Master Fund’s fees, the board assessed (i) the

Government Master Fund

Board approval of management contract (unaudited)

Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund through August 31, 2024.

The board also received and considered information comparing the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund’s Actual Management Fee and total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

In light of the foregoing, the board determined that the management fees for the Master Fund continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Fund performance—In considering the Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2023 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2023. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with the Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exceptions being the one-, three- and five-year periods for RMA Government Money Market Feeder Fund, which were only slightly below such median.

Government Master Fund

Board approval of management contract (unaudited)

Based on its review, the board concluded that the Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Fund and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Fund’s assets grew, whether the Master Fund had appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Fund. The board considered whether economies of scale in the provision of services to the Master Fund were being passed along to the Feeder Funds’ shareholders.

The board noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1661

UBS Preferred Funds

Semiannual Report  |  October 31, 2023

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Prime Series II Preferred Fund (formerly known as UBS Select ESG Prime Preferred Fund)
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 18, 2023

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Prime Series II Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six-months ended October 31, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate twice during the reporting period, with the last hike pushing it to a range between 5.25% and 5.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 5.46% on October 31, 2023, versus 4.93% on April 30, 2023.

•	UBS Select Prime Series II Preferred Fund: 5.39% on October 31, 2023, versus 4.94% on April 30, 2023.

•	UBS Select Government Preferred Fund: 5.29% on October 31, 2023, versus 4.76% on April 30, 2023.

•	UBS Select Treasury Preferred Fund: 5.28% on October 31, 2023, versus 4.76% on April 30, 2023.

•	UBS Prime Preferred Fund: 5.46% on October 31, 2023, versus 4.93% on April 30, 2023.

•	UBS Tax-Free Preferred Fund: 3.82% on October 31, 2023, versus 3.43% on April 30, 2023.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7–9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy experienced several challenges during the reporting period. Continued high inflation, Fed monetary tightening, the fallout from the war in Ukraine, and several geopolitical issues were headwinds

UBS Select Prime Preferred Fund

UBS Select Prime Series II Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals (all five Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Series II Preferred Fund—January 15, 2020;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

for the economy. Despite these factors, the economy was resilient and continued to expand. Looking back, first and second quarter 2023 US annualized gross domestic product (“GDP”) growth was 2.2% and 2.1%, respectively. On October 26, 2023 the Commerce Department reported that third quarter 2023 annualized GDP growth was 4.9%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to raise interest rates. From March 2022 through March 2023 (prior to the beginning of the reporting period), the Fed raised rates nine times. The Fed then raised rates an additional 0.25% at its meetings in May and July 2023—pushing the federal funds rate to a range between 5.25% and 5.50%, the highest level in 22 years. At its meeting on November 1, 2023—after the reporting period ended—the central bank kept rates on hold, but did not rule out future rate hikes to fight inflation.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Prime Series II Master Fund (formerly known as the ESG Prime Master Fund), the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Prime Master Fund had a WAM of 12 days. By the end of the period on October 31, 2023, the Prime Master Fund’s WAM was 33 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Prime Master Fund highly liquid.

At the security level, we increased the Prime Master Fund’s exposure to commercial paper and, to lesser extent, time deposits and repurchase agreements. Conversely, we decreased its allocation to certificates of deposit. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Prime Series II Master Fund in which UBS Select Prime Series II Preferred Fund invests was 12 days when the reporting period began. It was 15 days at period-end on October 31, 2023. At the security level, we increased Prime Series II Master Fund’s exposure to repurchase agreements and, to a lesser extent, time deposits. In contrast, we decreased its exposures to certificates of deposit and commercial paper.

•

The WAM for the Government Master Fund in which UBS Select Government Preferred Fund invests was six days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2023, it was 25 days. At the security level, we significantly increased the Government Master Fund’s direct exposure to US Treasury obligations. Conversely, we meaningfully reduced its allocation to repurchase agreements and, to a lesser extent, US government agency obligations.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Preferred Fund invests was three days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 25 days. At the security level, we significantly increased the Treasury Master Fund’s direct exposure to US Treasury obligations and meaningfully reduced its exposure to repurchase agreements.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 13 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Prime CNAV

2

UBS Preferred Funds

Master Fund’s WAM was 34 days. Over the review period, we increased the Prime CNAV Master Fund’s exposures to repurchase agreements and, to a slight extent, time deposits. Conversely, we decreased its exposures to certificates of deposit and commercial paper.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Preferred Fund invests was seven days when the reporting period began. Throughout the review period we tactically adjusted the Tax-Free Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we increased the Tax-Free Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including inflation that remains higher than the Fed’s 2% target and the lagged impact on the economy from the Fed’s rate hikes. We also note that as previously announced, UBS Select Prime Series II Preferred Fund is expected to liquidate in February 2024. Against this backdrop, we expect to continue managing the Funds with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select Prime Series II Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Prime Series II Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Prime Series II Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2023. The views and opinions in the letter were current as of December 18, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2023	Ending account value October 31, 2023[2]	Expenses paid during period 05/01/23 to 10/31/23[3]	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,026.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Prime Series II Preferred Fund
Actual	$1,000.00	$1,026.40	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,025.80	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,025.70	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,026.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,016.40	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2023 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.46%
Seven-day effective yield after fee waivers[1]	5.61
Seven-day current yield before fee waivers[1]	5.42
Seven-day effective yield before fee waivers[1]	5.57
Weighted average maturity[2]	33 days

UBS Select Prime Series II Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.39%
Seven-day effective yield after fee waivers[1]	5.54
Seven-day current yield before fee waivers[1]	5.35
Seven-day effective yield before fee waivers[1]	5.49
Weighted average maturity[2]	15 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund under certain circumstances. An investment in UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select Prime Series II Preferred Fund’s sponsor is not required to reimburse UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund for losses, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select Prime Series II Preferred Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2023 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.29%
Seven-day effective yield after fee waivers[1]	5.43
Seven-day current yield before fee waivers[1]	5.25
Seven-day effective yield before fee waivers[1]	5.39
Weighted average maturity[2]	25 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.28%
Seven-day effective yield after fee waivers[1]	5.42
Seven-day current yield before fee waivers[1]	5.24
Seven-day effective yield before fee waivers[1]	5.38
Weighted average maturity[2]	25 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor is not required to reimburse UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund for losses, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2023 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.46%
Seven-day effective yield after fee waivers[1]	5.61
Seven-day current yield before fee waivers[1]	5.42
Seven-day effective yield before fee waivers[1]	5.57
Weighted average maturity[2]	34 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.82%
Seven-day effective yield after fee waivers[1]	3.89
Seven-day current yield before fee waivers[1]	3.78
Seven-day effective yield before fee waivers[1]	3.85
Weighted average maturity[2]	7 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund under certain circumstances. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor is not required to reimburse UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund for losses and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2023 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select Prime Series II Preferred Fund	UBS Select Government Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$6,859,439,161	$2,359,895,925	$11,281,553,876

Investments in Master Fund, at value	6,859,858,010	2,359,909,640	11,281,553,876
Total assets	6,859,858,010	2,359,909,640	11,281,553,876

Liabilities:
Dividends payable to shareholders	31,090,032	10,071,202	49,859,298
Payable to affiliate	223,434	59,389	269,123
Total liabilities	31,313,466	10,130,591	50,128,421

Net assets	$6,828,544,544	$2,349,779,049	$11,231,425,455
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	6,828,151,449	2,349,788,125	11,231,425,889
Distributable earnings (accumulated losses)	393,095	(9,076)	(434)
Net assets	$6,828,544,544	$2,349,779,049	$11,231,425,455
Shares outstanding	6,827,707,656	2,349,283,249	11,231,425,889
Net asset value per share	$1.0001	$1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

10

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2023 (unaudited)

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$19,847,822,470	$5,253,838,300	$502,180,320

Investments in Master Fund, at value	19,847,822,470	5,253,838,300	502,180,320
Receivable from affiliate	—	—	12,203
Total assets	19,847,822,470	5,253,838,300	502,192,523

Liabilities:
Dividends payable to shareholders	86,835,625	23,626,454	1,218,852
Payable to affiliate	537,404	162,017	—
Total liabilities	87,373,029	23,788,471	1,218,852

Net assets	$19,760,449,441	$5,230,049,829	$500,973,671
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	19,759,963,685	5,230,067,962	500,973,649
Distributable earnings (accumulated losses)	485,756	(18,133)	22
Net assets	$19,760,449,441	$5,230,049,829	$500,973,671
Shares outstanding	19,759,963,685	5,230,067,962	500,973,694
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2023 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select Prime Series II Preferred Fund	UBS Select Government Preferred Fund
Investment income:
Interest income allocated from Master Fund	$166,438,780	$69,492,443	$306,945,978
Expenses allocated from Master Fund	(3,047,056)	(1,284,235)	(5,809,699)
Net investment income allocated from Master Fund	163,391,724	68,208,208	301,136,279
Expenses:
Administration fees	2,412,260	1,011,450	4,604,268
Trustees fees	20,310	13,713	29,393
	2,432,570	1,025,163	4,633,661
Fee waivers by administrator	(1,216,249)	(512,592)	(2,319,052)
Net expenses	1,216,321	512,571	2,314,609
Net investment income (loss)	162,175,403	67,695,637	298,821,670
Net realized gain (loss) allocated from Master Fund	—	—	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	872,560	285,512	—
Net increase (decrease) in net assets resulting from operations	163,047,963	67,981,149	298,821,670

See accompanying notes to financial statements and the attached Master Trust financial statements.

12

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2023 (unaudited)

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master Fund	$533,151,233	$119,759,274	$6,406,007
Expenses allocated from Master Fund	(10,062,703)	(2,194,317)	(186,384)
Net investment income allocated from Master Fund	523,088,530	117,564,957	6,219,623
Expenses:
Administration fees	8,022,764	1,734,803	139,230
Trustees’ fees	43,484	16,910	9,704
	8,066,248	1,751,713	148,934
Fee waivers by administrator	(4,033,134)	(875,847)	(74,466)
Net expenses	4,033,114	875,866	74,468
Net investment income (loss)	519,055,416	116,689,091	6,145,155
Net realized gain (loss) allocated from Master Fund	—	—	(10)
Net increase (decrease) in net assets resulting from operations	519,055,416	116,689,091	6,145,145

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$162,175,403	$110,045,075
Net realized gain (loss) allocated from Master Fund	—	(22,684)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	872,560	138,775
Net increase (decrease) in net assets resulting from operations	163,047,963	110,161,166
Total distributions	(162,178,294)	(110,045,257)
Net increase (decrease) in net assets from beneficial interest transactions	2,141,822,313	3,590,419,024
Net increase (decrease) in net assets	2,142,691,982	3,590,534,933
Net assets:

Beginning of period	4,685,852,562	1,095,317,629
End of period	$6,828,544,544	$4,685,852,562

	UBS Select Prime Series II Preferred Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$67,695,637	$69,061,217
Net realized gain (loss) allocated from Master Fund	—	(10,215)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	285,512	37,202
Net increase (decrease) in net assets resulting from operations	67,981,149	69,088,204
Total distributions	(67,695,637)	(69,061,217)
Net increase (decrease) in net assets from beneficial interest transactions	14,868,364	1,014,555,596
Net increase (decrease) in net assets	15,153,876	1,014,582,583
Net assets:

Beginning of period	2,334,625,173	1,320,042,590
End of period	$2,349,779,049	$2,334,625,173

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$298,821,670	$262,101,560
Net realized gain (loss) allocated from Master Fund	—	—
Net increase (decrease) in net assets resulting from operations	298,821,670	262,101,560
Total distributions	(298,821,670)	(262,101,560)
Net increase (decrease) in net assets from beneficial interest transactions	(1,263,504,953)	11,312,802,372
Net increase (decrease) in net assets	(1,263,504,953)	11,312,802,372
Net assets:

Beginning of period	12,494,930,408	1,182,128,036
End of period	$11,231,425,455	$12,494,930,408

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$519,055,416	$510,331,122
Net realized gain (loss) allocated from Master Fund	—	489,680
Net increase (decrease) in net assets resulting from operations	519,055,416	510,820,802
Total distributions	(519,055,416)	(510,331,122)
Net increase (decrease) in net assets from beneficial interest transactions	1,382,233,184	6,482,022,186
Net increase (decrease) in net assets	1,382,233,184	6,482,511,866
Net assets:

Beginning of period	18,378,216,257	11,895,704,391
End of period	$19,760,449,441	$18,378,216,257

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$116,689,091	$87,746,385
Net realized gain (loss) allocated from Master Fund	—	(18,147)
Net increase (decrease) in net assets resulting from operations	116,689,091	87,728,238
Total distributions	(116,689,091)	(87,746,385)
Net increase (decrease) in net assets from beneficial interest transactions	1,707,108,508	3,180,211,233
Net increase (decrease) in net assets	1,707,108,508	3,180,193,086
Net assets:

Beginning of period	3,522,941,321	342,748,235
End of period	$5,230,049,829	$3,522,941,321

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$6,145,155	$5,986,467
Net realized gain (loss) allocated from Master Fund	(10)	8
Net increase (decrease) in net assets resulting from operations	6,145,145	5,986,475
Total distributions	(6,145,155)	(5,986,477)
Net increase (decrease) in net assets from beneficial interest transactions	171,903,983	139,578,915
Net increase (decrease) in net assets	171,903,973	139,578,913
Net assets:

Beginning of period	329,069,698	189,490,785
End of period	$500,973,671	$329,069,698

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0001	$0.9998	$1.0002	$1.0005	$1.0001	$1.0001
Net investment income (loss)	0.0267	0.0318	0.0006	0.0013	0.0186	0.0226
Net realized and unrealized gain (loss)	—	0.0003	(0.0004)	(0.0003)	0.0004	(0.0001)[1]
Net increase (decrease) from operations	0.0267	0.0321	0.0002	0.0010	0.0190	0.0226
Dividends from net investment income	(0.0267)	(0.0318)	(0.0006)	(0.0013)	(0.0186)	(0.0226)
Distributions from net realized gains	—	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0267)	(0.0318)	(0.0006)	(0.0013)	(0.0186)	(0.0226)
Net asset value, end of period	$1.0001	$1.0001	$0.9998	$1.0002	$1.0005	$1.0001
Total investment return[2]	2.66%	3.19%	0.02%	0.10%	1.92%	2.28%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.12%
Net investment income (loss)[3]	5.33%[4]	3.82%	0.06%	0.15%	1.87%	2.29%
Supplemental data:
Net assets, end of period (000’s)	$6,828,545	$4,685,853	$1,095,318	$1,596,532	$2,919,293	$2,751,367

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Select Prime Series II Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$1.0002	$1.0001	$1.0005	$1.0007	$1.0000
Net investment income (loss)	0.0266	0.0321	0.0011	0.0018	0.0038
Net realized and unrealized gain (loss)	—	0.0001	(0.0004)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0266	0.0322	0.0007	0.0016	0.0045
Dividends from net investment income	(0.0266)	(0.0321)	(0.0011)	(0.0018)	(0.0038)
Distributions from net realized gains	—	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0266)	(0.0321)	(0.0011)	(0.0018)	(0.0038)
Net asset value, end of period	$1.0002	$1.0002	$1.0001	$1.0005	$1.0007
Total investment return[3]	2.64%	3.20%	0.08%	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.12%	0.04%	0.04%	0.04%[5]
Net investment income (loss)[4]	5.28%[5]	3.50%	0.14%	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,349,779	$2,334,625	$1,320,043	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.030	0.000 [1]	0.001	0.017	0.020
Net realized and unrealized gain (loss)	—	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.030	0.000 [1]	0.001	0.017	0.020
Dividends from net investment income	(0.026)	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.026)	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.58%	3.02%	0.02%	0.06%	1.70%	2.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.09%	0.06%	0.13%	0.14%	0.14%
Net investment income (loss)[3]	5.15%[4]	3.93%	0.02%	0.07%	1.57%	2.03%
Supplemental data:
Net assets, end of period (000’s)	$11,231,425	$12,494,930	$1,182,128	$4,088,692	$9,953,778	$3,609,757

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.030	0.000 [1]	0.001	0.017	0.020
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.030	0.000 [1]	0.001	0.017	0.020
Dividends from net investment income	(0.026)	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Distributions from net realized gains	—	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.026)	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.57%	2.95%	0.03%	0.06%	1.66%	2.06%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.07%	0.11%	0.14%	0.14%
Net investment income (loss)[3]	5.15%[4]	3.21%	0.03%	0.07%	1.50%	2.00%
Supplemental data:
Net assets, end of period (000’s)	$19,760,449	$18,378,216	$11,895,704	$18,934,966	$15,924,921	$5,627,247

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.027	0.032	0.001	0.001	0.018	0.023
Net realized and unrealized gain (loss)	—	0.000 [1]	—	0.000 [1]	0.000 [1]	—
Net increase (decrease) from operations	0.027	0.032	0.001	0.001	0.018	0.023
Dividends from net investment income	(0.027)	(0.032)	(0.001)	(0.001)	(0.018)	(0.023)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.027)	(0.032)	(0.001)	(0.001)	(0.018)	(0.023)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.66%	3.15%	0.05%	0.13%	1.86%	2.23%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	5.33%[4]	3.98%	0.03%	0.14%	1.72%	2.21%
Supplemental data:
Net assets, end of period (000’s)	$5,230,050	$3,522,941	$342,748	$1,421,887	$1,261,243	$554,709

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023		2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.017	0.018		0.000 [1]	0.000 [1]	0.012	0.013
Net realized and unrealized gain (loss)	—	0.000	[1]	0.000 [1]	—	—	—
Net increase (decrease) from operations	0.017	0.018		0.000 [1]	0.000 [1]	0.012	0.013
Dividends from net investment income	(0.017)	(0.018)		(0.000)[1]	(0.000)[1]	(0.012)	(0.013)
Distributions from net realized gains	—	(0.000	)1	—	—	—	—
Total dividends and distributions	(0.017)	(0.018)		(0.000)[1]	(0.000)[1]	(0.012)	(0.013)
Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.64%	1.76%		0.04%	0.02%	1.19%	1.34%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%		0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%		0.07%	0.12%	0.14%	0.14%
Net investment income (loss)[3]	3.30%[4]	1.91%		0.06%	0.03%	1.12%	1.28%
Supplemental data:
Net assets, end of period (000’s)	$500,974	$329,070		$189,491	$35,891	$280,243	$406,314

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Prime Series II Preferred Fund (“Prime Series II Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with seventeen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Prime Series II Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and Prime Series II Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund 41.79% for Prime Preferred Fund, 69.29% for Prime Series II Preferred Fund, 60.00% for Government Preferred Fund, 55.76% for Treasury Preferred Fund, 44.67% for Prime CNAV Preferred Fund, and 47.28% for Tax-Free Preferred Fund at October 31, 2023).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and Prime Series II Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime Preferred Fund, Prime Series II Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund. For the period ended October 31, 2023, Prime Preferred Fund, Prime Series II Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region..

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Prime Series II Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2023, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Prime Preferred Fund	$456,555
Prime Series II Preferred Fund	136,615
Government Preferred Fund	656,637
Treasury Preferred Fund	1,193,341
Prime CNAV Preferred Fund	332,170
Tax-Free Preferred Fund	12,068

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At October 31, 2023, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2024 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with

25

UBS Preferred Funds

Notes to financial statements (unaudited)

UBS AM. At October 31, 2023, UBS AM owed the Funds and for the period ended October 31, 2023, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$233,121	$1,216,249
Prime Series II Preferred Fund	77,226	512,592
Government Preferred Fund	387,514	2,319,052
Treasury Preferred Fund	655,937	4,033,134
Prime CNAV Preferred Fund	170,153	875,847
Tax-Free Preferred Fund	24,271	74,466

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2023, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2023 and April 30, 2023 were as follows:

Prime Preferred Fund

	For the six months ended October 31, 2023
	Shares	Amount
Shares sold	13,522,542,849	$13,523,679,321
Shares repurchased	(11,511,497,405)	(11,512,954,186)
Dividends reinvested	131,081,547	131,097,178
Net increase (decrease)	2,142,126,991	$2,141,822,313

	For the year ended April 30, 2023
	Shares	Amount
Shares sold	11,925,095,072	$11,926,391,068
Shares repurchased	(8,418,479,046)	(8,419,436,633)
Dividends reinvested	83,454,184	83,464,589
Net increase (decrease)	3,590,070,210	$3,590,419,024

Prime Series II Preferred Fund

	For the six months ended October 31, 2023
	Shares	Amount
Shares sold	5,065,902,313	$5,066,924,328
Shares repurchased	(5,107,706,724)	(5,108,993,549)
Dividends reinvested	56,924,176	56,937,585
Net increase (decrease)	15,119,765	$14,868,364

	For the year ended April 30, 2023
	Shares	Amount
Shares sold	6,628,317,258	$6,629,988,702
Shares repurchased	(5,665,852,090)	(5,667,283,047)
Dividends reinvested	51,835,162	51,849,941
Net increase (decrease)	1,014,300,330	$1,014,555,596

26

UBS Preferred Funds

Notes to financial statements (unaudited)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	24,892,455,653	45,772,084,922
Shares repurchased	(26,422,111,739)	(34,635,499,993)
Dividends reinvested	266,151,133	176,217,443
Net increase (decrease) in beneficial interest	(1,263,504,953)	11,312,802,372

Treasury Preferred Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	50,047,771,348	102,262,623,609
Shares repurchased	(49,038,229,216)	(96,072,028,751)
Dividends reinvested	372,691,052	291,427,328
Net increase (decrease) in beneficial interest	1,382,233,184	6,482,022,186

Prime CNAV Preferred Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	6,126,228,028	10,669,456,244
Shares repurchased	(4,522,021,790)	(7,556,357,788)
Dividends reinvested	102,902,270	67,112,777
Net increase (decrease) in beneficial interest	1,707,108,508	3,180,211,233

Tax-Free Preferred Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	859,132,346	1,047,256,684
Shares repurchased	(692,327,563)	(912,357,337)
Dividends reinvested	5,099,200	4,679,568
Net increase (decrease) in beneficial interest	171,903,983	139,578,915

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Preferred Funds

Notes to financial statements (unaudited)

The tax character of distributions paid during the fiscal period ended April 30, 2023 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term capital gains
Prime Preferred Fund	$—	$110,045,257	$—
Prime Series II Preferred Fund	—	69,061,217	—
Government Preferred Fund	—	262,101,560	—
Treasury Preferred Fund	—	510,331,122	—
Prime CNAV Preferred Fund	—	87,746,385	—
Tax-Free Preferred Fund	5,986,467	8	2

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2024 (or earlier with respect to Prime Series II Preferred Fund which is expected to liquidate in February 2024).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for Prime Series II Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent Event

Effective December 18, 2023, the names, investment objectives and policies of following funds changed: (1) “ESG Prime Master Fund” became “Prime Series II Master Fund”; (2) “UBS Select ESG Prime Institutional Fund,” a feeder of the preceding named master fund became “UBS Select Prime Series II Institutional Fund”; and (3) “UBS Select ESG Prime Preferred Fund,” also a feeder of the preceding named master fund became “UBS Select Prime Series II Preferred Fund”. Each of these three funds is expected to undergo a reorganization on or about February 23, 2024, and be liquidated. Please see the prospectus/offering document supplements dated October 6, 2023, as filed with the SEC for further information regarding these changes.

28

UBS Preferred Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust—Prime Series II Master Fund (the master fund in which UBS Select Prime Series II Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2023

Includes:

•	Prime Master Fund
•	Prime Series II Master Fund (formerly known as ESG Prime Master Fund)
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2023	Ending account value October 31, 2023	Expenses paid during period 05/01/23 to 10/31/23[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,027.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime Series II Master Fund
Actual	$1,000.00	$1,027.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10
Tax-Free Master Fund
Actual	$1,000.00	$1,016.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]
United States	59.1%
Canada	8.2
Sweden	7.4
Japan	7.1
Singapore	5.6
Total	87.4%

Portfolio composition[2]
Commercial paper	43.6%
Repurchase agreements	42.5
Certificates of deposit	10.3
Time deposits	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Prime Series II Master Fund

Characteristics
Weighted average maturity[1]	15 days

Top five issuer breakdown by country or territory of origin[2]
United States	58.8%
Canada	8.1
Japan	5.7
Sweden	4.1
Norway	3.8
Total	80.5%

Portfolio composition[2]
Commercial paper	45.1%
Repurchase agreements	44.1
Time deposits	6.5
Certificates of deposit	4.1
Other assets in excess of liabilities	0.2
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Series II Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Series II Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

34

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	54.7%
U.S. Treasury obligations	34.5
U.S. government agency obligations	12.7
Liabilities in excess of other assets	(1.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	64.3%
U.S. Treasury obligations	37.7
Liabilities in excess of other assets	(2.0)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	34 days

Top five issuer breakdown by country or territory of origin[2]
United States	52.6%
Canada	8.2
Sweden	7.3
Japan	7.1
Singapore	5.7
Total	80.9%

Portfolio composition[2]
Commercial paper	51.2%
Repurchase agreements	32.4
Certificates of deposit	10.0
Time deposits	6.3
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.7%
Tax-exempt commercial paper	8.9
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

38

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.6%
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	$65,000,000	$65,089,386
Canadian Imperial Bank of Commerce
5.830%, due 05/13/24	88,000,000	88,005,356
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	65,000,000	65,065,105
MUFG Bank Ltd. 5.810%, due 03/14/24	81,000,000	81,009,091
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	59,000,000	59,005,267
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	65,000,000	65,048,587
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	66,000,000	66,045,896
5.900%, due 07/15/24	82,000,000	82,013,941
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	62,000,000	62,003,029
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	71,000,000	71,032,968
Royal Bank of Canada
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	66,000,000	66,091,046
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	68,000,000	68,027,065
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	82,000,000	82,006,152
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	67,000,000	67,019,341
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	64,000,000	64,016,605
5.840%, due 04/16/24	87,000,000	87,008,648
Sumitomo Mitsui Trust Bank Ltd.
5.600%, due 11/27/23	52,000,000	52,006,113
5.700%, due 01/22/24	81,000,000	80,998,639
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	65,000,000	65,022,534
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	65,000,000	65,035,404
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	68,000,000	68,047,686
Swedbank AB 5.800%, due 04/16/24	54,000,000	54,007,876
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	53,000,000	53,035,255

		1,576,640,990

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
5.750%, due 04/15/24	29,000,000	29,000,000

	Face amount	Value

Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
5.900%, due 07/03/24	$80,000,000	$80,000,000

		109,000,000
Total Certificates of deposit (cost—$1,684,999,898)		1,685,640,990

Commercial paper—43.6%
Asset-backed-miscellaneous—14.2%
Antalis S.A
5.400%, due 11/27/23[2]	29,930,000	29,809,547
5.590%, due 11/07/23[2]	26,000,000	25,973,003
5.610%, due 01/03/24[2]	19,620,000	19,428,439
5.610%, due 01/08/24[2]	24,450,000	24,191,928
Barton Capital SA
5.540%, due 01/16/24[2]	50,000,000	49,410,487
5.560%, due 01/29/24[2]	50,000,000	49,305,000
5.600%, due 02/02/24[2]	25,000,000	24,636,708
5.650%, due 04/10/24[2]	30,000,000	29,239,950
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	51,000,000	51,000,000
Cabot Trail Funding LLC
5.310%, due 11/01/23[2]	20,000,000	19,997,048
5.550%, due 02/28/24[2]	49,000,000	48,082,067
Chariot Funding LLC 5.490%, due 11/01/23[2]	76,000,000	75,988,763
Gotham Funding Corp.
5.530%, due 01/04/24[2]	25,000,000	24,751,811
5.530%, due 01/08/24[2]	36,000,000	35,620,155
5.530%, due 01/10/24[2]	21,000,000	20,771,863
5.540%, due 01/04/24[2]	50,000,000	49,503,623
5.550%, due 01/22/24[2]	51,000,000	50,349,960
5.600%, due 02/01/24[2]	59,000,000	58,155,002
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	31,725,000	31,131,743
5.600%, due 02/29/24[2]	8,000,000	7,849,153
5.600%, due 03/04/24[2]	17,000,000	16,668,854
5.650%, due 04/15/24[2]	71,000,000	69,147,619
LMA-Americas LLC
5.500%, due 11/01/23[2]	44,000,000	43,993,458
5.540%, due 12/11/23[2]	25,000,000	24,844,380
5.550%, due 02/14/24[2]	50,000,000	49,176,832
5.610%, due 03/06/24[2]	26,000,000	25,485,224
5.620%, due 03/05/24[2]	27,000,000	26,469,666
5.630%, due 04/03/24[2]	24,000,000	23,419,353
5.640%, due 03/07/24[2]	27,000,000	26,461,184
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	43,000,000	42,961,730
Nieuw Amsterdam Receivables Corp. BV 5.510%, due 01/10/24[2]	85,000,000	84,083,574
Old Line Funding LLC
5.540%, due 12/20/23[2]	23,000,000	22,826,567
5.550%, due 12/15/23[2]	25,000,000	24,830,417
5.560%, due 02/21/24	35,000,000	34,394,578
5.610%, due 03/25/24	33,000,000	32,254,338
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	29,000,000	29,003,997

39

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	$17,000,000	$17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	24,000,000	24,000,000
Sheffield Receivables Co. LLC
5.450%, due 12/06/23[2]	65,000,000	64,645,620
5.480%, due 11/07/23[2]	37,000,000	36,961,582
5.480%, due 11/20/23[2]	70,000,000	69,790,129
5.500%, due 12/22/23[2]	61,000,000	60,514,860
5.560%, due 02/08/24[2]	48,000,000	47,258,222
5.560%, due 02/09/24[2]	70,000,000	68,907,161
Thunder Bay Funding LLC
5.540%, due 12/20/23[2]	20,000,000	19,849,189
5.550%, due 12/18/23	22,000,000	21,840,592
5.610%, due 03/25/24	23,000,000	22,480,296
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	48,000,000	48,009,182
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	34,000,000	34,000,000
Versailles Commercial Paper LLC
5.550%, due 01/08/24	58,000,000	57,387,583
Secured Overnight Financing Rate + 0.280%, 5.590%, due 11/01/231,[2]	48,000,000	48,000,000
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/231,[2]	51,000,000	51,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	26,000,000	25,859,600
5.500%, due 11/09/23[2]	70,000,000	69,906,418
5.500%, due 12/12/23[2]	59,000,000	58,627,611
5.530%, due 01/04/24[2]	17,000,000	16,831,232
5.540%, due 01/02/24[2]	15,000,000	14,855,756
5.600%, due 02/01/24[2]	73,000,000	71,954,494
5.620%, due 03/01/24[2]	84,851,000	83,239,950

		2,334,137,498

Banking-non-U.S.—27.1%
Australia & New Zealand Banking Group Ltd.
5.620%, due 05/10/24[2]	84,000,000	81,484,032
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.550%, 5.860%, due 11/01/23[1,2]	67,000,000	67,000,000
Bank of Montreal 5.550%, due 12/18/23	75,000,000	74,456,600
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	60,000,000	60,003,778
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	70,000,000	70,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	25,000,000	24,512,673
Barclays Bank PLC
5.510%, due 12/06/23	17,000,000	16,907,826
5.575%, due 01/18/24	79,000,000	78,043,856

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
5.580%, due 01/29/24	$80,000,000	$78,894,000
5.650%, due 03/05/24	79,000,000	77,453,314
5.670%, due 03/11/24	81,000,000	79,335,434
BPCE S.A. 5.585%, due 03/04/24[2]	76,000,000	74,513,954
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	35,000,000	35,021,520
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	76,000,000	76,056,473
DBS Bank Ltd.
5.510%, due 01/18/24[2]	85,000,000	83,973,973
5.610%, due 04/04/24[2]	58,000,000	56,582,078
Erste Finance Delaware LLC 5.330%, due 11/07/23[2]	175,000,000	174,818,292
Federation des Caisses Desjardins du Quebec
5.390%, due 11/20/23[2]	30,000,000	29,910,794
5.450%, due 12/12/23[2]	60,000,000	59,619,620
5.500%, due 11/02/23[2]	49,000,000	48,985,529
5.500%, due 12/15/23[2]	35,000,000	34,762,000
5.500%, due 01/05/24[2]	40,000,000	39,598,280
5.600%, due 01/12/24[2]	50,000,000	49,443,646
5.610%, due 03/07/24[2]	80,000,000	78,416,384
Mitsubishi UFJ Trust & Banking Corp. 5.640%, due 04/09/24[2]	84,000,000	81,911,719
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	79,000,000	78,158,577
5.605%, due 02/29/24[2]	78,000,000	76,526,755
5.615%, due 02/05/24[2]	65,000,000	64,025,772
5.620%, due 01/22/24[2]	81,000,000	79,963,102
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	62,000,000	62,001,550
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1,2]	67,000,000	67,000,000
National Bank of Canada 5.590%, due 01/16/24[2]	70,000,000	69,181,069
Nordea Bank Abp
5.585%, due 02/12/24[2]	75,000,000	73,827,646
5.620%, due 04/04/24[2]	80,000,000	78,085,914
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	25,000,000	25,007,994
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	33,000,000	32,995,171
5.470%, due 11/15/23[2]	75,000,000	74,834,218
5.480%, due 12/06/23[2]	79,000,000	78,579,293
Secured Overnight Financing Rate + 0.360%, 5.670%, due 11/01/23[1,2]	43,000,000	43,000,000
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	56,000,000	55,983,502
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	41,000,000	41,000,000
5.620%, due 04/10/24[2]	84,000,000	81,870,424
5.630%, due 04/05/24[2]	32,000,000	31,213,819
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	66,000,000	66,000,000

40

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
5.530%, due 11/29/23[2]	$48,000,000	$47,793,022
5.580%, due 01/17/24[2]	85,000,000	83,974,818
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	62,000,000	62,000,000
5.580%, due 02/14/24[2]	45,000,000	44,280,110
5.600%, due 01/18/24[2]	73,000,000	72,141,577
5.620%, due 04/10/24[2]	38,000,000	37,038,159
Secured Overnight Financing Rate + 0.370%, 5.680%, due 11/01/23[1,2]	60,000,000	60,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	61,000,000	61,000,000
5.595%, due 03/01/24	76,000,000	74,600,031
5.640%, due 04/05/24	74,000,000	72,207,935
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1]	68,000,000	68,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	74,000,000	74,025,746
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1]	67,000,000	67,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	69,000,000	69,003,312
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	60,000,000	60,003,753
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	73,000,000	72,978,442
5.470%, due 11/16/23[2]	75,000,000	74,821,811
5.510%, due 01/23/24[2]	83,000,000	81,917,016
5.600%, due 02/13/24[2]	83,000,000	81,632,955
5.650%, due 04/16/24[2]	39,000,000	37,975,559
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	75,000,000	75,009,799
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	30,000,000	30,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	42,000,000	42,000,000

		4,441,364,626

Banking-U.S.—2.3%
Bedford Row Funding Corp. 5.650%, due 04/22/24[2]	29,000,000	28,217,309
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	70,000,000	70,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	25,000,000	25,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Podium Funding Trust
5.500%, due 11/14/23	$26,000,000	$25,945,984
5.560%, due 01/04/24	39,000,000	38,616,581
5.640%, due 04/08/24	30,000,000	29,245,600
5.650%, due 04/18/24	63,000,000	61,310,498
Secured Overnight Financing Rate + 0.430%, 5.740%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	41,000,000	41,000,000

		377,335,972
Total commercial paper (cost—$7,153,034,438)		7,152,838,096

Time deposits—3.5%
Banking-non-U.S.—3.5%
ABN AMRO Bank N.V. 5.310%, due 11/01/23	115,000,000	115,000,000
Credit Agricole Corporate & Investment Bank S.A. 5.300%, due 11/01/23	273,000,000	273,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	185,000,000	185,000,000
Total time deposits (cost—$573,000,000)		573,000,000

Repurchase agreements—42.5%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by $8,561,303 Federal National Mortgage Association obligations, 2.000% due 01/01/51 to 02/01/51 (value—$4,998,000); proceeds: $4,900,721	4,900,000	4,900,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 12/05/23, collateralized by $54,396,024 various asset-backed convertible bonds, zero coupon to 6.000% due 08/15/25 to 08/25/62; (value—$55,003,252); proceeds: $52,620,972[3]	50,000,000	50,000,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.550% due 11/07/23, collateralized by $43,001,000 various asset-backed convertible bonds, zero coupon to 6.500% due 02/01/24 to 06/15/72; (value—$59,112,283); proceeds: $56,780,550[3]	54,000,000	54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 01/29/24, collateralized by $18,125,387,094 various asset-backed convertible bonds, zero coupon to 9.750% due 06/15/25 to 07/16/60; (value—$64,159,583); proceeds: $62,645,850[3]	60,000,000	60,000,000

41

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 05/15/23 with J.P. Morgan Securities LLC, 5.550% due 11/07/23, collateralized by $147,912,451 various asset-backed convertible bonds, 3.450% to 17.500% due 11/01/23 to 12/31/79; (value—$81,000,001); proceeds: $76,954,063[3]	$75,000,000	$75,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $219,950,236 various asset-backed convertible bonds, zero coupon to 12.000% due 11/15/23 to 12/31/99 and 100 shares of various equity securities; (value—$186,736,395); proceeds: $175,841,604[3]	175,000,000	175,000,000
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.450% due 11/01/23, collateralized by $200,719,501 various asset-backed convertible bonds, zero coupon to 9.00% due 12/15/23 to 12/31/99 and 35,512,000 shares of various equity securities; (value—$191,488,474); proceeds: $175,026,493	175,000,000	175,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 10/15/24, collateralized by $210,747,600 U.S. Treasury Inflation Index Note, 0.125% due 10/15/24; (value—$244,800,046); proceeds: $240.035.333	240,000,000	240,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.300% due 11/01/23, collateralized by $1,475,410,609 Government National Mortgage Association obligations, 2.500% to 5.500% due 08/20/42 to 06/20/53; (value—$408,000,000); proceeds: $400,058,889	400,000,000	400,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $8,643,900 U.S. Treasury Bond, 3.000% due 05/15/47, $4,449,400 U.S. Treasury Inflation Index Bond, 2.375% due 01/15/25, $446,736,600 U.S. Treasury Inflation Index Note, 0.625% due 01/15/26, $5,557,428,200 U.S. Treasury Notes, 1.250% to 1.625% due 08/31/24 to 02/15/26; (value—$5,750,846,586); proceeds: $5,750,846,528	$5,750,000,000	$5,750,000,000
Total repurchase agreements (cost—$6,983,900,000)		6,983,900,000
Total investments (cost—$16,394,934,336 which approximates cost for federal income tax purposes)—99.9%		16,395,379,086

Other assets in excess of liabilities—0.1%		20,279,395
Net assets—100.0%		$16,415,658,481

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

42

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Time deposits	$—	$573,000,000	$—	$573,000,000
Certificates of deposit	—	1,685,640,990	—	1,685,640,990
Commercial paper	—	7,152,838,096	—	7,152,838,096
Repurchase agreements	—	6,983,900,000	—	6,983,900,000
Total	$—	$16,395,379,086	$—	$16,395,379,086

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,858,924,631, represented 35.7% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

43

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—4.1%
Banking-non-U.S.—4.1%
MUFG Bank Ltd. 5.810%, due 03/14/24	$18,000,000	$18,002,020
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	18,000,000	18,001,607
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	18,000,000	18,000,879
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	17,000,000	17,006,766
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	19,000,000	19,005,485
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	16,000,000	16,004,151
Sumitomo Mitsui Trust Bank Ltd.
5.700%, due 01/22/24	13,000,000	12,999,782
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	19,000,000	19,006,587

		138,027,277
Total Certificates of deposit (cost—$138,000,000)		138,027,277

Commercial paper—45.1%
Asset-backed-miscellaneous—10.8%
Antalis SA
5.400%, due 11/27/23[2]	10,000,000	9,959,755
5.590%, due 11/07/23[2]	7,000,000	6,992,732
Barton Capital SA
5.320%, due 11/01/23[2]	15,000,000	14,997,782
5.350%, due 11/15/23[2]	20,000,000	19,955,417
5.500%, due 11/20/23[2]	50,000,000	49,850,509
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	12,000,000	12,000,000
Chariot Funding LLC 5.490%, due 11/01/23[2]	20,000,000	19,997,043
Gotham Funding Corp.
5.530%, due 01/04/24[2]	7,000,000	6,930,507
5.530%, due 01/10/24[2]	6,000,000	5,934,818
5.540%, due 01/04/24[2]	12,000,000	11,880,869
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	7,000,000	6,869,100
5.600%, due 02/29/24[2]	1,800,000	1,766,060
5.600%, due 03/04/24[2]	4,000,000	3,922,083
LMA-Americas LLC
5.500%, due 11/01/23[2]	11,000,000	10,998,364
5.540%, due 12/11/23[2]	7,000,000	6,956,426
5.610%, due 03/06/24[2]	6,000,000	5,881,206
5.620%, due 03/05/24[2]	6,000,000	5,882,148
5.640%, due 03/07/24[2]	6,000,000	5,880,263
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	11,000,000	10,990,210
Old Line Funding LLC
5.550%, due 12/15/23[2]	6,000,000	5,959,300
5.610%, due 03/25/24	10,000,000	9,774,042

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	$10,000,000	$10,001,378
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 5.500%, due 12/22/23[2]	20,000,000	19,840,938
Starbird Funding Corp. 5.310%, due 11/01/23[2]	25,000,000	24,996,304
Thunder Bay Funding LLC
5.550%, due 12/18/23	6,000,000	5,956,525
5.610%, due 03/25/24	7,000,000	6,841,829
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	9,000,000	9,000,000
Versailles Commercial Paper LLC
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/23[1,2]	13,000,000	13,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	6,000,000	5,967,600
5.500%, due 11/09/23[2]	20,000,000	19,973,262
5.530%, due 01/04/24[2]	4,000,000	3,960,290
5.540%, due 01/02/24[2]	4,221,000	4,180,410

		370,097,170

Banking-non-U.S.—33.5%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	12,000,000	12,000,000
Bank of Montreal 5.550%, due 12/18/23	18,000,000	17,869,584
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	18,000,000	18,001,133
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	20,000,000	20,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	6,000,000	5,883,041
Barclays Bank PLC
5.500%, due 11/21/23	21,000,000	20,934,463
5.510%, due 12/06/23	5,000,000	4,972,890
5.650%, due 03/05/24	18,000,000	17,647,591
5.670%, due 03/11/24	18,000,000	17,630,096
BPCE SA 5.585%, due 03/04/24[2]	18,000,000	17,648,042
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	10,000,000	10,006,149
DNB Bank ASA
5.250%, due 11/01/23[2]	80,000,000	79,988,294
5.250%, due 11/07/23[2]	50,000,000	49,948,910
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 11/01/23[2]	125,000,000	124,981,786

44

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Erste Finance Delaware LLC 5.330%, due 11/01/23[2]	$105,000,000	$104,984,475
Federation des Caisses Desjardins du Quebec
5.390%, due 11/03/23[2]	30,000,000	29,986,704
5.390%, due 11/20/23[2]	12,000,000	11,964,318
5.400%, due 11/20/23[2]	50,000,000	49,851,324
5.500%, due 12/15/23[2]	15,000,000	14,898,000
5.600%, due 01/12/24[2]	14,000,000	13,844,221
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	18,000,000	17,808,283
5.605%, due 02/29/24[2]	18,000,000	17,660,020
5.620%, due 01/22/24[2]	18,000,000	17,769,578
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	19,000,000	19,000,475
National Bank of Canada 5.590%, due 01/16/24[2]	20,000,000	19,766,020
Nordea Bank Abp
5.585%, due 02/12/24[2]	19,000,000	18,703,004
5.620%, due 04/04/24[2]	25,000,000	24,401,848
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	10,000,000	10,003,198
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	8,000,000	7,998,829
5.470%, due 11/15/23[2]	19,000,000	18,958,002
5.480%, due 12/06/23[2]	18,000,000	17,904,143
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	23,000,000	22,993,224
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	11,000,000	11,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.290%, due 11/07/23[2]	25,000,000	24,974,309
5.530%, due 11/29/23[2]	14,000,000	13,939,631
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	18,000,000	18,000,000
5.580%, due 02/14/24[2]	19,000,000	18,696,046
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	18,000,000	18,000,000
5.595%, due 03/01/24	18,000,000	17,668,428
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	19,000,000	19,006,610
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	19,000,000	19,000,912
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	18,000,000	18,001,126
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	19,000,000	18,994,389
5.470%, due 11/16/23[2]	19,000,000	18,954,859
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	18,000,000	18,002,352

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	$6,000,000	$6,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	11,000,000	11,000,000

		1,140,246,307

Banking-U.S.—0.8%
Podium Funding Trust
5.500%, due 11/14/23	6,000,000	5,987,535
5.560%, due 01/04/24	9,000,000	8,911,519
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	12,000,000	12,000,000

		26,899,054
Total commercial paper (cost—$1,537,317,368)		1,537,242,531

Time deposits—6.5%
Banking-non-U.S.—6.5%
Credit Agricole Corporate & Investment Bank SA 5.300%, due 11/01/23	116,000,000	116,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	105,000,000	105,000,000
Total time deposits (cost—$221,000,000)		221,000,000

Repurchase agreements—44.1%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 12/05/23, collateralized by $1,606,000 various asset-backed convertible bonds, 0.750% to 2.805% due 09/15/26 to 10/01/50; (value—$1,050,028); proceeds: $1,052,419[3]	1,000,000	1,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 01/29/24, collateralized by $24,914,147 various asset-backed convertible bonds, zero coupon to 6.000% due 12/01/39 to 07/01/62; (value—$21,116,473); proceeds: $20,881,950[3]	20,000,000	20,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $29,954,000 various asset-backed convertible bonds, 0.125% to 10.500% due 03/01/24 to 09/30/61; (value—$26,606,454); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by 516,102,000 U.S. Treasury Bonds, 1.875% to 4.375% due 02/15/41 to 11/15/51 and $832,803,100 U.S. Treasury Bond Principal Strips, zero coupon due 11/15/23 to 08/15/53; (value—$670,140,043); proceeds: $657,096,725	657,000,000	657,000,000

45

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $1,053,034,200 U.S. Treasury Bonds, 2.250% to 3.875% due 05/15/41 to 08/15/49 and $105,659,500 U.S. Treasury Notes, 3.125% due 08/31/29; (value—$816,000,016); proceeds: $800,118,444	$800,000,000	$800,000,000
Total repurchase agreements (cost—$1,503,000,000)		1,503,000,000
Total investments (cost—$3,399,317,368 which approximates cost for federal income tax purposes)—99.8%		3,399,269,808

Other assets in excess of liabilities—0.2%		6,672,957
Net assets—100.0%		$3,405,942,765

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$138,027,277	$—	$138,027,277
Commercial paper	—	1,537,242,531	—	1,537,242,531
Time deposits	—	221,000,000	—	221,000,000
Repurchase agreements	—	1,503,000,000	—	1,503,000,000
Total	$—	$3,399,269,808	$—	$3,399,269,808
At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,348,158,378, represented 39.6% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

46

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—12.7%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 5.335%, due 11/01/23[1]	$40,000,000	$39,999,190
Secured Overnight Financing Rate + 0.060%, 5.370%, due 11/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.090%, 5.400%, due 11/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.105%, 5.415%, due 11/01/23[1]	104,500,000	104,500,000
Secured Overnight Financing Rate + 0.120%, 5.430%, due 11/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.130%, 5.440%, due 11/01/23[1]	150,500,000	150,500,000
Secured Overnight Financing Rate + 0.135%, 5.445%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 5.450%, due 11/01/23[1]	86,000,000	86,002,542
Secured Overnight Financing Rate + 0.150%, 5.460%, due 11/01/23[1]	109,000,000	109,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	156,000,000	156,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	263,000,000	263,000,000
Secured Overnight Financing Rate + 0.165%, 5.475%, due 11/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 5.480%, due 11/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	60,000,000	60,000,000
3 mo. Treasury money market yield + 0.160%, 5.558%, due 11/07/23[1]	40,000,000	40,000,000
Federal Home Loan Bank Discount Notes 5.340%, due 01/03/24[2]	100,000,000	99,065,500
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.055%, 5.365%, due 11/01/23[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.070%, 5.380%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 5.390%, due 11/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	252,000,000	252,000,000
Secured Overnight Financing Rate + 0.115%, 5.425%, due 11/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	142,000,000	142,000,000
Total U.S. government agency obligations (cost—$2,380,067,231)		2,380,067,232

	Face amount	Value
U.S. Treasury obligations—34.5%
U.S. Treasury Bills
5.417% due 11/16/23[3]	$181,000,000	$180,600,669
5.426% due 11/02/23[3]	177,000,000	176,974,040
5.436% due 11/09/23[3]	181,000,000	180,787,224
5.447% due 11/24/23[3]	184,000,000	183,376,956
5.455% due 12/21/23[3]	184,000,000	182,641,722
5.462% due 12/07/23[3]	186,000,000	185,011,409
5.462% due 12/14/23[3]	187,000,000	185,812,836
5.468% due 01/04/24[3]	194,000,000	192,156,569
5.469% due 12/05/23[3]	179,000,000	178,104,006
5.473% due 02/01/24[3]	194,000,000	191,388,678
5.475% due 12/19/23[3]	178,000,000	176,740,947
5.478% due 12/28/23[3]	181,000,000	179,472,510
5.480% due 12/12/23[3]	182,000,000	180,899,355
5.480% due 01/11/24[3]	200,000,000	197,893,667
5.488% due 11/30/23[3]	183,000,000	182,212,795
5.488% due 01/18/24[3]	194,000,000	191,755,421
5.501% due 01/02/24[3]	179,000,000	177,356,880
5.501% due 01/16/24[3]	186,000,000	183,907,087
5.506% due 01/09/24[3]	188,000,000	186,077,622
5.511% due 01/23/24[3]	183,000,000	180,746,965
5.517% due 01/30/24[3]	186,000,000	183,514,576
5.522% due 02/06/24[3]	195,000,000	192,189,021
5.522% due 03/07/24[3]	186,000,000	182,522,317
5.522% due 03/14/24[3]	187,000,000	183,310,906
5.522% due 03/21/24[3]	184,000,000	180,180,467
5.527% due 02/13/24[3]	201,000,000	197,890,530
5.527% due 02/20/24[3]	188,000,000	184,895,885
5.538% due 03/28/24[3]	181,000,000	177,045,049
5.543% due 04/11/24[3]	200,000,000	195,211,999
5.543% due 05/02/24[3]	194,000,000	188,782,261
5.559% due 04/18/24[3]	$194,000,000	$189,141,297
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[1]	226,000,000	225,947,236
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[1]	204,000,000	203,922,176
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[1]	338,000,000	338,082,860
Total U.S. Treasury obligations (cost—$6,496,553,939)		6,496,553,938

Repurchase agreements—54.7%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 12/05/23, collateralized by $5,286 Federal Home Loan Mortgage Corp., obligation 3.000% due 08/01/43 and $213,343,672 Federal National Mortgage Association obligations, 2.000% to 5.500% due 12/01/26 to 10/01/53; (value—$102,000,000); proceeds: $108,540,250[4]	100,000,000	100,000,000

47

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 5.320% due 11/07/23, collateralized by $10,144,560 Federal Home Loan Mortgage Corp., obligation 2.400% due 11/01/37 and $266,882,059 Federal National Mortgage Association Obligations, 1.500% to 5.801% due 11/25/23 to 04/01/59; (value—$204,000,001); proceeds: $208,039,111[4]	$200,000,000	$200,000,000
Repurchase agreement dated 09/19/23 with Bank of America, 5.440% due 01/29/24, collateralized by $11,340,900 Federal Home Loan Mortgage Corp., obligations, 3.000% to 6.121% due 05/15/43 to 11/25/53, $1,462,181,054 Federal National Mortgage Association obligations, 2.000% to 3.000% due 10/25/50 to 07/25/52 and $1,036,752,297 Government National Mortgage Association obligations, 0.572% to 5.500% due 07/20/34 to 03/16/64; (value—$309,000,001); proceeds: $301,904,000[4]	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 11/01/23, collateralized by $3,994 Federal Home Loan Mortgage Corp., obligations 3.000% to 3.500% due 11/01/32 to 12/01/47, $527,136,342 Federal National Mortgage Association obligations, 2.000% to 6.000% due 05/01/25 to 09/01/53 and $53,813,808 Government National Mortgage Association obligations, 3.000% to 5.904% due 03/20/42 to 09/20/53; (value—$306,000,000); proceeds: $300,044,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with J.P. Morgan Securities LLC, 5.310% due 11/01/23, collateralized by $313,817,855 Federal Home Loan Mortgage Corp., obligations 2.500% to 8.000% due 05/01/27 to 08/01/49 and $1,113,121,533 Federal National Mortgage Association Obligations, 2.000% to 7.000% due 12/01/29 to 10/01/53; (value—$510,000,001); proceeds: $500,073,750	500,000,000	500,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $1,154,704,694 Federal Home Loan Mortgage Corp., obligations, 1.250% to 6.500% due 07/15/36 to 10/25/53, $648,917,280 Federal National Mortgage Association obligations, 2.000% to 5.885% due 07/25/24 to 05/01/53 and $452,338,599 Government National Mortgage obligations 2.000% to 7.500% due 01/20/37 to 08/20/53; (value—$510,000,000); proceeds: $500,073,611	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $3,685,000 U.S. Treasury Bond, 3.000% due 05/15/47, $2,315,100 U.S. Treasury Inflation Index Bond, 2.380% due 01/15/25 and $3,439,570,300 U.S. Treasury Notes, 1.250% to 4.500% due 08/31/24 to 05/15/27; (value—$3,440,506,497); proceeds: $3,440,506,444	3,440,000,000	3,440,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,639,472,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 10/15/24 to 01/15/25 and $3,145,808,200 U.S. Treasury Notes, 1.500% to 5.510% due 10/31/24 to 03/31/25; (value—$5,039,820,040); proceeds: $4,941,727,425	4,941,000,000	4,941,000,000
Total repurchase agreements (cost—$10,281,000,000)		10,281,000,000
Total investments (cost—$19,157,621,170 which approximates cost for federal income tax purposes)—101.9%		19,157,621,170

Liabilities in excess of other assets—(1.9)%		(356,524,862)
Net assets—100.0%		$18,801,096,308

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

48

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$2,380,067,232	$—	$2,380,067,232
U.S. Treasury obligations	—	6,496,553,938	—	6,496,553,938
Repurchase agreements	—	10,281,000,000	—	10,281,000,000
Total	$—	$19,157,621,170	$—	$19,157,621,170

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

49

Treasury Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. Treasury obligations—37.7%
U.S. Treasury Bills
5.426% due 11/02/23[1]	$363,000,000	$362,946,760
5.436% due 11/09/23[1]	364,000,000	363,572,098
5.441% due 11/16/23[1]	365,000,000	364,194,719
5.447% due 11/24/23[1]	371,000,000	369,743,753
5.462% due 12/07/23[1]	369,000,000	367,038,765
5.462% due 12/14/23[1]	368,000,000	365,663,762
5.462% due 12/21/23[1]	367,000,000	364,290,826
5.469% due 12/05/23[1]	356,000,000	354,218,023
5.473% due 02/01/24[1]	359,000,000	354,167,709
5.475% due 12/19/23[1]	368,000,000	365,397,014
5.478% due 12/28/23[1]	358,000,000	354,978,777
5.480% due 12/12/23[1]	366,000,000	363,786,615
5.488% due 11/30/23[1]	375,000,000	373,386,875
5.488% due 01/11/24[1]	358,000,000	354,229,664
5.488% due 01/18/24[1]	359,000,000	354,846,371
5.493% due 01/04/24[1]	360,000,000	356,579,201
5.501% due 01/02/24[1]	372,000,000	368,585,247
5.501% due 01/16/24[1]	369,000,000	364,847,930
5.506% due 01/09/24[1]	373,000,000	369,185,919
5.511% due 01/23/24[1]	362,000,000	357,543,176
5.517% due 01/30/24[1]	358,000,000	353,216,226
5.522% due 02/06/24[1]	359,000,000	353,824,916
5.522% due 03/07/24[1]	369,000,000	362,100,726
5.522% due 03/14/24[1]	368,000,000	360,740,178
5.522% due 03/21/24[1]	367,000,000	359,381,693
5.527% due 02/13/24[1]	362,000,000	356,399,860
5.527% due 02/20/24[1]	363,000,000	357,006,416
5.538% due 03/28/24[1]	358,000,000	350,177,500
5.543% due 04/11/24[1]	358,000,000	349,429,479
5.543% due 05/02/24[1]	359,000,000	349,344,494
5.559% due 04/18/24[1]	359,000,000	350,008,895
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield – 0.075%, 5.307% due 11/01/23[2]	200,000,000	199,999,995
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[2]	935,000,000	934,804,172
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[2]	515,000,000	514,801,513
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[2]	601,000,000	601,143,039
Total U.S. Treasury obligations (cost—$13,401,582,306)		13,401,582,306

Repurchase agreements—64.3%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by $101,991,200 U.S. Treasury Notes, 1.250% due 12/31/26 (value—$91,800,034); proceeds: $90,013,250	90,000,000	90,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $130,757,000 U.S. Treasury Notes, 1.250% to 4.625% due 03/15/26 to 08/15/31 (value—$117,300,023); proceeds: $115,016,931	$115,000,000	$115,000,000
Repurchase agreement dated 09/21/23 with Barclays Bank PLC, 5.320% due 11/02/23, collateralized by $852,445,200 U.S. Treasury Bonds, 1.875% to 2.500% due 02/15/46 to 11/15/51 and $5,135,300 U.S. Treasury Notes, 0.875% due 09/30/26; (value—$510,000,083); proceeds: $503,103,333	500,000,000	500,000,000
Repurchase agreement dated 10/31/23 with Goldman Sachs & Co., 3.250% due 11/01/23, collateralized by $60,965,500 U.S. Treasury Bills, zero coupon due 04/04/24, $492,756,500 U.S. Treasury Bonds, 2.750% to 4.125% due 11/15/42 to 08/15/53, $79,941,100 U.S.Treasury Bond Principal STRIPs, zero coupon due 08/15/44, $78,789,485 U.S. Treasury Bond STRIPs, zero coupon due 02/15/31 and $56,629,400 U.S. Treasury Notes, 3.875% due 12/31/27; (value—$612,000,001); proceeds: $600,054,167	600,000,000	600,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $234,415,000 U.S. Treasury Bond Principal STRIPs, zero coupon due 08/15/25 to 11/15/48, $3,273,540,647 U.S. Treasury Bond STRIPs, zero coupon due 08/15/24 to 02/15/52, $1,388,367,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.625% due 01/15/25 to 02/15/53 and $852,995,200 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/25 to 01/15/32; (value—$4,253,400,060); proceeds: $4,170,617,392	4,170,000,000	4,170,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $1,803,300 U.S. Treasury Bonds, 3.000% due 05/15/47, $2,013,900 U.S. Treasury Inflation Index Bonds, 2.375% due 01/15/25, $292,557,700 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26 and $7,090,233,900 U.S. Treasury Notes, 0.375% to 4.000% due 02/28/25 to 05/15/27; (value—$7,001,030,561); proceeds: $7,001,030,556	7,000,000,000	7,000,000,000

50

Treasury Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $230,295,800 U.S. Treasury Bills, zero coupon due 02/27/24 to 10/03/24 and $8,226,095,200 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/24 to 10/15/24; (value—$10,625,340,008); proceeds: $10,418,533,614	$10,417,000,000	$10,417,000,000
Total repurchase agreements (cost—$22,892,000,000)		22,892,000,000
Total investments (cost—$36,293,582,306 which approximates cost for federal income tax purposes)—102.0%		36,293,582,306

Liabilities in excess of other assets—(2.0)%		(696,922,029)
Net assets—100.0%		$35,596,660,277

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$13,401,582,306	$—	$13,401,582,306
Repurchase agreements	—	22,892,000,000	—	22,892,000,000
Total	$—	$36,293,582,306	$—	$36,293,582,306

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2023.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

51

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—8.2%
Canadian Imperial Bank of Commerce 5.830%, due 05/13/24	$63,000,000	$63,000,000
MUFG Bank Ltd. 5.810%, due 03/14/24	56,000,000	56,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	48,000,000	48,000,000
5.900%, due 07/15/24	58,000,000	58,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	51,000,000	51,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	46,000,000	46,000,000
5.840%, due 04/16/24	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.600%, due 11/27/23	53,000,000	53,000,000
5.700%, due 01/22/24	56,000,000	56,000,000
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	47,000,000	47,000,000
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	49,000,000	49,000,000
Swedbank AB 5.800%, due 04/16/24	41,000,000	41,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	40,000,000	40,000,000

		965,000,000

Banking-U.S.—1.8%
Cooperatieve Rabobank UA
5.750%, due 04/15/24	37,000,000	37,000,000
5.900%, due 07/03/24	57,000,000	57,000,000
KBC Bank NV
5.310%, due 11/03/23	75,000,000	75,000,000
5.330%, due 11/10/23	20,000,000	20,000,000
5.330%, due 11/13/23	25,000,000	25,000,000

		214,000,000
Total Certificates of deposit (cost—$1,179,000,000)		1,179,000,000

	Face amount	Value
Commercial paper—51.2%
Asset-backed-miscellaneous—14.1%
Antalis SA
5.400%, due 11/22/23[2]	$30,850,000	$30,752,822
5.400%, due 11/27/23[2]	36,000,000	35,859,600
5.590%, due 11/07/23[2]	18,000,000	17,983,230
5.610%, due 01/03/24[2]	13,000,000	12,872,372
5.610%, due 01/08/24[2]	17,000,000	16,819,857
Barton Capital SA
5.350%, due 11/15/23[2]	30,000,000	29,937,583
5.510%, due 01/03/24[2]	15,000,000	14,855,362
5.530%, due 01/08/24[2]	50,000,000	49,477,722
5.530%, due 01/10/24[2]	20,000,000	19,784,944
5.600%, due 02/02/24[2]	30,000,000	29,566,000
5.650%, due 04/10/24[2]	20,000,000	19,494,639
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	37,000,000	37,000,000
Cabot Trail Funding LLC
5.310%, due 11/01/23[2]	30,000,000	30,000,000
5.510%, due 01/11/24[2]	50,000,000	49,456,653
5.550%, due 02/28/24[2]	20,000,000	19,633,083
Chariot Funding LLC 5.490%, due 11/01/23[2]	54,000,000	54,000,000
Gotham Funding Corp.
5.530%, due 01/04/24[2]	18,000,000	17,823,040
5.530%, due 01/08/24[2]	27,000,000	26,717,970
5.530%, due 01/10/24[2]	15,000,000	14,838,708
5.540%, due 01/04/24[2]	35,000,000	34,655,289
5.550%, due 01/22/24[2]	34,000,000	33,570,183
5.600%, due 02/01/24[2]	41,000,000	40,413,244
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	21,750,000	21,347,383
5.600%, due 02/29/24[2]	6,000,000	5,888,000
5.600%, due 03/04/24[2]	12,000,000	11,768,533
5.650%, due 04/15/24[2]	49,000,000	47,723,414
LMA-Americas LLC
5.500%, due 11/01/23[2]	31,000,000	31,000,000
5.540%, due 12/11/23[2]	18,000,000	17,889,200
5.610%, due 03/06/24[2]	18,000,000	17,646,570
5.620%, due 03/05/24[2]	18,300,000	17,942,896
5.630%, due 04/03/24[2]	17,000,000	16,590,574
5.640%, due 03/07/24[2]	18,400,000	18,033,901
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	31,000,000	30,976,449
Nieuw Amsterdam Receivables Corp. BV 5.510%, due 01/10/24[2]	60,000,000	59,357,167
Old Line Funding LLC
5.540%, due 12/20/23[2]	17,000,000	16,871,811
5.550%, due 12/15/23[2]	19,000,000	18,871,117
5.560%, due 02/21/24	26,000,000	25,550,258
5.610%, due 03/25/24	25,000,000	24,435,104
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	17,000,000	17,000,000

52

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC
5.500%, due 12/22/23[2]	$50,000,000	$49,610,417
5.560%, due 02/08/24[2]	57,000,000	56,128,470
5.560%, due 02/09/24[2]	30,000,000	29,536,667
Thunder Bay Funding LLC
5.540%, due 12/20/23[2]	15,000,000	14,886,892
5.550%, due 12/18/23	16,000,000	15,884,067
5.610%, due 03/25/24	17,000,000	16,615,871
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	34,000,000	34,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
5.550%, due 01/08/24	42,000,000	41,559,700
Secured Overnight Financing Rate + 0.280%, 5.590%, due 11/01/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/23[1,2]	36,000,000	36,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	19,000,000	18,898,772
5.500%, due 11/09/23[2]	50,000,000	49,938,889
5.500%, due 12/12/23[2]	41,000,000	40,743,181
5.530%, due 01/04/24[2]	13,000,000	12,872,196
5.540%, due 01/02/24[2]	10,000,000	9,904,589
5.600%, due 02/01/24[2]	51,500,000	50,762,978
5.620%, due 03/01/24[2]	60,000,000	58,866,633

		1,663,614,000

Banking-non-U.S.—33.6%
Australia & New Zealand Banking Group Ltd.
5.620%, due 05/10/24[2]	57,000,000	55,300,418
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.550%, 5.860%, due 11/01/23[1,2]	50,000,000	50,000,000
Bank of Montreal 5.550%, due 12/18/23	53,000,000	52,615,971
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	50,000,000	50,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	18,000,000	17,648,460
Barclays Bank PLC
5.500%, due 11/21/23	35,000,000	34,893,056
5.510%, due 12/06/23	16,000,000	15,914,289
5.575%, due 01/18/24	56,000,000	55,323,567
5.580%, due 01/29/24	55,000,000	54,241,275
5.650%, due 03/05/24	54,000,000	52,940,625
5.670%, due 03/11/24	56,000,000	54,844,580
BPCE SA 5.585%, due 03/04/24[2]	54,000,000	52,961,190

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	$26,000,000	$26,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	55,000,000	55,000,000
DBS Bank Ltd.
5.510%, due 01/18/24[2]	61,000,000	60,271,762
5.610%, due 04/04/24[2]	41,000,000	40,009,679
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 11/01/23[2]	360,000,000	360,000,000
Erste Finance Delaware LLC
5.330%, due 11/01/23[2]	295,000,000	295,000,000
5.330%, due 11/07/23[2]	115,000,000	114,897,842
Federation des Caisses Desjardins du Quebec
5.390%, due 11/03/23[2]	45,000,000	44,986,525
5.390%, due 11/20/23[2]	40,000,000	39,886,211
5.450%, due 12/12/23[2]	25,000,000	24,844,826
5.500%, due 11/02/23[2]	35,000,000	34,994,653
5.500%, due 12/15/23[2]	20,000,000	19,865,556
5.500%, due 01/05/24[2]	40,000,000	39,602,778
5.600%, due 01/12/24[2]	36,000,000	35,596,800
5.610%, due 03/07/24[2]	55,000,000	53,911,504
Mitsubishi UFJ Trust & Banking Corp. 5.640%, due 04/09/24[2]	56,000,000	54,596,267
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	55,000,000	54,421,858
5.605%, due 02/29/24[2]	54,000,000	52,991,100
5.615%, due 02/05/24[2]	50,000,000	49,251,333
5.620%, due 01/22/24[2]	56,000,000	55,283,138
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1,2]	50,000,000	50,000,000
National Bank of Canada 5.590%, due 01/16/24[2]	50,000,000	49,409,944
Nordea Bank Abp
5.585%, due 02/12/24[2]	53,000,000	52,153,097
5.620%, due 04/04/24[2]	57,000,000	55,620,758
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	23,000,000	23,000,000
5.470%, due 11/15/23[2]	53,000,000	52,887,257
5.480%, due 12/06/23[2]	50,000,000	49,733,611
Secured Overnight Financing Rate + 0.360%, 5.670%, due 11/01/23[1,2]	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	44,000,000	43,993,406
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	32,000,000	32,000,000
5.620%, due 04/10/24[2]	57,000,000	55,567,368
5.630%, due 04/05/24[2]	21,700,000	21,170,592
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	49,000,000	49,000,000

53

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
5.530%, due 11/29/23[2]	$36,000,000	$35,845,160
5.580%, due 01/17/24[2]	61,000,000	60,271,965
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	50,000,000	50,000,000
5.580%, due 02/14/24[2]	53,000,000	52,137,425
5.600%, due 01/18/24[2]	51,000,000	50,381,200
5.620%, due 04/10/24[2]	25,000,000	24,371,653
Secured Overnight Financing Rate + 0.370%, 5.680%, due 11/01/23[1,2]	52,000,000	52,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	49,000,000	49,000,000
5.595%, due 03/01/24	54,000,000	52,984,508
5.640%, due 04/05/24	35,000,000	34,144,600
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	52,000,000	52,000,000
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1]	50,000,000	50,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	46,000,000	46,000,000
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	52,000,000	51,992,099
5.470%, due 11/16/23[2]	53,000,000	52,879,204
5.510%, due 01/23/24[2]	59,000,000	58,250,487
5.600%, due 02/13/24[2]	59,000,000	58,045,511
5.650%, due 04/16/24[2]	44,000,000	42,846,772
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	52,000,000	52,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	31,000,000	31,000,000

		3,950,781,880

Banking-U.S.—3.5%
Bedford Row Funding Corp. 5.650%, due 04/22/24[2]	21,000,000	20,429,821
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	50,000,000	50,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	$27,000,000	$27,000,000
Podium Funding Trust
5.500%, due 11/14/23	18,000,000	17,964,250
5.550%, due 02/12/24	35,000,000	34,444,229
5.560%, due 01/04/24	27,000,000	26,733,120
5.640%, due 04/08/24	20,000,000	19,501,800
5.650%, due 04/18/24	44,000,000	42,832,961
Secured Overnight Financing Rate + 0.430%, 5.740%, due 11/01/23[1]	42,000,000	42,000,000
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	31,000,000	31,000,000

		411,906,181
Total commercial paper (cost—$6,026,302,061)		6,026,302,061

Time deposits—6.3%
Banking-non-U.S.—6.3%
ABN AMRO Bank N.V. 5.310%, due 11/01/23	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank SA 5.300%, due 11/01/23	85,000,000	85,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	250,000,000	250,000,000
Total time deposits (cost—$735,000,000)		735,000,000

Repurchase agreements—32.4%
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $28,475,000 various asset-backed convertible bonds, zero coupon to 8.125% due 03/08/24 to 02/02/52; (value—$26,624,699); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 11/01/23, collateralized by $51,444,000 various asset-backed convertible bonds, zero coupon to 6.125% due 02/02/24 to 07/01/51; (value—$42,036,082); proceeds: $41,763,900[3]	40,000,000	40,000,000
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.450% due 11/01/23, collateralized by $55,097,000 various asset-backed convertible bonds, 4.600% to 11.750% due 02/15/25 to 12/31/79; (value—$53,994,541); proceeds: $50,007,569	50,000,000	50,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $76,390,000 various asset-backed convertible bonds, zero coupon to 9.500% due 02/10/24 to 12/31/99; (value—$69,044,180); proceeds: $65,312,596[3]	65,000,000	65,000,000

54

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.410% due 11/01/23, collateralized by $100,568 Federal Home Loan Mortgage Corp., 4.435% due 10/25/54, and $426,041,488 various asset-backed convertible bonds, 0.224% to 9.426% due 12/01/23 to 12/31/99; (value—$131,316,053); proceeds: $125,018,785	$125,000,000	$125,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,004,337,200 U.S. Treasury Notes, 0.500% to 3.875% due 03/31/25; (value—$969,000,014); proceeds: $950,139,861	950,000,000	950,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $2,401,735,200 U.S. Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/24 to 07/15/33; (value—$2,601,000,037); proceeds: $2,550,377,542	2,550,000,000	2,550,000,000
Total repurchase agreements (cost—$3,805,000,000)		3,805,000,000
Total investments (cost—$11,745,302,061 which approximates cost for federal income tax purposes)—99.9%		11,745,302,061

Other assets in excess of liabilities—0.1%		15,665,889
Net assets—100.0%		$11,760,967,950

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

55

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,179,000,000	$—	$1,179,000,000
Commercial paper	—	6,026,302,061	—	6,026,302,061
Time deposits	—	735,000,000	—	735,000,000
Repurchase agreements	—	3,805,000,000	—	3,805,000,000
Total	$—	$11,745,302,061	$—	$11,745,302,061

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,035,229,770, represented 42.8% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

56

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority, Exxon Capital Venture, Inc., Revenue Bonds, 3.950%, VRD	$1,160,000	$1,160,000

Arizona—3.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 3.870%, VRD	25,610,000	25,610,000
Arizona Industrial Development Authority,Phoenix Children’s Hospital, Revenue Bonds, Series A, 3.870%, VRD	4,000,000	4,000,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B-REM, 3.950%, VRD	5,325,000	5,325,000

		34,935,000

California—3.4%
City of Irvine, Series A, 2.650%, VRD	3,400,000	3,400,000
City of Modesto CA Water Revenue, Refunding, Series A-REMKT, 3.500%, VRD	5,000,000	5,000,000
Los Angeles Department of Water & Power System, Revenue Bonds, Series A-5-REM, 2.850%, VRD	2,900,000	2,900,000
State of California, GO Bonds, Series B-5-REMK, 2.800%, VRD	24,750,000	24,750,000

		36,050,000

Colorado—2.4%
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK 9, 4.150%, VRD	230,000	230,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds,
Series A, 3.870%, VRD	20,000,000	20,000,000
Series B, 4.100%, VRD	5,000,000	5,000,000

		25,230,000

Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds, 4.080%, VRD	1,125,000	1,125,000

	Face amount	Value
Municipal bonds—(continued)
District of Columbia—1.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 4.140%, VRD	$11,000,000	$11,000,000

Florida—1.8%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds, 4.050%, VRD	5,645,000	5,645,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds, Series C, 4.050%, VRD	2,400,000	2,400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 4.000%, VRD	11,480,000	11,480,000

		19,525,000

Illinois—10.1%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 4.300%, VRD	14,700,000	14,700,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds, 4.100%, VRD	8,050,000	8,050,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 4.080%, VRD	7,600,000	7,600,000
Illinois Finance Authority, Refunding, Revenue Bonds, Series C, 4.000%, VRD	2,000,000	2,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
4.130%, VRD	6,575,000	6,575,000
4.130%, VRD	6,550,000	6,550,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E-2-REMK, 4.090%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 4.090%, VRD	15,800,000	15,800,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 4.050%, VRD	30,610,000	30,610,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 4.050%, VRD	11,205,000	11,205,000

57

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 4.100%, VRD	$3,630,000	$3,630,000

		107,620,000

Indiana—9.5%
Indiana Finance Authority, Ascension Health, Revenue Bonds, Series E4, 4.080%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.900%, VRD	42,300,000	42,300,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 4.090%, VRD	41,365,000	41,365,000

		101,105,000

Louisiana—0.0%†
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 4.130%, VRD	620,000	620,000

Maryland—2.2%
County of Montgomery, GO Bonds, Series E, 3.920%, VRD	14,200,000	14,200,000
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 4.060%, VRD	5,900,000	5,900,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 4.100%, VRD	2,865,000	2,865,000

		22,965,000

Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 3.850%, VRD	1,200,000	1,200,000

Michigan—1.7%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 3.870%, VRD	18,100,000	18,100,000

	Face amount	Value
Municipal bonds—(continued)
Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 4.100%, VRD	$1,700,000	$1,700,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 4.050%, VRD	5,800,000	5,800,000

		7,500,000

Mississippi—3.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 3.950%, VRD	2,250,000	2,250,000
Series A, 4.080%, VRD	1,845,000	1,845,000
Series B, 3.950%, VRD	14,395,000	14,395,000
Series B, 3.950%, VRD	5,235,000	5,235,000
Series B, 4.080%, VRD	600,000	600,000
Series E, 3.950%, VRD	500,000	500,000
Series F, 3.950%, VRD	1,095,000	1,095,000
Series I, 3.950%, VRD	3,800,000	3,800,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 3.950%, VRD	6,425,000	6,425,000

		36,145,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3-RMKT, 4.160%, VRD	10,000,000	10,000,000
Series C5, 4.050%, VRD	2,965,000	2,965,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 4.050%, VRD	9,615,000	9,615,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds, Series B-1, 3.870%, VRD	3,385,000	3,385,000

58

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 3.850%, VRD	$700,000	$700,000

		26,665,000

Nevada—1.0%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A-RMKT, 4.050%, VRD	10,325,000	10,325,000

New Hampshire—0.3%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds, Series B, 4.000%, VRD	3,075,000	3,075,000

New Jersey—0.1%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 4.080%, VRD	1,310,000	1,310,000

New York—12.5%
City of New York, GO Bonds,
Subseries B-3, 4.060%, VRD	8,400,000	8,400,000
Subseries D-4, 3.950%, VRD	6,500,000	6,500,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series B-2, 4.050%, VRD	4,305,000	4,305,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 3.950%, VRD	2,640,000	2,640,000
Subseries 2012G-1-REMK, 4.000%, VRD	2,000,000	2,000,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 4.100%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 4.130%, VRD	12,100,000	12,100,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series 2008-BB-1-R, 4.060%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 4.000%, VRD	29,750,000	29,750,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-3, 4.010%, VRD	$10,000,000	$10,000,000
Series C-6, 4.070%, VRD	25,000,000	25,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 4.000%, VRD	9,745,000	9,745,000
Series A2, 4.060%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 4.030%, VRD	3,000,000	3,000,000

		132,345,000

North Carolina—0.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 3.950%, VRD	1,950,000	1,950,000

Ohio—5.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 4.090%, VRD	9,700,000	9,700,000
Series B, 4.090%, VRD	2,985,000	2,985,000
Series CR, 4.090%, VRD	5,060,000	5,060,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 3.950%, VRD	26,875,000	26,875,000
State of Ohio, Cleveland Clinic Health System, Revenue Bonds, Series F, 4.000%, VRD	2,700,000	2,700,000
State of Ohio, GO Bonds,
Series B, 3.950%, VRD	3,240,000	3,240,000
Series D-RMKT, 4.080%, VRD	3,540,000	3,540,000

		54,100,000

Oregon—0.6%
State of Oregon, Veterans, GO Bonds, Series 9, 4.050%, VRD	6,035,000	6,035,000

59

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—11.1%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 4.080%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 4.130%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.970%, VRD	32,845,000	32,845,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 4.080%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 4.070%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.970%, VRD	30,500,000	30,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2-RMKT, 4.070%, VRD	5,715,000	5,715,000

		118,290,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds, 4.330%, VRD	635,000	635,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 4.050%, VRD	4,150,000	4,150,000

Texas—11.6%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 4.090%, VRD	2,295,000	2,295,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 4.000%, VRD	2,575,000	2,575,000
Series B, 4.000%, VRD	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 3.870%, VRD	24,210,000	24,210,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.870%, VRD	$4,000,000	$4,000,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 4.120%, VRD	7,645,000	7,645,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures. Inc., Revenue Bonds, 4.000%, VRD	300,000	300,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.950%, VRD	6,000,000	6,000,000
Permanent University Fund—University of Texas System, Revenue Bonds,
Series A, 4.000%, VRD	2,815,000	2,815,000
Series A, 4.090%, VRD	18,800,000	18,800,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B, 4.180%, VRD	25,150,000	25,150,000
State of Texas, Veterans, GO Bonds,
4.100%, VRD	545,000	545,000
4.100%, VRD	6,820,000	6,820,000
Series C-REM, 4.150%, VRD	8,855,000	8,855,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B-REMK 3, 4.110%, VRD	8,500,000	8,500,000

		123,510,000

Utah—0.8%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.900%, VRD	8,295,000	8,295,000

Virginia—3.6%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 4.050%, VRD	5,000,000	5,000,000
Series A, 4.100%, VRD	10,000,000	10,000,000
Series D, 4.070%, VRD	13,500,000	13,500,000
Series F, 4.060%, VRD	6,965,000	6,965,000

60

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 4.070%, VRD	$2,350,000	$2,350,000

		37,815,000

Washington—0.9%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 4.080%, VRD	9,400,000	9,400,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System, Refunding, Revenue Bonds, Series D, 4.080%, VRD	765,000	765,000
Total municipal bonds (cost—$962,945,000)		962,945,000

Tax-exempt commercial paper—8.9%
California—0.7%
City of Los Angeles Department of Airports, 2.900%, due 11/03/23	8,000,000	8,000,000

Florida—0.9%
Florida Local Government Finance Commission, 3.650%, due 11/02/23	9,216,000	9,216,000

Maryland—0.9%
County of Montgomery, 3.750%, due 12/21/23	10,000,000	10,000,000

Minnesota—1.9%
City of Rochester, 3.520%, due 11/08/23	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York—0.7%
New York Power Authority, 3.510%, due 11/09/23	$7,000,000	$7,000,000

Ohio—0.5%
Ohio Higher Educational Facility Commission
3.700%, due 01/18/24	895.000	895,000
3.700%, due 01/18/24	5.000.000	5,000,000

		5,895,000

Texas—2.6%
Board of Regents of the University of Texas System
3.750%, due 01/04/24	1.800.000	1,800,000
4.000%, due 11/06/23	10.000.000	10,000,000
City of Garland, 3.700%, due 01/09/24	16,000,000	16,000,000

		27,800,000

Washington—0.7%
University of Washington
3.800%, due 01/04/24	5.000.000	5,000,000
3.950%, due 11/07/23	2.000.000	2,000,000

		7,000,000
Total tax-exempt commercial paper (cost—$94,911,000)		94,911,000
Total investments (cost—$1,057,856,000 which approximates cost for federal income tax purposes)—99.6%		1,057,856,000

Other assets in excess of liabilities—0.4%		4,347,918
Net assets—100.0%		$1,062,203,918

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

61

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Municipal bonds	$—	$962,945,000	$—	$962,945,000
Tax-exempt commercial paper	—	94,911,000	—	94,911,000
Total	$—	$1,057,856,000	$—	$1,057,856,000

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

62

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2023 and reset periodically.

See accompanying notes to financial statements.

63

Master Trust

Statement of assets and liabilities

October 31, 2023 (unaudited)

	Prime Master Fund	Prime Series II Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,411,034,336	$1,896,317,368	$8,876,621,170	$13,401,582,306	$7,940,302,061	$1,057,856,000
Repurchase agreements	6,983,900,000	1,503,000,000	10,281,000,000	22,892,000,000	3,805,000,000	—

Investments, at value
Investment	9,411,479,086	1,896,269,808	8,876,621,170	13,401,582,306	7,940,302,061	1,057,856,000
Repurchase agreements	6,983,900,000	1,503,000,000	10,281,000,000	22,892,000,000	3,805,000,000	—
Cash	2,684,854	4,127,200	4,410,644	2,816,331	3,065,306	1,113,980
Receivable for interest	18,934,338	2,779,415	20,803,047	6,637,778	13,540,947	3,304,712
Total assets	16,416,998,278	3,406,176,423	19,182,834,861	36,303,036,415	11,761,908,314	1,062,274,692

Liabilities:
Payable for investments purchased	—	—	380,170,940	703,512,203	—	—
Payable to affiliate	1,339,797	233,658	1,567,613	2,863,935	940,364	70,774
Total liabilities	1,339,797	233,658	381,738,553	706,376,138	940,364	70,774
Net assets, at value	$16,415,658,481	$3,405,942,765	$18,801,096,308	$35,596,660,277	$11,760,967,950	$1,062,203,918

See accompanying notes to financial statements.

64

Master Trust

Statement of operations

For the six months ended October 31, 2023 (unaudited)

	Prime Master Fund	Prime Series II Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$399,931,629	$98,109,226	$492,853,839	$951,303,567	$284,286,983	$15,975,472
Expenses:
Investment advisory and administration fees	7,293,157	1,797,539	9,282,257	17,890,361	5,187,561	455,138
Trustees’ fees	35,720	15,506	41,709	72,951	27,507	10,643
Total expenses	7,328,877	1,813,045	9,323,966	17,963,312	5,215,068	465,781
Net investment income (loss)	392,602,752	96,296,181	483,529,873	933,340,255	279,071,915	15,509,691
Net change in unrealized appreciation (depreciation)	1,337,650	300,385	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$393,940,402	$96,596,566	$483,529,873	$933,340,255	$279,071,915	$15,509,691

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$392,602,752	$315,742,921
Net realized gain (loss)	—	(56,133)
Net change in unrealized appreciation (depreciation)	1,337,650	926,524
Net increase (decrease) in net assets resulting from operations	393,940,402	316,613,312
Net increase (decrease) in net assets from beneficial interest transactions	3,776,492,856	6,991,752,924
Net increase (decrease) in net assets	4,170,433,258	7,308,366,236
Net assets:

Beginning of period	12,245,225,223	4,936,858,987
End of period	$16,415,658,481	$12,245,225,223

	Prime Series II Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$96,296,181	$96,954,535
Net realized gain (loss)	—	(14,808)
Net change in unrealized appreciation (depreciation)	300,385	(12,630)
Net increase (decrease) in net assets resulting from operations	96,596,566	96,927,097
Net increase (decrease) in net assets from beneficial interest transactions	(103,405,126)	1,846,390,663
Net increase (decrease) in net assets	(6,808,560)	1,943,317,760
Net assets:

Beginning of period	3,412,751,325	1,469,433,565
End of period	$3,405,942,765	$3,412,751,325

	Government Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$483,529,873	$420,330,073
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	483,529,873	420,330,073
Net increase (decrease) in net assets from beneficial interest transactions	(917,398,325)	14,516,957,059
Net increase (decrease) in net assets	(433,868,452)	14,937,287,132
Net assets:

Beginning of period	19,234,964,760	4,297,677,628
End of period	$18,801,096,308	$19,234,964,760

See accompanying notes to financial statements.

66

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$933,340,255	$886,389,934
Net realized gain (loss)	—	776,174
Net increase (decrease) in net assets resulting from operations	933,340,255	887,166,108
Net increase (decrease) in net assets from beneficial interest transactions	(214,526,996)	12,309,292,233
Net increase (decrease) in net assets	718,813,259	13,196,458,341
Net assets:

Beginning of period	34,877,847,018	21,681,388,677
End of period	$35,596,660,277	$34,877,847,018

	Prime CNAV Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$279,071,915	$225,403,125
Net realized gain (loss)	—	(42,700)
Net increase (decrease) in net assets resulting from operations	279,071,915	225,360,425
Net increase (decrease) in net assets from beneficial interest transactions	2,515,610,595	6,832,489,780
Net increase (decrease) in net assets	2,794,682,510	7,057,850,205
Net assets:

Beginning of period	8,966,285,440	1,908,435,235
End of period	$11,760,967,950	$8,966,285,440

	Tax-Free Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$15,509,691	$17,495,800
Net realized gain (loss)	—	33
Net increase (decrease) in net assets resulting from operations	15,509,691	17,495,833
Net increase (decrease) in net assets from beneficial interest transactions	124,953,374	20,558,999
Net increase (decrease) in net assets	140,463,065	38,054,832
Net assets:

Beginning of period	921,740,853	883,686,021
End of period	$1,062,203,918	$921,740,853

See accompanying notes to financial statements.

67

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.36%[1]	3.65%	0.09%	0.19%	1.90%	2.32%
Supplemental data:
Total investment return[2]	2.73%	3.28%	0.10%	0.15%	1.92%	2.31%
Net assets, end of period (000’s)	$16,415,658	$12,245,225	$4,936,859	$8,823,109	$16,520,754	$15,779,160

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

68

Prime Series II Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	5.31%[2]	3.61%	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	2.72%	3.31%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$3,405,943	$3,412,751	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than $0.005 or $(0.005) per share.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	5.19%[1]	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[2]	2.64%	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of period (000’s)	$18,801,096	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	5.17%[1]	3.23%	0.04%	0.09%	1.56%	2.07%
Supplemental data:
Total investment return[2]	2.63%	3.06%	0.04%	0.08%	1.70%	2.10%
Net assets, end of period (000’s)	$35,596,660	$34,877,847	$21,681,389	$32,675,191	$34,803,721	$17,222,690

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.35%[1]	3.84%	0.08%	0.19%	1.83%	2.29%
Supplemental data:
Total investment return[2]	2.72%	3.27%	0.09%	0.17%	1.90%	2.27%
Net assets, end of period (000’s)	$11,760,968	$8,966,285	$1,908,435	$4,449,407	$7,495,231	$4,881,630

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.05%	0.09%	0.10%	0.10%
Net investment income (loss)	3.33%[1]	1.84%	0.05%	0.04%	1.19%	1.35%
Supplemental data:
Total investment return[2]	1.69%	1.85%	0.05%	0.04%	1.23%	1.38%
Net assets, end of period (000’s)	$1,062,204	$921,741	$883,686	$814,225	$2,573,583	$2,276,103

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

73

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and Prime Series II Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and Prime Series II Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

74

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

75

Master Trust

Notes to financial statements (unaudited)

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2023, the Board of Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

76

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2023, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Prime Master Fund	$1,339,797
Prime Series II Master Fund	233,658
Government Master Fund	1,567,613
Treasury Master Fund	2,863,935
Prime CNAV Master Fund	940,364
Tax-Free Master Fund	70,774

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2023, UBS AM did not voluntarily waive any amount.

77

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$12,052,598,489	$14,539,432,103
Withdrawals	(8,276,105,633)	(7,547,679,179)
Net increase (decrease) in beneficial interest	$3,776,492,856	$6,991,752,924

Prime Series II Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$4,181,027,179	$5,347,381,304
Withdrawals	(4,284,432,305)	(3,500,990,641)
Net increase (decrease) in beneficial interest	$(103,405,126)	$1,846,390,663

Government Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$19,939,133,522	$52,020,553,397
Withdrawals	(20,856,531,847)	(37,503,596,338)
Net increase (decrease) in beneficial interest	$(917,398,325)	$14,516,957,059

Treasury Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$38,365,217,921	$99,713,434,665
Withdrawals	(38,579,744,917)	(87,404,142,432)
Net increase (decrease) in beneficial interest	$(214,526,996)	$12,309,292,233

Prime CNAV Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$4,680,149,287	$13,206,857,678
Withdrawals	(2,164,538,692)	(6,374,367,898)
Net increase (decrease) in beneficial interest	$2,515,610,595	$6,832,489,780

78

Master Trust

Notes to financial statements (unaudited)

Tax-Free Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$813,842,046	$1,536,214,329
Withdrawals	(688,888,672)	(1,515,655,330)
Net increase (decrease) in beneficial interest	$124,953,374	$20,558,999

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$970,794
Gross unrealized depreciation	(526,044)
Net unrealized appreciation (depreciation)	$444,750

Prime Series II Master Fund

Gross unrealized appreciation	$82,427
Gross unrealized depreciation	(129,987)
Net unrealized appreciation (depreciation)	$(47,560)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for Prime Series II Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent Event

Effective December 18, 2023, the names, investment objectives and policies of following funds changed: (1) “ESG Prime Master Fund” became “Prime Series II Master Fund” ; (2) “UBS Select ESG Prime Institutional Fund,” a feeder of the preceding named master fund became “UBS Select Prime Series II Institutional Fund”; and (3) “UBS Select ESG Prime Preferred Fund,” also a feeder of the preceding named master fund became “UBS Select Prime Series II Preferred Fund. Each of these three funds is expected to undergo a reorganization on or about February 23, 2024, and be liquidated. Please see the prospectus/offering document supplements dated October 6, 2023, as filed with the SEC for further information regarding these changes.

79

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, Prime Series II Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

80

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Series II Master Fund (formerly known as ESG Prime Master Fund) (“Prime Series II Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime Series II Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

81

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select Prime Series II Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, and Select Government Preferred Feeder Fund through August 31, 2024.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Series II Master

Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Series II Institutional Feeder Fund’s Actual Management Fee, the Prime Series II Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund’s Actual Management Fee and total expenses, the Government Master Fund’s Contractual Management

82

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund and Select Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Treasury Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Treasury Preferred Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

In light of the foregoing, the board determined that the management fees for each of Prime Series II Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2023 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2023. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three-and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included

83

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Series II Master

Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each of Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exceptions being the one-, three- and five-year periods for RMA Government Money Market Feeder Fund, which were only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund and Select Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, with the only exception being the one-year period for the Tax-Free Reserves Feeder Fund, which was only slightly below such median.

84

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

For periods in which a Master Fund’s performance was below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

85

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accounts who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1663

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2023

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Prime Series II Institutional Fund (formerly known as UBS Select ESG Prime Institutional Fund)
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 18, 2023

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Prime Series II Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six-months ended October 31, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate twice during the reporting period, with the last hike pushing it to a range between 5.25% and 5.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 5.42% on October 31, 2023, versus 4.89% on April 30, 2023.

•	UBS Select Prime Series II Institutional Fund: 5.35% on October 31, 2023, versus 4.90% on April 30, 2023.

•	UBS Select Government Institutional Fund: 5.26% on October 31, 2023, versus 4.72% on April 30, 2023.

•	UBS Select Treasury Institutional Fund: 5.24% on October 31, 2023, versus 4.72% on April 30, 2023.

•	UBS Prime Reserves Fund: 5.42% on October 31, 2023, versus 4.89% on April 30, 2023.

•	UBS Tax-Free Reserves Fund: 3.78% on October 31, 2023, versus 3.39% on April 30, 2023.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6-8.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy experienced several challenges during the reporting period. Continued high inflation, Fed monetary tightening, the fallout from the war in Ukraine, and several geopolitical issues were headwinds for the economy. Despite these factors, the economy was resilient and

UBS Select Prime Institutional Fund

UBS Select Prime Series II Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals

(all five Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Prime Series II Institutional Fund—January 15, 2020;

UBS Select Government Institutional Fund—July 26, 2016;

UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management

(Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

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UBS Institutional/Reserves Funds

continued to expand. Looking back, first and second quarter 2023 US annualized gross domestic product (“GDP”) growth was 2.2% and 2.1%, respectively. On October 26, 2023 the Commerce Department reported that third quarter 2023 annualized GDP growth was 4.9%.

Q. How did the Fed react to the economic environment?

A.

With US inflation remaining elevated and persistent, the Fed continued to raise interest rates. From March 2022 through March 2023 (prior to the beginning of the reporting period), the Fed raised rates nine times. The Fed then raised rates an additional 0.25% at its meetings in May and July 2023—pushing the federal funds rate to a range between 5.25% and 5.50%, the highest level in 22 years. At its meeting on November 1, 2023—after the reporting period ended—the central bank kept rates on hold, but did not rule out future rate hikes to fight inflation.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Prime Series II Master Fund (formerly known as the ESG Prime Master Fund), the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Prime Master Fund had a WAM of 12 days. By the end of the period on October 31, 2023, the Prime Master Fund’s WAM was 33 days.

At the issuer level, we maintained a high level of diversification with the goal of reducing risk and keeping the Prime Master Fund highly liquid.

At the security level, we increased the Prime Master Fund’s exposure to commercial paper and, to lesser extent, time deposits and repurchase agreements. Conversely, we decreased its allocation to certificates of deposit. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Prime Series II Master Fund in which UBS Select Prime Series II Institutional Fund invests was 12 days when the reporting period began. By the end of the review period on October 31, 2023, the Prime Series II Master Fund had a WAM of 15 days. At the security level, we increased Prime Series II Master Fund’s exposure to repurchase agreements and, to a lesser extent, time deposits. In contrast, we decreased its exposures to certificates of deposit and commercial paper.

•

The WAM for the Government Master Fund in which UBS Select Government Institutional Fund invests was six days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2023, it was 25 days. At the security level, we significantly increased the Government Master Fund’s direct exposure to US Treasury obligations. Conversely, we meaningfully reduced its allocation to repurchase agreements and, to a lesser extent, US government agency obligations

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Institutional Fund invests was three days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 25 days. At the security level, we significantly increased the Treasury Master Fund’s direct exposure to US Treasury obligations and meaningfully reduced its exposure to repurchase agreements.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 13 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Prime CNAV Master Fund’s WAM was 34 days. Over the review period, we increased the Prime CNAV Master Fund’s exposures to repurchase agreements and, to a slight extent, time deposits. Conversely, we decreased its exposures to certificates of deposit and commercial paper.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Reserves Fund invests was seven days when the reporting period began. We tactically adjusted the Tax-Free Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we increased the Tax-Free Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

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UBS Institutional/Reserves Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We continue to monitor a number of factors, including inflation that remains higher than the Fed’s 2% target and the lagged impact on the economy from the Fed’s rate hikes. We also note that as previously announced, UBS Select Prime Series II Instutional Fund is expected to liquidate in February 2024. Against this backdrop, we expect to continue managing the Funds with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select Prime Series II Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Prime Series II Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Prime Series II Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2023. The views and opinions in the letter were current as of December 18, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2023	Ending account value October 31, 2023[2]	Expenses paid during period 05/01/23 to 10/31/23[3]	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,026.40	$0.92	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Prime Series II Institutional Fund
Actual	$1,000.00	$1,026.20	$0.92	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,025.60	$0.92	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Treasury Institutional Fund
Actual	$1,000.00	$1,025.50	$0.92	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,026.40	$0.92	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,016.20	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2023 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.42%
Seven-day effective yield after fee waivers[1]	5.57
Seven-day current yield before fee waivers[1]	5.42
Seven-day effective yield before fee waivers[1]	5.57
Weighted average maturity[2]	33 days

UBS Select Prime Series II Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.35%
Seven-day effective yield after fee waivers[1]	5.49
Seven-day current yield before fee waivers[1]	5.35
Seven-day effective yield before fee waivers[1]	5.49
Weighted average maturity[2]	15 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund under certain circumstances. An investment in UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select Prime Series II Institutional Fund’s sponsor is not required to reimburse UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund for losses, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select Prime Series II Institutional Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2023 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.26%
Seven-day effective yield after fee waivers[1]	5.39
Seven-day current yield before fee waivers[1]	5.26
Seven-day effective yield before fee waivers[1]	5.39
Weighted average maturity[2]	25 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.24%
Seven-day effective yield after fee waivers[1]	5.38
Seven-day current yield before fee waivers[1]	5.24
Seven-day effective yield before fee waivers[1]	5.38
Weighted average maturity[2]	25 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor is not required to reimburse UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund for losses, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2023 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	5.42%
Seven-day effective yield after fee waivers[1]	5.57
Seven-day current yield before fee waivers[1]	5.42
Seven-day effective yield before fee waivers[1]	5.57
Weighted average maturity[2]	34 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.78%
Seven-day effective yield after fee waivers[1]	3.86
Seven-day current yield before fee waivers[1]	3.78
Seven-day effective yield before fee waivers[1]	3.86
Weighted average maturity[2]	7 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund under certain circumstances. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor is not required to reimburse UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund for losses, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

8

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2023 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select Prime Series II Institutional Fund	UBS Select Government Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,367,239,153	$1,046,098,540	$6,497,990,842
Investments in Master Fund, at value	9,367,037,584	1,046,033,125	6,497,990,842
Other assets	—	806	806
Total assets	9,367,037,584	1,046,033,931	6,497,991,648

Liabilities:
Dividends payable to shareholders	41,928,582	4,646,591	28,533,957
Payable to affiliate	590,459	60,358	343,295
Accrued expenses and other liabilities	18,207	—	—
Total liabilities	42,537,248	4,706,949	28,877,252
Net assets	$9,324,500,336	$1,041,326,982	$6,469,114,396
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	9,324,732,548	1,041,398,635	6,469,114,660
Distributable earnings (accumulated losses)	(232,212)	(71,653)	(264)
Net assets	$9,324,500,336	$1,041,326,982	$6,469,114,396
Shares outstanding	9,323,182,975	1,041,080,650	6,469,124,374
Net asset value per share	$1.0001	$1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2023 (unaudited)

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$14,512,652,164	$6,507,129,650	$560,023,597
Investments in Master Fund, at value	14,512,652,164	6,507,129,650	560,023,597
Total assets	14,512,652,164	6,507,129,650	560,023,597

Liabilities:
Dividends payable to shareholders	62,968,533	29,072,063	1,596,350
Payable to affiliate	847,610	410,516	8,115
Accrued expenses and other liabilities	15,563	15,157	14,832
Total liabilities	63,831,706	29,497,736	1,619,297
Net assets	$14,448,820,458	$6,477,631,914	$558,404,300
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	14,448,591,645	6,477,656,437	558,404,102
Distributable earnings (accumulated losses)	228,813	(24,523)	198
Net assets	$14,448,820,458	$6,477,631,914	$558,404,300
Shares outstanding	14,448,591,962	6,477,656,420	558,404,359
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

10

UBS Institutional/Reserves Funds

Statement of operations

For the year ended October 31, 2023

	UBS Select Prime Institutional Fund	UBS Select Prime Series II Institutional Fund	UBS Select Government Institutional Fund
Investment income:
Interest income allocated from Master Fund	$229,812,990	$28,616,784	$162,128,228
Expenses allocated from Master Fund	(4,214,756)	(528,811)	(3,064,651)
Net investment income allocated from Master Fund	225,598,234	28,087,973	159,063,577
Expenses:
Administration fees	3,340,659	411,271	2,426,890
Trustees’ fees	23,886	10,856	19,631
Net expenses	3,364,545	422,127	2,446,521
Net investment income (loss)	222,233,689	27,665,846	156,617,056
Net realized gain (loss) allocated from Master Fund	—	—	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	460,942	14,872	—
Net increase (decrease) in net assets resulting from operations	$222,694,631	$27,680,718	$156,617,056

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Institutional/Reserves Funds

Statement of operations

For the year ended October 31, 2023

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Investment income:
Interest income allocated from Master Fund	$370,628,789	$164,527,708	$9,569,465
Expenses allocated from Master Fund	(6,999,264)	(3,020,751)	(279,398)
Net investment income allocated from Master Fund	363,629,525	161,506,957	9,290,067
Expenses:
Administration fees	5,576,959	2,391,589	213,220
Trustees’ fees	33,596	19,660	10,003
Net expenses	5,610,555	2,411,249	223,223
Net investment income (loss)	358,018,970	159,095,708	9,066,844
Net realized gain (loss) allocated from Master Fund	—	—	9
Net change in unrealized appreciation (depreciation) allocated from Master Fund	—	—	—
Net increase (decrease) in net assets resulting from operations	$358,018,970	$159,095,708	$9,066,853

See accompanying notes to financial statements and the attached Master Trust financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2023 (unaudited)

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$222,233,689	$184,698,341
Net realized gain (loss) allocated from Master Fund	—	(33,272)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	460,942	507,431
Net increase (decrease) in net assets resulting from operations	222,694,631	185,172,500
Total distributions	(222,230,576)	(184,698,832)
Net increase (decrease) in net assets from beneficial interest transactions	1,899,393,752	4,643,458,523
Net increase (decrease) in net assets	1,899,857,807	4,643,932,191
Net assets:

Beginning of period	7,424,642,529	2,780,710,338
End of period	$9,324,500,336	$7,424,642,529

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2023 (unaudited)

	UBS Select Prime Series II Institutional Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$27,665,846	$26,468,580
Net realized gain (loss) allocated from Master Fund	—	(4,598)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	14,872	(50,599)
Net increase (decrease) in net assets resulting from operations	27,680,718	26,413,383
Total distributions	(27,665,846)	(26,468,580)
Net increase (decrease) in net assets from beneficial interest transactions	(22,936,999)	919,520,214
Net increase (decrease) in net assets	(22,922,127)	919,465,017
Net assets:

Beginning of period	1,064,249,109	144,784,092
End of period	$1,041,326,982	$1,064,249,109

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2023 (unaudited)

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$156,617,056	$122,303,466
Net realized gain (loss) allocated from Master Fund	—	—
Net increase (decrease) in net assets resulting from operations	156,617,056	122,303,466
Total distributions	(156,617,056)	(122,303,466)
Net increase (decrease) in net assets from beneficial interest transactions	701,991,067	4,083,885,835
Net increase (decrease) in net assets	701,991,067	4,083,885,835
Net assets:

Beginning of period	5,767,123,329	1,683,237,494
End of period	$6,469,114,396	$5,767,123,329

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2023 (unaudited)

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$358,018,970	$293,967,577
Net realized gain (loss) allocated from Master Fund	—	231,592
Net increase (decrease) in net assets resulting from operations	358,018,970	294,199,169
Total distributions	(358,018,970)	(293,967,577)
Net increase (decrease) in net assets from beneficial interest transactions	329,246,414	6,526,477,344
Net increase (decrease) in net assets	329,246,414	6,526,708,936
Net assets:

Beginning of period	14,119,574,044	7,592,865,108
End of period	$14,448,820,458	$14,119,574,044

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2023 (unaudited)

	UBS Prime Reserves Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$159,095,708	$127,101,712
Net realized gain (loss) allocated from Master Fund	—	(24,553)
Net increase (decrease) in net assets resulting from operations	159,095,708	127,077,159
Total distributions	(159,095,708)	(127,101,711)
Net increase (decrease) in net assets from beneficial interest transactions	1,070,151,388	4,371,386,911
Net increase (decrease) in net assets	1,070,151,388	4,371,362,359
Net assets:

Beginning of period	5,407,480,526	1,036,118,167
End of period	$6,477,631,914	$5,407,480,526

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2023 (unaudited)

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$9,066,844	$10,479,702
Net realized gain (loss) allocated from Master Fund	9	22
Net increase (decrease) in net assets resulting from operations	9,066,853	10,479,724
Total distributions	(9,066,844)	(10,479,785)
Net increase (decrease) in net assets from beneficial interest transactions	(32,171,069)	(42,137,199)
Net increase (decrease) in net assets	(32,171,060)	(42,137,260)
Net assets:

Beginning of period	590,575,360	632,712,620
End of period	$558,404,300	$590,575,360

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0001	$0.9999	$1.0003	$1.0005	$1.0001	$1.0001
Net investment income (loss)	0.0265	0.0314	0.0004	0.0009	0.0182	0.0222
Net realized and unrealized gain (loss)	—	0.0002	(0.0004)	(0.0002)	0.0004	0.0000 [1]
Net increase (decrease) from operations	0.0265	0.0316	0.0000 [1]	0.0007	0.0186	0.0222
Dividends from net investment income	(0.0265)	(0.0314)	(0.0004)	(0.0009)	(0.0182)	(0.0222)
Distributions from net realized gains	—	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0265)	(0.0314)	(0.0004)	(0.0009)	(0.0182)	(0.0222)
Net asset value, end of period	$1.0001	$1.0001	$0.9999	$1.0003	$1.0005	$1.0001
Total investment return[2]	2.64%	3.14%	0.00%	0.07%	1.88%	2.24%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.16%	0.18%	0.18%	0.16%
Net investment income (loss)[3]	5.28%[4]	3.60%	0.03%	0.11%	1.83%	2.26%
Supplemental data:
Net assets, end of period (000’s)	$9,324,500	$7,424,643	$2,780,710	$5,193,492	$9,334,162	$9,780,634

[1]	Amount represents less than $0.00005 or $(0.00005) per share
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Prime Series II Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$1.0002	$1.0002	$1.0005	$1.0008	$1.0000
Net investment income (loss)	0.0264	0.0317	0.0007	0.0014	0.0036
Net realized and unrealized gain (loss)	—	(0.0000)[2]	(0.0003)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0264	0.0317	0.0004	0.0011	0.0044
Dividends from net investment income	(0.0264)	(0.0317)	(0.0007)	(0.0014)	(0.0036)
Distributions from net realized gains	—	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0264)	(0.0317)	(0.0007)	(0.0014)	(0.0036)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0005	$1.0008
Total investment return[3]	2.62%	3.15%	0.05%	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.17%	0.08%	0.08%	0.08%[5]
Net investment income (loss)[4]	5.24%[5]	3.76%	0.07%	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,041,327	$1,064,249	$144,784	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.000	$1.000
Net investment income (loss)	0.026	0.030	0.000 [1]	0.000 [1]	0.016	0.020
Net realized and unrealized gain (loss)	—	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.030	0.000 [1]	0.000 [1]	0.016	0.020
Dividends from net investment income	(0.026)	(0.030)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.026)	(0.030)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.56%	2.98%	0.02%	0.04%	1.66%	2.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.12%	0.07%	0.15%	0.18%	0.18%
Net investment income (loss)[3]	5.12%[4]	3.65%	0.02%	0.04%	1.46%	2.03%
Supplemental data:
Net assets, end of period (000’s)	$6,469,114	$5,767,123	$1,683,237	$2,825,954	$5,817,145	$2,123,329

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.029	0.000 [1]	0.000 [1]	0.016	0.020
Net realized and unrealized gain (loss)	—	(0.000)[1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.029	0.000 [1]	0.000 [1]	0.016	0.020
Dividends from net investment income	(0.026)	(0.029)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.026)	(0.029)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.55%	2.91%	0.03%	0.04%	1.62%	2.02%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.07%	0.13%	0.18%	0.18%
Net investment income (loss)[3]	5.10%[4]	3.19%	0.03%	0.05%	1.47%	2.02%
Supplemental data:
Net assets, end of period (000’s)	$14,448,820	$14,119,574	$7,592,865	$10,472,327	$13,354,479	$6,934,537

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.027	0.031	0.000 [1]	0.001	0.018	0.022
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	—
Net increase (decrease) from operations	0.027	0.031	0.000 [1]	0.001	0.018	0.022
Dividends from net investment income	(0.027)	(0.031)	(0.000)[1]	(0.001)	(0.018)	(0.022)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.027)	(0.031)	(0.000)[1]	(0.001)	(0.018)	(0.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.64%	3.11%	0.04%	0.10%	1.82%	2.19%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.15%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	5.28%[4]	3.78%	0.03%	0.12%	1.77%	2.20%
Supplemental data:
Net assets, end of period (000’s)	$6,477,632	$5,407,481	$1,036,118	$2,021,456	$3,830,044	$2,799,959

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

23

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.016	0.018	0.000 [1]	0.000 [1]	0.011	0.013
Net realized and unrealized gain (loss)	—	(0.000)[1]	—	—	—	—
Net increase (decrease) from operations	0.016	0.018	0.000 [1]	0.000 [1]	0.011	0.013
Dividends from net investment income	(0.016)	(0.018)	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)
Distributions from net realized gains	—	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.016)	(0.018)	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.62%	1.72%	0.04%	0.01%	1.15%	1.30%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.06%	0.12%	0.18%	0.18%
Net investment income (loss)[3]	3.25%[4]	1.73%	0.04%	0.01%	1.13%	1.29%
Supplemental data:
Net assets, end of period (000’s)	$558,404	$590,575	$632,713	$673,846	$1,973,068	$1,677,875

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

24

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Prime Series II Institutional Fund (“Prime Series II Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with seventeen series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Prime Series II Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Prime Series II Institutional Fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves Fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (57.06% for Prime Institutional Fund, 30.71% for Prime Series II Institutional Fund, 34.56% for Government Institutional Fund, 40.77% for Treasury Institutional Fund, 55.33% for Prime Reserves Fund, and 52.72% for Tax-Free Reserves Fund at October 31, 2023.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

25

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and Prime Series II Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and Prime Series II Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime Institutional Fund, Prime Series II Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund. For the period ended October 31, 2023, Prime Institutional Fund, Prime Series II Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

26

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Prime Series II Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2023, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Prime Institutional Fund	$590,459
Prime Series II Institutional Fund	60,358
Government Institutional Fund	343,295
Treasury Institutional Fund	847,610
Prime Reserves Fund	410,516
Tax-Free Reserves Fund	8,115

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its administration fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At October 31, 2023, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

Pursuant to an Agreement and Plan of Reorganization effective at January 20, 2023, details of which were previously disclosed in the annual report as of April 30, 2023, each Fund assumed all of the accrued expense liabilities of the funds that were acquired. As of October 31, 2023, these remaining balances are still reflected on the statement of assets and liabilities.

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2023, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

27

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2023 and April 30, 2023 were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2023		For the year ended April 30, 2023
	Shares	Amount	Shares	Amount
Shares sold	6,829,334,581	$6,830,332,520	13,783,612,753	$13,785,235,487
Shares repurchased	(5,126,340,683)	(5,127,100,037)	(9,285,215,972)	(9,286,337,079)
Dividends reinvested	196,134,626	196,161,269	144,538,696	144,560,115
Net increase (decrease)	1,899,128,524	$1,899,393,752	4,642,935,477	$4,643,458,523

Prime Series II Institutional Fund

	For the six months ended October 31, 2023		For the year ended April 30, 2023
	Shares	Amount	Shares	Amount
Shares sold	727,986,464	$728,185,689	2,209,351,688	$2,209,980,465
Shares repurchased	(776,545,407)	(776,757,755)	(1,310,706,303)	(1,311,074,340)
Dividends reinvested	25,628,635	25,635,067	20,607,521	20,614,089
Net increase (decrease)	(22,930,308)	$(22,936,999)	919,252,906	$919,520,214

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund
	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	$7,095,655,991	$19,356,432,665
Shares repurchased	(6,528,293,336)	(15,353,396,193)
Dividends reinvested	134,628,412	80,849,363
Net increase (decrease) in beneficial interest	$701,991,067	$4,083,885,835

Treasury Institutional Fund
	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	$19,613,009,712	$42,977,805,928
Shares repurchased	(19,593,889,345)	(36,658,383,872)
Dividends reinvested	310,126,047	207,055,288
Net increase (decrease) in beneficial interest	$329,246,414	$6,526,477,344

28

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Prime Reserves Fund
	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	$4,953,731,285	$10,413,568,805
Shares repurchased	(4,027,013,532)	(6,142,444,025)
Dividends reinvested	143,433,635	100,262,131
Net increase (decrease) in beneficial interest	$1,070,151,388	$4,371,386,911

Tax-Free Reserves Fund
	For the six months ended October 31, 2023	For the year ended April 30, 2023
Shares sold	$314,531,412	$1,102,126,859
Shares repurchased	(354,409,671)	(1,152,362,440)
Dividends reinvested	7,707,190	8,098,382
Net increase (decrease) in beneficial interest	$(32,171,069)	$(42,137,199)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2023 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Institutional Fund	$—	$184,698,832	$—
Prime Series II Institutional Fund	—	26,468,580	—
Government Institutional Fund	—	122,303,466	—
Treasury Institutional Fund	—	293,967,577	—
Prime Reserves Fund	—	127,101,711	—
Tax-Free Reserves Fund	10,479,712	22	51

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2024 (or earlier with respect to Prime Series II Institutional Fund which is expected to liquidate in February 2024).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

29

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2023, and since inception for Prime Series II Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent Event

Effective December 18, 2023, the names, investment objectives and policies of following funds changed: (1) “ESG Prime Master Fund” became “Prime Series II Master Fund” ; (2) “UBS Select ESG Prime Institutional Fund,” a feeder of the preceding named master fund became “UBS Select Prime Series II Institutional Fund”; and (3) “UBS Select ESG Prime Preferred Fund,” also a feeder of the preceding named master fund became “UBS Select Prime Series II Preferred Fund. Each of these three funds is expected to undergo a reorganization on or about February 23, 2024, and be liquidated. Please see the prospectus/offering document supplements dated October 6, 2023, as filed with the SEC for further information regarding these changes.

30

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—Prime Series II Master Fund (the master fund in which UBS Select Prime Series II Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

Master Trust

Semiannual Report  |  October 31, 2023

Includes:

•	Prime Master Fund
•	Prime Series II Master Fund (formerly known as ESG Prime Master Fund)
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2023	Ending account value October 31, 2023	Expenses paid during period 05/01/23 to 10/31/23[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,027.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime Series II Master Fund
Actual	$1,000.00	$1,027.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10
Tax-Free Master Fund
Actual	$1,000.00	$1,016.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]
United States	59.1%
Canada	8.2
Sweden	7.4
Japan	7.1
Singapore	5.6
Total	87.4%

Portfolio composition[2]
Commercial paper	43.6%
Repurchase agreements	42.5
Certificates of deposit	10.3
Time deposits	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Prime Series II Master Fund

Characteristics
Weighted average maturity[1]	15 days

Top five issuer breakdown by country or territory of origin[2]
United States	58.8%
Canada	8.1
Japan	5.7
Sweden	4.1
Norway	3.8
Total	80.5%

Portfolio composition[2]
Commercial paper	45.1%
Repurchase agreements	44.1
Time deposits	6.5
Certificates of deposit	4.1
Other assets in excess of liabilities	0.2
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Series II Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Series II Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	54.7%
U.S. Treasury obligations	34.5
U.S. government agency obligations	12.7
Liabilities in excess of other assets	(1.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	64.3%
U.S. Treasury obligations	37.7
Liabilities in excess of other assets	(2.0)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	34 days

Top five issuer breakdown by country or territory of origin[2]
United States	52.6%
Canada	8.2
Sweden	7.3
Japan	7.1
Singapore	5.7
Total	80.9%

Portfolio composition[2]
Commercial paper	51.2%
Repurchase agreements	32.4
Certificates of deposit	10.0
Time deposits	6.3
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.7%
Tax-exempt commercial paper	8.9
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.6%
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	$65,000,000	$65,089,386
Canadian Imperial Bank of Commerce
5.830%, due 05/13/24	88,000,000	88,005,356
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	65,000,000	65,065,105
MUFG Bank Ltd. 5.810%, due 03/14/24	81,000,000	81,009,091
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	59,000,000	59,005,267
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	65,000,000	65,048,587
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	66,000,000	66,045,896
5.900%, due 07/15/24	82,000,000	82,013,941
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	62,000,000	62,003,029
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	71,000,000	71,032,968
Royal Bank of Canada
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	66,000,000	66,091,046
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	68,000,000	68,027,065
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	82,000,000	82,006,152
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	67,000,000	67,019,341
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	64,000,000	64,016,605
5.840%, due 04/16/24	87,000,000	87,008,648
Sumitomo Mitsui Trust Bank Ltd.
5.600%, due 11/27/23	52,000,000	52,006,113
5.700%, due 01/22/24	81,000,000	80,998,639
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	65,000,000	65,022,534
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	65,000,000	65,035,404
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	68,000,000	68,047,686
Swedbank AB 5.800%, due 04/16/24	54,000,000	54,007,876
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	53,000,000	53,035,255

		1,576,640,990

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
5.750%, due 04/15/24	29,000,000	29,000,000

	Face amount	Value

Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
5.900%, due 07/03/24	$80,000,000	$80,000,000

		109,000,000
Total Certificates of deposit (cost—$1,684,999,898)		1,685,640,990

Commercial paper—43.6%
Asset-backed-miscellaneous—14.2%
Antalis S.A
5.400%, due 11/27/23[2]	29,930,000	29,809,547
5.590%, due 11/07/23[2]	26,000,000	25,973,003
5.610%, due 01/03/24[2]	19,620,000	19,428,439
5.610%, due 01/08/24[2]	24,450,000	24,191,928
Barton Capital SA
5.540%, due 01/16/24[2]	50,000,000	49,410,487
5.560%, due 01/29/24[2]	50,000,000	49,305,000
5.600%, due 02/02/24[2]	25,000,000	24,636,708
5.650%, due 04/10/24[2]	30,000,000	29,239,950
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	51,000,000	51,000,000
Cabot Trail Funding LLC
5.310%, due 11/01/23[2]	20,000,000	19,997,048
5.550%, due 02/28/24[2]	49,000,000	48,082,067
Chariot Funding LLC 5.490%, due 11/01/23[2]	76,000,000	75,988,763
Gotham Funding Corp.
5.530%, due 01/04/24[2]	25,000,000	24,751,811
5.530%, due 01/08/24[2]	36,000,000	35,620,155
5.530%, due 01/10/24[2]	21,000,000	20,771,863
5.540%, due 01/04/24[2]	50,000,000	49,503,623
5.550%, due 01/22/24[2]	51,000,000	50,349,960
5.600%, due 02/01/24[2]	59,000,000	58,155,002
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	31,725,000	31,131,743
5.600%, due 02/29/24[2]	8,000,000	7,849,153
5.600%, due 03/04/24[2]	17,000,000	16,668,854
5.650%, due 04/15/24[2]	71,000,000	69,147,619
LMA-Americas LLC
5.500%, due 11/01/23[2]	44,000,000	43,993,458
5.540%, due 12/11/23[2]	25,000,000	24,844,380
5.550%, due 02/14/24[2]	50,000,000	49,176,832
5.610%, due 03/06/24[2]	26,000,000	25,485,224
5.620%, due 03/05/24[2]	27,000,000	26,469,666
5.630%, due 04/03/24[2]	24,000,000	23,419,353
5.640%, due 03/07/24[2]	27,000,000	26,461,184
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	43,000,000	42,961,730
Nieuw Amsterdam Receivables Corp. BV 5.510%, due 01/10/24[2]	85,000,000	84,083,574
Old Line Funding LLC
5.540%, due 12/20/23[2]	23,000,000	22,826,567
5.550%, due 12/15/23[2]	25,000,000	24,830,417
5.560%, due 02/21/24	35,000,000	34,394,578
5.610%, due 03/25/24	33,000,000	32,254,338
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	29,000,000	29,003,997

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	$17,000,000	$17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	24,000,000	24,000,000
Sheffield Receivables Co. LLC
5.450%, due 12/06/23[2]	65,000,000	64,645,620
5.480%, due 11/07/23[2]	37,000,000	36,961,582
5.480%, due 11/20/23[2]	70,000,000	69,790,129
5.500%, due 12/22/23[2]	61,000,000	60,514,860
5.560%, due 02/08/24[2]	48,000,000	47,258,222
5.560%, due 02/09/24[2]	70,000,000	68,907,161
Thunder Bay Funding LLC
5.540%, due 12/20/23[2]	20,000,000	19,849,189
5.550%, due 12/18/23	22,000,000	21,840,592
5.610%, due 03/25/24	23,000,000	22,480,296
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	48,000,000	48,009,182
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	34,000,000	34,000,000
Versailles Commercial Paper LLC
5.550%, due 01/08/24	58,000,000	57,387,583
Secured Overnight Financing Rate + 0.280%, 5.590%, due 11/01/231,[2]	48,000,000	48,000,000
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/231,[2]	51,000,000	51,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	26,000,000	25,859,600
5.500%, due 11/09/23[2]	70,000,000	69,906,418
5.500%, due 12/12/23[2]	59,000,000	58,627,611
5.530%, due 01/04/24[2]	17,000,000	16,831,232
5.540%, due 01/02/24[2]	15,000,000	14,855,756
5.600%, due 02/01/24[2]	73,000,000	71,954,494
5.620%, due 03/01/24[2]	84,851,000	83,239,950

		2,334,137,498

Banking-non-U.S.—27.1%
Australia & New Zealand Banking Group Ltd.
5.620%, due 05/10/24[2]	84,000,000	81,484,032
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.550%, 5.860%, due 11/01/23[1,2]	67,000,000	67,000,000
Bank of Montreal 5.550%, due 12/18/23	75,000,000	74,456,600
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	60,000,000	60,003,778
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	70,000,000	70,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	25,000,000	24,512,673
Barclays Bank PLC
5.510%, due 12/06/23	17,000,000	16,907,826
5.575%, due 01/18/24	79,000,000	78,043,856

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
5.580%, due 01/29/24	$80,000,000	$78,894,000
5.650%, due 03/05/24	79,000,000	77,453,314
5.670%, due 03/11/24	81,000,000	79,335,434
BPCE S.A. 5.585%, due 03/04/24[2]	76,000,000	74,513,954
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	35,000,000	35,021,520
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	76,000,000	76,056,473
DBS Bank Ltd.
5.510%, due 01/18/24[2]	85,000,000	83,973,973
5.610%, due 04/04/24[2]	58,000,000	56,582,078
Erste Finance Delaware LLC 5.330%, due 11/07/23[2]	175,000,000	174,818,292
Federation des Caisses Desjardins du Quebec
5.390%, due 11/20/23[2]	30,000,000	29,910,794
5.450%, due 12/12/23[2]	60,000,000	59,619,620
5.500%, due 11/02/23[2]	49,000,000	48,985,529
5.500%, due 12/15/23[2]	35,000,000	34,762,000
5.500%, due 01/05/24[2]	40,000,000	39,598,280
5.600%, due 01/12/24[2]	50,000,000	49,443,646
5.610%, due 03/07/24[2]	80,000,000	78,416,384
Mitsubishi UFJ Trust & Banking Corp. 5.640%, due 04/09/24[2]	84,000,000	81,911,719
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	79,000,000	78,158,577
5.605%, due 02/29/24[2]	78,000,000	76,526,755
5.615%, due 02/05/24[2]	65,000,000	64,025,772
5.620%, due 01/22/24[2]	81,000,000	79,963,102
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	62,000,000	62,001,550
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1,2]	67,000,000	67,000,000
National Bank of Canada 5.590%, due 01/16/24[2]	70,000,000	69,181,069
Nordea Bank Abp
5.585%, due 02/12/24[2]	75,000,000	73,827,646
5.620%, due 04/04/24[2]	80,000,000	78,085,914
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	25,000,000	25,007,994
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	33,000,000	32,995,171
5.470%, due 11/15/23[2]	75,000,000	74,834,218
5.480%, due 12/06/23[2]	79,000,000	78,579,293
Secured Overnight Financing Rate + 0.360%, 5.670%, due 11/01/23[1,2]	43,000,000	43,000,000
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	56,000,000	55,983,502
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	41,000,000	41,000,000
5.620%, due 04/10/24[2]	84,000,000	81,870,424
5.630%, due 04/05/24[2]	32,000,000	31,213,819
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	66,000,000	66,000,000

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
5.530%, due 11/29/23[2]	$48,000,000	$47,793,022
5.580%, due 01/17/24[2]	85,000,000	83,974,818
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	62,000,000	62,000,000
5.580%, due 02/14/24[2]	45,000,000	44,280,110
5.600%, due 01/18/24[2]	73,000,000	72,141,577
5.620%, due 04/10/24[2]	38,000,000	37,038,159
Secured Overnight Financing Rate + 0.370%, 5.680%, due 11/01/23[1,2]	60,000,000	60,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	61,000,000	61,000,000
5.595%, due 03/01/24	76,000,000	74,600,031
5.640%, due 04/05/24	74,000,000	72,207,935
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1]	68,000,000	68,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	74,000,000	74,025,746
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1]	67,000,000	67,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	69,000,000	69,003,312
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	60,000,000	60,003,753
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	73,000,000	72,978,442
5.470%, due 11/16/23[2]	75,000,000	74,821,811
5.510%, due 01/23/24[2]	83,000,000	81,917,016
5.600%, due 02/13/24[2]	83,000,000	81,632,955
5.650%, due 04/16/24[2]	39,000,000	37,975,559
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	75,000,000	75,009,799
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	30,000,000	30,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	42,000,000	42,000,000

		4,441,364,626

Banking-U.S.—2.3%
Bedford Row Funding Corp. 5.650%, due 04/22/24[2]	29,000,000	28,217,309
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	70,000,000	70,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	25,000,000	25,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Podium Funding Trust
5.500%, due 11/14/23	$26,000,000	$25,945,984
5.560%, due 01/04/24	39,000,000	38,616,581
5.640%, due 04/08/24	30,000,000	29,245,600
5.650%, due 04/18/24	63,000,000	61,310,498
Secured Overnight Financing Rate + 0.430%, 5.740%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	41,000,000	41,000,000

		377,335,972
Total commercial paper (cost—$7,153,034,438)		7,152,838,096

Time deposits—3.5%
Banking-non-U.S.—3.5%
ABN AMRO Bank N.V. 5.310%, due 11/01/23	115,000,000	115,000,000
Credit Agricole Corporate & Investment Bank S.A. 5.300%, due 11/01/23	273,000,000	273,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	185,000,000	185,000,000
Total time deposits (cost—$573,000,000)		573,000,000

Repurchase agreements—42.5%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by $8,561,303 Federal National Mortgage Association obligations, 2.000% due 01/01/51 to 02/01/51 (value—$4,998,000); proceeds: $4,900,721	4,900,000	4,900,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 12/05/23, collateralized by $54,396,024 various asset-backed convertible bonds, zero coupon to 6.000% due 08/15/25 to 08/25/62; (value—$55,003,252); proceeds: $52,620,972[3]	50,000,000	50,000,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.550% due 11/07/23, collateralized by $43,001,000 various asset-backed convertible bonds, zero coupon to 6.500% due 02/01/24 to 06/15/72; (value—$59,112,283); proceeds: $56,780,550[3]	54,000,000	54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 01/29/24, collateralized by $18,125,387,094 various asset-backed convertible bonds, zero coupon to 9.750% due 06/15/25 to 07/16/60; (value—$64,159,583); proceeds: $62,645,850[3]	60,000,000	60,000,000

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 05/15/23 with J.P. Morgan Securities LLC, 5.550% due 11/07/23, collateralized by $147,912,451 various asset-backed convertible bonds, 3.450% to 17.500% due 11/01/23 to 12/31/79; (value—$81,000,001); proceeds: $76,954,063[3]	$75,000,000	$75,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $219,950,236 various asset-backed convertible bonds, zero coupon to 12.000% due 11/15/23 to 12/31/99 and 100 shares of various equity securities; (value—$186,736,395); proceeds: $175,841,604[3]	175,000,000	175,000,000
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.450% due 11/01/23, collateralized by $200,719,501 various asset-backed convertible bonds, zero coupon to 9.00% due 12/15/23 to 12/31/99 and 35,512,000 shares of various equity securities; (value—$191,488,474); proceeds: $175,026,493	175,000,000	175,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 10/15/24, collateralized by $210,747,600 U.S. Treasury Inflation Index Note, 0.125% due 10/15/24; (value—$244,800,046); proceeds: $240.035.333	240,000,000	240,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.300% due 11/01/23, collateralized by $1,475,410,609 Government National Mortgage Association obligations, 2.500% to 5.500% due 08/20/42 to 06/20/53; (value—$408,000,000); proceeds: $400,058,889	400,000,000	400,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $8,643,900 U.S. Treasury Bond, 3.000% due 05/15/47, $4,449,400 U.S. Treasury Inflation Index Bond, 2.375% due 01/15/25, $446,736,600 U.S. Treasury Inflation Index Note, 0.625% due 01/15/26, $5,557,428,200 U.S. Treasury Notes, 1.250% to 1.625% due 08/31/24 to 02/15/26; (value—$5,750,846,586); proceeds: $5,750,846,528	$5,750,000,000	$5,750,000,000
Total repurchase agreements (cost—$6,983,900,000)		6,983,900,000
Total investments (cost—$16,394,934,336 which approximates cost for federal income tax purposes)—99.9%		16,395,379,086

Other assets in excess of liabilities—0.1%		20,279,395
Net assets—100.0%		$16,415,658,481

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Time deposits	$—	$573,000,000	$—	$573,000,000
Certificates of deposit	—	1,685,640,990	—	1,685,640,990
Commercial paper	—	7,152,838,096	—	7,152,838,096
Repurchase agreements	—	6,983,900,000	—	6,983,900,000
Total	$—	$16,395,379,086	$—	$16,395,379,086

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,858,924,631, represented 35.7% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—4.1%
Banking-non-U.S.—4.1%
MUFG Bank Ltd. 5.810%, due 03/14/24	$18,000,000	$18,002,020
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	18,000,000	18,001,607
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	18,000,000	18,000,879
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	17,000,000	17,006,766
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	19,000,000	19,005,485
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	16,000,000	16,004,151
Sumitomo Mitsui Trust Bank Ltd.
5.700%, due 01/22/24	13,000,000	12,999,782
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	19,000,000	19,006,587

		138,027,277
Total Certificates of deposit (cost—$138,000,000)		138,027,277

Commercial paper—45.1%
Asset-backed-miscellaneous—10.8%
Antalis SA
5.400%, due 11/27/23[2]	10,000,000	9,959,755
5.590%, due 11/07/23[2]	7,000,000	6,992,732
Barton Capital SA
5.320%, due 11/01/23[2]	15,000,000	14,997,782
5.350%, due 11/15/23[2]	20,000,000	19,955,417
5.500%, due 11/20/23[2]	50,000,000	49,850,509
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	12,000,000	12,000,000
Chariot Funding LLC 5.490%, due 11/01/23[2]	20,000,000	19,997,043
Gotham Funding Corp.
5.530%, due 01/04/24[2]	7,000,000	6,930,507
5.530%, due 01/10/24[2]	6,000,000	5,934,818
5.540%, due 01/04/24[2]	12,000,000	11,880,869
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	7,000,000	6,869,100
5.600%, due 02/29/24[2]	1,800,000	1,766,060
5.600%, due 03/04/24[2]	4,000,000	3,922,083
LMA-Americas LLC
5.500%, due 11/01/23[2]	11,000,000	10,998,364
5.540%, due 12/11/23[2]	7,000,000	6,956,426
5.610%, due 03/06/24[2]	6,000,000	5,881,206
5.620%, due 03/05/24[2]	6,000,000	5,882,148
5.640%, due 03/07/24[2]	6,000,000	5,880,263
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	11,000,000	10,990,210
Old Line Funding LLC
5.550%, due 12/15/23[2]	6,000,000	5,959,300
5.610%, due 03/25/24	10,000,000	9,774,042

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	$10,000,000	$10,001,378
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 5.500%, due 12/22/23[2]	20,000,000	19,840,938
Starbird Funding Corp. 5.310%, due 11/01/23[2]	25,000,000	24,996,304
Thunder Bay Funding LLC
5.550%, due 12/18/23	6,000,000	5,956,525
5.610%, due 03/25/24	7,000,000	6,841,829
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	9,000,000	9,000,000
Versailles Commercial Paper LLC
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/23[1,2]	13,000,000	13,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	6,000,000	5,967,600
5.500%, due 11/09/23[2]	20,000,000	19,973,262
5.530%, due 01/04/24[2]	4,000,000	3,960,290
5.540%, due 01/02/24[2]	4,221,000	4,180,410

		370,097,170

Banking-non-U.S.—33.5%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	12,000,000	12,000,000
Bank of Montreal 5.550%, due 12/18/23	18,000,000	17,869,584
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	18,000,000	18,001,133
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	20,000,000	20,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	6,000,000	5,883,041
Barclays Bank PLC
5.500%, due 11/21/23	21,000,000	20,934,463
5.510%, due 12/06/23	5,000,000	4,972,890
5.650%, due 03/05/24	18,000,000	17,647,591
5.670%, due 03/11/24	18,000,000	17,630,096
BPCE SA 5.585%, due 03/04/24[2]	18,000,000	17,648,042
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	10,000,000	10,006,149
DNB Bank ASA
5.250%, due 11/01/23[2]	80,000,000	79,988,294
5.250%, due 11/07/23[2]	50,000,000	49,948,910
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 11/01/23[2]	125,000,000	124,981,786

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Erste Finance Delaware LLC 5.330%, due 11/01/23[2]	$105,000,000	$104,984,475
Federation des Caisses Desjardins du Quebec
5.390%, due 11/03/23[2]	30,000,000	29,986,704
5.390%, due 11/20/23[2]	12,000,000	11,964,318
5.400%, due 11/20/23[2]	50,000,000	49,851,324
5.500%, due 12/15/23[2]	15,000,000	14,898,000
5.600%, due 01/12/24[2]	14,000,000	13,844,221
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	18,000,000	17,808,283
5.605%, due 02/29/24[2]	18,000,000	17,660,020
5.620%, due 01/22/24[2]	18,000,000	17,769,578
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	19,000,000	19,000,475
National Bank of Canada 5.590%, due 01/16/24[2]	20,000,000	19,766,020
Nordea Bank Abp
5.585%, due 02/12/24[2]	19,000,000	18,703,004
5.620%, due 04/04/24[2]	25,000,000	24,401,848
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	10,000,000	10,003,198
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	8,000,000	7,998,829
5.470%, due 11/15/23[2]	19,000,000	18,958,002
5.480%, due 12/06/23[2]	18,000,000	17,904,143
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	23,000,000	22,993,224
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	11,000,000	11,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.290%, due 11/07/23[2]	25,000,000	24,974,309
5.530%, due 11/29/23[2]	14,000,000	13,939,631
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	18,000,000	18,000,000
5.580%, due 02/14/24[2]	19,000,000	18,696,046
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	18,000,000	18,000,000
5.595%, due 03/01/24	18,000,000	17,668,428
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	19,000,000	19,006,610
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	19,000,000	19,000,912
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	18,000,000	18,001,126
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	19,000,000	18,994,389
5.470%, due 11/16/23[2]	19,000,000	18,954,859
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	18,000,000	18,002,352

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	$6,000,000	$6,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	11,000,000	11,000,000

		1,140,246,307

Banking-U.S.—0.8%
Podium Funding Trust
5.500%, due 11/14/23	6,000,000	5,987,535
5.560%, due 01/04/24	9,000,000	8,911,519
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	12,000,000	12,000,000

		26,899,054
Total commercial paper (cost—$1,537,317,368)		1,537,242,531

Time deposits—6.5%
Banking-non-U.S.—6.5%
Credit Agricole Corporate & Investment Bank SA 5.300%, due 11/01/23	116,000,000	116,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	105,000,000	105,000,000
Total time deposits (cost—$221,000,000)		221,000,000

Repurchase agreements—44.1%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 12/05/23, collateralized by $1,606,000 various asset-backed convertible bonds, 0.750% to 2.805% due 09/15/26 to 10/01/50; (value—$1,050,028); proceeds: $1,052,419[3]	1,000,000	1,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 01/29/24, collateralized by $24,914,147 various asset-backed convertible bonds, zero coupon to 6.000% due 12/01/39 to 07/01/62; (value—$21,116,473); proceeds: $20,881,950[3]	20,000,000	20,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $29,954,000 various asset-backed convertible bonds, 0.125% to 10.500% due 03/01/24 to 09/30/61; (value—$26,606,454); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by 516,102,000 U.S. Treasury Bonds, 1.875% to 4.375% due 02/15/41 to 11/15/51 and $832,803,100 U.S. Treasury Bond Principal Strips, zero coupon due 11/15/23 to 08/15/53; (value—$670,140,043); proceeds: $657,096,725	657,000,000	657,000,000

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $1,053,034,200 U.S. Treasury Bonds, 2.250% to 3.875% due 05/15/41 to 08/15/49 and $105,659,500 U.S. Treasury Notes, 3.125% due 08/31/29; (value—$816,000,016); proceeds: $800,118,444	$800,000,000	$800,000,000
Total repurchase agreements (cost—$1,503,000,000)		1,503,000,000
Total investments (cost—$3,399,317,368 which approximates cost for federal income tax purposes)—99.8%		3,399,269,808

Other assets in excess of liabilities—0.2%		6,672,957
Net assets—100.0%		$3,405,942,765

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$138,027,277	$—	$138,027,277
Commercial paper	—	1,537,242,531	—	1,537,242,531
Time deposits	—	221,000,000	—	221,000,000
Repurchase agreements	—	1,503,000,000	—	1,503,000,000
Total	$—	$3,399,269,808	$—	$3,399,269,808

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,348,158,378, represented 39.6% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—12.7%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 5.335%, due 11/01/23[1]	$40,000,000	$39,999,190
Secured Overnight Financing Rate + 0.060%, 5.370%, due 11/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.090%, 5.400%, due 11/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.105%, 5.415%, due 11/01/23[1]	104,500,000	104,500,000
Secured Overnight Financing Rate + 0.120%, 5.430%, due 11/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.130%, 5.440%, due 11/01/23[1]	150,500,000	150,500,000
Secured Overnight Financing Rate + 0.135%, 5.445%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 5.450%, due 11/01/23[1]	86,000,000	86,002,542
Secured Overnight Financing Rate + 0.150%, 5.460%, due 11/01/23[1]	109,000,000	109,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	156,000,000	156,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	263,000,000	263,000,000
Secured Overnight Financing Rate + 0.165%, 5.475%, due 11/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 5.480%, due 11/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	60,000,000	60,000,000
3 mo. Treasury money market yield + 0.160%, 5.558%, due 11/07/23[1]	40,000,000	40,000,000
Federal Home Loan Bank Discount Notes 5.340%, due 01/03/24[2]	100,000,000	99,065,500
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.055%, 5.365%, due 11/01/23[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.070%, 5.380%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 5.390%, due 11/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	252,000,000	252,000,000
Secured Overnight Financing Rate + 0.115%, 5.425%, due 11/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	142,000,000	142,000,000
Total U.S. government agency obligations (cost—$2,380,067,231)		2,380,067,232

	Face amount	Value
U.S. Treasury obligations—34.5%
U.S. Treasury Bills
5.417% due 11/16/23[3]	$181,000,000	$180,600,669
5.426% due 11/02/23[3]	177,000,000	176,974,040
5.436% due 11/09/23[3]	181,000,000	180,787,224
5.447% due 11/24/23[3]	184,000,000	183,376,956
5.455% due 12/21/23[3]	184,000,000	182,641,722
5.462% due 12/07/23[3]	186,000,000	185,011,409
5.462% due 12/14/23[3]	187,000,000	185,812,836
5.468% due 01/04/24[3]	194,000,000	192,156,569
5.469% due 12/05/23[3]	179,000,000	178,104,006
5.473% due 02/01/24[3]	194,000,000	191,388,678
5.475% due 12/19/23[3]	178,000,000	176,740,947
5.478% due 12/28/23[3]	181,000,000	179,472,510
5.480% due 12/12/23[3]	182,000,000	180,899,355
5.480% due 01/11/24[3]	200,000,000	197,893,667
5.488% due 11/30/23[3]	183,000,000	182,212,795
5.488% due 01/18/24[3]	194,000,000	191,755,421
5.501% due 01/02/24[3]	179,000,000	177,356,880
5.501% due 01/16/24[3]	186,000,000	183,907,087
5.506% due 01/09/24[3]	188,000,000	186,077,622
5.511% due 01/23/24[3]	183,000,000	180,746,965
5.517% due 01/30/24[3]	186,000,000	183,514,576
5.522% due 02/06/24[3]	195,000,000	192,189,021
5.522% due 03/07/24[3]	186,000,000	182,522,317
5.522% due 03/14/24[3]	187,000,000	183,310,906
5.522% due 03/21/24[3]	184,000,000	180,180,467
5.527% due 02/13/24[3]	201,000,000	197,890,530
5.527% due 02/20/24[3]	188,000,000	184,895,885
5.538% due 03/28/24[3]	181,000,000	177,045,049
5.543% due 04/11/24[3]	200,000,000	195,211,999
5.543% due 05/02/24[3]	194,000,000	188,782,261
5.559% due 04/18/24[3]	$194,000,000	$189,141,297
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[1]	226,000,000	225,947,236
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[1]	204,000,000	203,922,176
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[1]	338,000,000	338,082,860
Total U.S. Treasury obligations (cost—$6,496,553,939)		6,496,553,938

Repurchase agreements—54.7%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 12/05/23, collateralized by $5,286 Federal Home Loan Mortgage Corp., obligation 3.000% due 08/01/43 and $213,343,672 Federal National Mortgage Association obligations, 2.000% to 5.500% due 12/01/26 to 10/01/53; (value—$102,000,000); proceeds: $108,540,250[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 5.320% due 11/07/23, collateralized by $10,144,560 Federal Home Loan Mortgage Corp., obligation 2.400% due 11/01/37 and $266,882,059 Federal National Mortgage Association Obligations, 1.500% to 5.801% due 11/25/23 to 04/01/59; (value—$204,000,001); proceeds: $208,039,111[4]	$200,000,000	$200,000,000
Repurchase agreement dated 09/19/23 with Bank of America, 5.440% due 01/29/24, collateralized by $11,340,900 Federal Home Loan Mortgage Corp., obligations, 3.000% to 6.121% due 05/15/43 to 11/25/53, $1,462,181,054 Federal National Mortgage Association obligations, 2.000% to 3.000% due 10/25/50 to 07/25/52 and $1,036,752,297 Government National Mortgage Association obligations, 0.572% to 5.500% due 07/20/34 to 03/16/64; (value—$309,000,001); proceeds: $301,904,000[4]	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 11/01/23, collateralized by $3,994 Federal Home Loan Mortgage Corp., obligations 3.000% to 3.500% due 11/01/32 to 12/01/47, $527,136,342 Federal National Mortgage Association obligations, 2.000% to 6.000% due 05/01/25 to 09/01/53 and $53,813,808 Government National Mortgage Association obligations, 3.000% to 5.904% due 03/20/42 to 09/20/53; (value—$306,000,000); proceeds: $300,044,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with J.P. Morgan Securities LLC, 5.310% due 11/01/23, collateralized by $313,817,855 Federal Home Loan Mortgage Corp., obligations 2.500% to 8.000% due 05/01/27 to 08/01/49 and $1,113,121,533 Federal National Mortgage Association Obligations, 2.000% to 7.000% due 12/01/29 to 10/01/53; (value—$510,000,001); proceeds: $500,073,750	500,000,000	500,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $1,154,704,694 Federal Home Loan Mortgage Corp., obligations, 1.250% to 6.500% due 07/15/36 to 10/25/53, $648,917,280 Federal National Mortgage Association obligations, 2.000% to 5.885% due 07/25/24 to 05/01/53 and $452,338,599 Government National Mortgage obligations 2.000% to 7.500% due 01/20/37 to 08/20/53; (value—$510,000,000); proceeds: $500,073,611	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $3,685,000 U.S. Treasury Bond, 3.000% due 05/15/47, $2,315,100 U.S. Treasury Inflation Index Bond, 2.380% due 01/15/25 and $3,439,570,300 U.S. Treasury Notes, 1.250% to 4.500% due 08/31/24 to 05/15/27; (value—$3,440,506,497); proceeds: $3,440,506,444	3,440,000,000	3,440,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,639,472,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 10/15/24 to 01/15/25 and $3,145,808,200 U.S. Treasury Notes, 1.500% to 5.510% due 10/31/24 to 03/31/25; (value—$5,039,820,040); proceeds: $4,941,727,425	4,941,000,000	4,941,000,000
Total repurchase agreements (cost—$10,281,000,000)		10,281,000,000
Total investments (cost—$19,157,621,170 which approximates cost for federal income tax purposes)—101.9%		19,157,621,170

Liabilities in excess of other assets—(1.9)%		(356,524,862)
Net assets—100.0%		$18,801,096,308

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$2,380,067,232	$—	$2,380,067,232
U.S. Treasury obligations	—	6,496,553,938	—	6,496,553,938
Repurchase agreements	—	10,281,000,000	—	10,281,000,000
Total	$—	$19,157,621,170	$—	$19,157,621,170

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. Treasury obligations—37.7%
U.S. Treasury Bills
5.426% due 11/02/23[1]	$363,000,000	$362,946,760
5.436% due 11/09/23[1]	364,000,000	363,572,098
5.441% due 11/16/23[1]	365,000,000	364,194,719
5.447% due 11/24/23[1]	371,000,000	369,743,753
5.462% due 12/07/23[1]	369,000,000	367,038,765
5.462% due 12/14/23[1]	368,000,000	365,663,762
5.462% due 12/21/23[1]	367,000,000	364,290,826
5.469% due 12/05/23[1]	356,000,000	354,218,023
5.473% due 02/01/24[1]	359,000,000	354,167,709
5.475% due 12/19/23[1]	368,000,000	365,397,014
5.478% due 12/28/23[1]	358,000,000	354,978,777
5.480% due 12/12/23[1]	366,000,000	363,786,615
5.488% due 11/30/23[1]	375,000,000	373,386,875
5.488% due 01/11/24[1]	358,000,000	354,229,664
5.488% due 01/18/24[1]	359,000,000	354,846,371
5.493% due 01/04/24[1]	360,000,000	356,579,201
5.501% due 01/02/24[1]	372,000,000	368,585,247
5.501% due 01/16/24[1]	369,000,000	364,847,930
5.506% due 01/09/24[1]	373,000,000	369,185,919
5.511% due 01/23/24[1]	362,000,000	357,543,176
5.517% due 01/30/24[1]	358,000,000	353,216,226
5.522% due 02/06/24[1]	359,000,000	353,824,916
5.522% due 03/07/24[1]	369,000,000	362,100,726
5.522% due 03/14/24[1]	368,000,000	360,740,178
5.522% due 03/21/24[1]	367,000,000	359,381,693
5.527% due 02/13/24[1]	362,000,000	356,399,860
5.527% due 02/20/24[1]	363,000,000	357,006,416
5.538% due 03/28/24[1]	358,000,000	350,177,500
5.543% due 04/11/24[1]	358,000,000	349,429,479
5.543% due 05/02/24[1]	359,000,000	349,344,494
5.559% due 04/18/24[1]	359,000,000	350,008,895
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield – 0.075%, 5.307% due 11/01/23[2]	200,000,000	199,999,995
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[2]	935,000,000	934,804,172
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[2]	515,000,000	514,801,513
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[2]	601,000,000	601,143,039
Total U.S. Treasury obligations (cost—$13,401,582,306)		13,401,582,306

Repurchase agreements—64.3%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by $101,991,200 U.S. Treasury Notes, 1.250% due 12/31/26 (value—$91,800,034); proceeds: $90,013,250	90,000,000	90,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $130,757,000 U.S. Treasury Notes, 1.250% to 4.625% due 03/15/26 to 08/15/31 (value—$117,300,023); proceeds: $115,016,931	$115,000,000	$115,000,000
Repurchase agreement dated 09/21/23 with Barclays Bank PLC, 5.320% due 11/02/23, collateralized by $852,445,200 U.S. Treasury Bonds, 1.875% to 2.500% due 02/15/46 to 11/15/51 and $5,135,300 U.S. Treasury Notes, 0.875% due 09/30/26; (value—$510,000,083); proceeds: $503,103,333	500,000,000	500,000,000
Repurchase agreement dated 10/31/23 with Goldman Sachs & Co., 3.250% due 11/01/23, collateralized by $60,965,500 U.S. Treasury Bills, zero coupon due 04/04/24, $492,756,500 U.S. Treasury Bonds, 2.750% to 4.125% due 11/15/42 to 08/15/53, $79,941,100 U.S.Treasury Bond Principal STRIPs, zero coupon due 08/15/44, $78,789,485 U.S. Treasury Bond STRIPs, zero coupon due 02/15/31 and $56,629,400 U.S. Treasury Notes, 3.875% due 12/31/27; (value—$612,000,001); proceeds: $600,054,167	600,000,000	600,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $234,415,000 U.S. Treasury Bond Principal STRIPs, zero coupon due 08/15/25 to 11/15/48, $3,273,540,647 U.S. Treasury Bond STRIPs, zero coupon due 08/15/24 to 02/15/52, $1,388,367,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.625% due 01/15/25 to 02/15/53 and $852,995,200 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/25 to 01/15/32; (value—$4,253,400,060); proceeds: $4,170,617,392	4,170,000,000	4,170,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $1,803,300 U.S. Treasury Bonds, 3.000% due 05/15/47, $2,013,900 U.S. Treasury Inflation Index Bonds, 2.375% due 01/15/25, $292,557,700 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26 and $7,090,233,900 U.S. Treasury Notes, 0.375% to 4.000% due 02/28/25 to 05/15/27; (value—$7,001,030,561); proceeds: $7,001,030,556	7,000,000,000	7,000,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $230,295,800 U.S. Treasury Bills, zero coupon due 02/27/24 to 10/03/24 and $8,226,095,200 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/24 to 10/15/24; (value—$10,625,340,008); proceeds: $10,418,533,614	$10,417,000,000	$10,417,000,000
Total repurchase agreements (cost—$22,892,000,000)		22,892,000,000
Total investments (cost—$36,293,582,306 which approximates cost for federal income tax purposes)—102.0%		36,293,582,306

Liabilities in excess of other assets—(2.0)%		(696,922,029)
Net assets—100.0%		$35,596,660,277

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$13,401,582,306	$—	$13,401,582,306
Repurchase agreements	—	22,892,000,000	—	22,892,000,000
Total	$—	$36,293,582,306	$—	$36,293,582,306

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2023.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—8.2%
Canadian Imperial Bank of Commerce 5.830%, due 05/13/24	$63,000,000	$63,000,000
MUFG Bank Ltd. 5.810%, due 03/14/24	56,000,000	56,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	48,000,000	48,000,000
5.900%, due 07/15/24	58,000,000	58,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	51,000,000	51,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	46,000,000	46,000,000
5.840%, due 04/16/24	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.600%, due 11/27/23	53,000,000	53,000,000
5.700%, due 01/22/24	56,000,000	56,000,000
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	47,000,000	47,000,000
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	49,000,000	49,000,000
Swedbank AB 5.800%, due 04/16/24	41,000,000	41,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	40,000,000	40,000,000

		965,000,000

Banking-U.S.—1.8%
Cooperatieve Rabobank UA
5.750%, due 04/15/24	37,000,000	37,000,000
5.900%, due 07/03/24	57,000,000	57,000,000
KBC Bank NV
5.310%, due 11/03/23	75,000,000	75,000,000
5.330%, due 11/10/23	20,000,000	20,000,000
5.330%, due 11/13/23	25,000,000	25,000,000

		214,000,000
Total Certificates of deposit (cost—$1,179,000,000)		1,179,000,000

	Face amount	Value
Commercial paper—51.2%
Asset-backed-miscellaneous—14.1%
Antalis SA
5.400%, due 11/22/23[2]	$30,850,000	$30,752,822
5.400%, due 11/27/23[2]	36,000,000	35,859,600
5.590%, due 11/07/23[2]	18,000,000	17,983,230
5.610%, due 01/03/24[2]	13,000,000	12,872,372
5.610%, due 01/08/24[2]	17,000,000	16,819,857
Barton Capital SA
5.350%, due 11/15/23[2]	30,000,000	29,937,583
5.510%, due 01/03/24[2]	15,000,000	14,855,362
5.530%, due 01/08/24[2]	50,000,000	49,477,722
5.530%, due 01/10/24[2]	20,000,000	19,784,944
5.600%, due 02/02/24[2]	30,000,000	29,566,000
5.650%, due 04/10/24[2]	20,000,000	19,494,639
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	37,000,000	37,000,000
Cabot Trail Funding LLC
5.310%, due 11/01/23[2]	30,000,000	30,000,000
5.510%, due 01/11/24[2]	50,000,000	49,456,653
5.550%, due 02/28/24[2]	20,000,000	19,633,083
Chariot Funding LLC 5.490%, due 11/01/23[2]	54,000,000	54,000,000
Gotham Funding Corp.
5.530%, due 01/04/24[2]	18,000,000	17,823,040
5.530%, due 01/08/24[2]	27,000,000	26,717,970
5.530%, due 01/10/24[2]	15,000,000	14,838,708
5.540%, due 01/04/24[2]	35,000,000	34,655,289
5.550%, due 01/22/24[2]	34,000,000	33,570,183
5.600%, due 02/01/24[2]	41,000,000	40,413,244
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	21,750,000	21,347,383
5.600%, due 02/29/24[2]	6,000,000	5,888,000
5.600%, due 03/04/24[2]	12,000,000	11,768,533
5.650%, due 04/15/24[2]	49,000,000	47,723,414
LMA-Americas LLC
5.500%, due 11/01/23[2]	31,000,000	31,000,000
5.540%, due 12/11/23[2]	18,000,000	17,889,200
5.610%, due 03/06/24[2]	18,000,000	17,646,570
5.620%, due 03/05/24[2]	18,300,000	17,942,896
5.630%, due 04/03/24[2]	17,000,000	16,590,574
5.640%, due 03/07/24[2]	18,400,000	18,033,901
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	31,000,000	30,976,449
Nieuw Amsterdam Receivables Corp. BV 5.510%, due 01/10/24[2]	60,000,000	59,357,167
Old Line Funding LLC
5.540%, due 12/20/23[2]	17,000,000	16,871,811
5.550%, due 12/15/23[2]	19,000,000	18,871,117
5.560%, due 02/21/24	26,000,000	25,550,258
5.610%, due 03/25/24	25,000,000	24,435,104
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	17,000,000	17,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC
5.500%, due 12/22/23[2]	$50,000,000	$49,610,417
5.560%, due 02/08/24[2]	57,000,000	56,128,470
5.560%, due 02/09/24[2]	30,000,000	29,536,667
Thunder Bay Funding LLC
5.540%, due 12/20/23[2]	15,000,000	14,886,892
5.550%, due 12/18/23	16,000,000	15,884,067
5.610%, due 03/25/24	17,000,000	16,615,871
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	34,000,000	34,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
5.550%, due 01/08/24	42,000,000	41,559,700
Secured Overnight Financing Rate + 0.280%, 5.590%, due 11/01/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/23[1,2]	36,000,000	36,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	19,000,000	18,898,772
5.500%, due 11/09/23[2]	50,000,000	49,938,889
5.500%, due 12/12/23[2]	41,000,000	40,743,181
5.530%, due 01/04/24[2]	13,000,000	12,872,196
5.540%, due 01/02/24[2]	10,000,000	9,904,589
5.600%, due 02/01/24[2]	51,500,000	50,762,978
5.620%, due 03/01/24[2]	60,000,000	58,866,633

		1,663,614,000

Banking-non-U.S.—33.6%
Australia & New Zealand Banking Group Ltd.
5.620%, due 05/10/24[2]	57,000,000	55,300,418
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.550%, 5.860%, due 11/01/23[1,2]	50,000,000	50,000,000
Bank of Montreal 5.550%, due 12/18/23	53,000,000	52,615,971
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	50,000,000	50,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	18,000,000	17,648,460
Barclays Bank PLC
5.500%, due 11/21/23	35,000,000	34,893,056
5.510%, due 12/06/23	16,000,000	15,914,289
5.575%, due 01/18/24	56,000,000	55,323,567
5.580%, due 01/29/24	55,000,000	54,241,275
5.650%, due 03/05/24	54,000,000	52,940,625
5.670%, due 03/11/24	56,000,000	54,844,580
BPCE SA 5.585%, due 03/04/24[2]	54,000,000	52,961,190

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	$26,000,000	$26,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	55,000,000	55,000,000
DBS Bank Ltd.
5.510%, due 01/18/24[2]	61,000,000	60,271,762
5.610%, due 04/04/24[2]	41,000,000	40,009,679
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 11/01/23[2]	360,000,000	360,000,000
Erste Finance Delaware LLC
5.330%, due 11/01/23[2]	295,000,000	295,000,000
5.330%, due 11/07/23[2]	115,000,000	114,897,842
Federation des Caisses Desjardins du Quebec
5.390%, due 11/03/23[2]	45,000,000	44,986,525
5.390%, due 11/20/23[2]	40,000,000	39,886,211
5.450%, due 12/12/23[2]	25,000,000	24,844,826
5.500%, due 11/02/23[2]	35,000,000	34,994,653
5.500%, due 12/15/23[2]	20,000,000	19,865,556
5.500%, due 01/05/24[2]	40,000,000	39,602,778
5.600%, due 01/12/24[2]	36,000,000	35,596,800
5.610%, due 03/07/24[2]	55,000,000	53,911,504
Mitsubishi UFJ Trust & Banking Corp. 5.640%, due 04/09/24[2]	56,000,000	54,596,267
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	55,000,000	54,421,858
5.605%, due 02/29/24[2]	54,000,000	52,991,100
5.615%, due 02/05/24[2]	50,000,000	49,251,333
5.620%, due 01/22/24[2]	56,000,000	55,283,138
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1,2]	50,000,000	50,000,000
National Bank of Canada 5.590%, due 01/16/24[2]	50,000,000	49,409,944
Nordea Bank Abp
5.585%, due 02/12/24[2]	53,000,000	52,153,097
5.620%, due 04/04/24[2]	57,000,000	55,620,758
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	23,000,000	23,000,000
5.470%, due 11/15/23[2]	53,000,000	52,887,257
5.480%, due 12/06/23[2]	50,000,000	49,733,611
Secured Overnight Financing Rate + 0.360%, 5.670%, due 11/01/23[1,2]	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	44,000,000	43,993,406
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	32,000,000	32,000,000
5.620%, due 04/10/24[2]	57,000,000	55,567,368
5.630%, due 04/05/24[2]	21,700,000	21,170,592
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	49,000,000	49,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
5.530%, due 11/29/23[2]	$36,000,000	$35,845,160
5.580%, due 01/17/24[2]	61,000,000	60,271,965
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	50,000,000	50,000,000
5.580%, due 02/14/24[2]	53,000,000	52,137,425
5.600%, due 01/18/24[2]	51,000,000	50,381,200
5.620%, due 04/10/24[2]	25,000,000	24,371,653
Secured Overnight Financing Rate + 0.370%, 5.680%, due 11/01/23[1,2]	52,000,000	52,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	49,000,000	49,000,000
5.595%, due 03/01/24	54,000,000	52,984,508
5.640%, due 04/05/24	35,000,000	34,144,600
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	52,000,000	52,000,000
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1]	50,000,000	50,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	46,000,000	46,000,000
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	52,000,000	51,992,099
5.470%, due 11/16/23[2]	53,000,000	52,879,204
5.510%, due 01/23/24[2]	59,000,000	58,250,487
5.600%, due 02/13/24[2]	59,000,000	58,045,511
5.650%, due 04/16/24[2]	44,000,000	42,846,772
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	52,000,000	52,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	31,000,000	31,000,000

		3,950,781,880

Banking-U.S.—3.5%
Bedford Row Funding Corp. 5.650%, due 04/22/24[2]	21,000,000	20,429,821
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	50,000,000	50,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	$27,000,000	$27,000,000
Podium Funding Trust
5.500%, due 11/14/23	18,000,000	17,964,250
5.550%, due 02/12/24	35,000,000	34,444,229
5.560%, due 01/04/24	27,000,000	26,733,120
5.640%, due 04/08/24	20,000,000	19,501,800
5.650%, due 04/18/24	44,000,000	42,832,961
Secured Overnight Financing Rate + 0.430%, 5.740%, due 11/01/23[1]	42,000,000	42,000,000
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	31,000,000	31,000,000

		411,906,181
Total commercial paper (cost—$6,026,302,061)		6,026,302,061

Time deposits—6.3%
Banking-non-U.S.—6.3%
ABN AMRO Bank N.V. 5.310%, due 11/01/23	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank SA 5.300%, due 11/01/23	85,000,000	85,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	250,000,000	250,000,000
Total time deposits (cost—$735,000,000)		735,000,000

Repurchase agreements—32.4%
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $28,475,000 various asset-backed convertible bonds, zero coupon to 8.125% due 03/08/24 to 02/02/52; (value—$26,624,699); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 11/01/23, collateralized by $51,444,000 various asset-backed convertible bonds, zero coupon to 6.125% due 02/02/24 to 07/01/51; (value—$42,036,082); proceeds: $41,763,900[3]	40,000,000	40,000,000
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.450% due 11/01/23, collateralized by $55,097,000 various asset-backed convertible bonds, 4.600% to 11.750% due 02/15/25 to 12/31/79; (value—$53,994,541); proceeds: $50,007,569	50,000,000	50,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $76,390,000 various asset-backed convertible bonds, zero coupon to 9.500% due 02/10/24 to 12/31/99; (value—$69,044,180); proceeds: $65,312,596[3]	65,000,000	65,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.410% due 11/01/23, collateralized by $100,568 Federal Home Loan Mortgage Corp., 4.435% due 10/25/54, and $426,041,488 various asset-backed convertible bonds, 0.224% to 9.426% due 12/01/23 to 12/31/99; (value—$131,316,053); proceeds: $125,018,785	$125,000,000	$125,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,004,337,200 U.S. Treasury Notes, 0.500% to 3.875% due 03/31/25; (value—$969,000,014); proceeds: $950,139,861	950,000,000	950,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $2,401,735,200 U.S. Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/24 to 07/15/33; (value—$2,601,000,037); proceeds: $2,550,377,542	2,550,000,000	2,550,000,000
Total repurchase agreements (cost—$3,805,000,000)		3,805,000,000
Total investments (cost—$11,745,302,061 which approximates cost for federal income tax purposes)—99.9%		11,745,302,061

Other assets in excess of liabilities—0.1%		15,665,889
Net assets—100.0%		$11,760,967,950

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,179,000,000	$—	$1,179,000,000
Commercial paper	—	6,026,302,061	—	6,026,302,061
Time deposits	—	735,000,000	—	735,000,000
Repurchase agreements	—	3,805,000,000	—	3,805,000,000
Total	$—	$11,745,302,061	$—	$11,745,302,061

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,035,229,770, represented 42.8% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority, Exxon Capital Venture, Inc., Revenue Bonds, 3.950%, VRD	$1,160,000	$1,160,000

Arizona—3.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 3.870%, VRD	25,610,000	25,610,000
Arizona Industrial Development Authority,Phoenix Children’s Hospital, Revenue Bonds, Series A, 3.870%, VRD	4,000,000	4,000,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B-REM, 3.950%, VRD	5,325,000	5,325,000

		34,935,000

California—3.4%
City of Irvine, Series A, 2.650%, VRD	3,400,000	3,400,000
City of Modesto CA Water Revenue, Refunding, Series A-REMKT, 3.500%, VRD	5,000,000	5,000,000
Los Angeles Department of Water & Power System, Revenue Bonds, Series A-5-REM, 2.850%, VRD	2,900,000	2,900,000
State of California, GO Bonds, Series B-5-REMK, 2.800%, VRD	24,750,000	24,750,000

		36,050,000

Colorado—2.4%
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK 9, 4.150%, VRD	230,000	230,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds,
Series A, 3.870%, VRD	20,000,000	20,000,000
Series B, 4.100%, VRD	5,000,000	5,000,000

		25,230,000

Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds, 4.080%, VRD	1,125,000	1,125,000

	Face amount	Value
Municipal bonds—(continued)
District of Columbia—1.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 4.140%, VRD	$11,000,000	$11,000,000

Florida—1.8%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds, 4.050%, VRD	5,645,000	5,645,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds, Series C, 4.050%, VRD	2,400,000	2,400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 4.000%, VRD	11,480,000	11,480,000

		19,525,000

Illinois—10.1%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 4.300%, VRD	14,700,000	14,700,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds, 4.100%, VRD	8,050,000	8,050,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 4.080%, VRD	7,600,000	7,600,000
Illinois Finance Authority, Refunding, Revenue Bonds, Series C, 4.000%, VRD	2,000,000	2,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
4.130%, VRD	6,575,000	6,575,000
4.130%, VRD	6,550,000	6,550,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E-2-REMK, 4.090%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 4.090%, VRD	15,800,000	15,800,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 4.050%, VRD	30,610,000	30,610,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 4.050%, VRD	11,205,000	11,205,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 4.100%, VRD	$3,630,000	$3,630,000

		107,620,000

Indiana—9.5%
Indiana Finance Authority, Ascension Health, Revenue Bonds, Series E4, 4.080%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.900%, VRD	42,300,000	42,300,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 4.090%, VRD	41,365,000	41,365,000

		101,105,000

Louisiana—0.0%†
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 4.130%, VRD	620,000	620,000

Maryland—2.2%
County of Montgomery, GO Bonds, Series E, 3.920%, VRD	14,200,000	14,200,000
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 4.060%, VRD	5,900,000	5,900,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 4.100%, VRD	2,865,000	2,865,000

		22,965,000

Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 3.850%, VRD	1,200,000	1,200,000

Michigan—1.7%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 3.870%, VRD	18,100,000	18,100,000

	Face amount	Value
Municipal bonds—(continued)
Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 4.100%, VRD	$1,700,000	$1,700,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 4.050%, VRD	5,800,000	5,800,000

		7,500,000

Mississippi—3.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 3.950%, VRD	2,250,000	2,250,000
Series A, 4.080%, VRD	1,845,000	1,845,000
Series B, 3.950%, VRD	14,395,000	14,395,000
Series B, 3.950%, VRD	5,235,000	5,235,000
Series B, 4.080%, VRD	600,000	600,000
Series E, 3.950%, VRD	500,000	500,000
Series F, 3.950%, VRD	1,095,000	1,095,000
Series I, 3.950%, VRD	3,800,000	3,800,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 3.950%, VRD	6,425,000	6,425,000

		36,145,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3-RMKT, 4.160%, VRD	10,000,000	10,000,000
Series C5, 4.050%, VRD	2,965,000	2,965,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 4.050%, VRD	9,615,000	9,615,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds, Series B-1, 3.870%, VRD	3,385,000	3,385,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 3.850%, VRD	$700,000	$700,000

		26,665,000

Nevada—1.0%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A-RMKT, 4.050%, VRD	10,325,000	10,325,000

New Hampshire—0.3%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds, Series B, 4.000%, VRD	3,075,000	3,075,000

New Jersey—0.1%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 4.080%, VRD	1,310,000	1,310,000

New York—12.5%
City of New York, GO Bonds,
Subseries B-3, 4.060%, VRD	8,400,000	8,400,000
Subseries D-4, 3.950%, VRD	6,500,000	6,500,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series B-2, 4.050%, VRD	4,305,000	4,305,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 3.950%, VRD	2,640,000	2,640,000
Subseries 2012G-1-REMK, 4.000%, VRD	2,000,000	2,000,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 4.100%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 4.130%, VRD	12,100,000	12,100,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series 2008-BB-1-R, 4.060%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 4.000%, VRD	29,750,000	29,750,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-3, 4.010%, VRD	$10,000,000	$10,000,000
Series C-6, 4.070%, VRD	25,000,000	25,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 4.000%, VRD	9,745,000	9,745,000
Series A2, 4.060%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 4.030%, VRD	3,000,000	3,000,000

		132,345,000

North Carolina—0.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 3.950%, VRD	1,950,000	1,950,000

Ohio—5.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 4.090%, VRD	9,700,000	9,700,000
Series B, 4.090%, VRD	2,985,000	2,985,000
Series CR, 4.090%, VRD	5,060,000	5,060,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 3.950%, VRD	26,875,000	26,875,000
State of Ohio, Cleveland Clinic Health System, Revenue Bonds, Series F, 4.000%, VRD	2,700,000	2,700,000
State of Ohio, GO Bonds,
Series B, 3.950%, VRD	3,240,000	3,240,000
Series D-RMKT, 4.080%, VRD	3,540,000	3,540,000

		54,100,000

Oregon—0.6%
State of Oregon, Veterans, GO Bonds, Series 9, 4.050%, VRD	6,035,000	6,035,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—11.1%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 4.080%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 4.130%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.970%, VRD	32,845,000	32,845,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 4.080%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 4.070%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.970%, VRD	30,500,000	30,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2-RMKT, 4.070%, VRD	5,715,000	5,715,000

		118,290,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds, 4.330%, VRD	635,000	635,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 4.050%, VRD	4,150,000	4,150,000

Texas—11.6%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 4.090%, VRD	2,295,000	2,295,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 4.000%, VRD	2,575,000	2,575,000
Series B, 4.000%, VRD	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 3.870%, VRD	24,210,000	24,210,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.870%, VRD	$4,000,000	$4,000,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 4.120%, VRD	7,645,000	7,645,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures. Inc., Revenue Bonds, 4.000%, VRD	300,000	300,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.950%, VRD	6,000,000	6,000,000
Permanent University Fund—University of Texas System, Revenue Bonds,
Series A, 4.000%, VRD	2,815,000	2,815,000
Series A, 4.090%, VRD	18,800,000	18,800,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B, 4.180%, VRD	25,150,000	25,150,000
State of Texas, Veterans, GO Bonds,
4.100%, VRD	545,000	545,000
4.100%, VRD	6,820,000	6,820,000
Series C-REM, 4.150%, VRD	8,855,000	8,855,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B-REMK 3, 4.110%, VRD	8,500,000	8,500,000

		123,510,000

Utah—0.8%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.900%, VRD	8,295,000	8,295,000

Virginia—3.6%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 4.050%, VRD	5,000,000	5,000,000
Series A, 4.100%, VRD	10,000,000	10,000,000
Series D, 4.070%, VRD	13,500,000	13,500,000
Series F, 4.060%, VRD	6,965,000	6,965,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 4.070%, VRD	$2,350,000	$2,350,000

		37,815,000

Washington—0.9%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 4.080%, VRD	9,400,000	9,400,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System, Refunding, Revenue Bonds, Series D, 4.080%, VRD	765,000	765,000
Total municipal bonds (cost—$962,945,000)		962,945,000

Tax-exempt commercial paper—8.9%
California—0.7%
City of Los Angeles Department of Airports, 2.900%, due 11/03/23	8,000,000	8,000,000

Florida—0.9%
Florida Local Government Finance Commission, 3.650%, due 11/02/23	9,216,000	9,216,000

Maryland—0.9%
County of Montgomery, 3.750%, due 12/21/23	10,000,000	10,000,000

Minnesota—1.9%
City of Rochester, 3.520%, due 11/08/23	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York—0.7%
New York Power Authority, 3.510%, due 11/09/23	$7,000,000	$7,000,000

Ohio—0.5%
Ohio Higher Educational Facility Commission
3.700%, due 01/18/24	895.000	895,000
3.700%, due 01/18/24	5.000.000	5,000,000

		5,895,000

Texas—2.6%
Board of Regents of the University of Texas System
3.750%, due 01/04/24	1.800.000	1,800,000
4.000%, due 11/06/23	10.000.000	10,000,000
City of Garland, 3.700%, due 01/09/24	16,000,000	16,000,000

		27,800,000

Washington—0.7%
University of Washington
3.800%, due 01/04/24	5.000.000	5,000,000
3.950%, due 11/07/23	2.000.000	2,000,000

		7,000,000
Total tax-exempt commercial paper (cost—$94,911,000)		94,911,000
Total investments (cost—$1,057,856,000 which approximates cost for federal income tax purposes)—99.6%		1,057,856,000

Other assets in excess of liabilities—0.4%		4,347,918
Net assets—100.0%		$1,062,203,918

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Municipal bonds	$—	$962,945,000	$—	$962,945,000
Tax-exempt commercial paper	—	94,911,000	—	94,911,000
Total	$—	$1,057,856,000	$—	$1,057,856,000

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2023 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2023 (unaudited)

	Prime Master Fund	Prime Series II Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,411,034,336	$1,896,317,368	$8,876,621,170	$13,401,582,306	$7,940,302,061	$1,057,856,000
Repurchase agreements	6,983,900,000	1,503,000,000	10,281,000,000	22,892,000,000	3,805,000,000	—

Investments, at value
Investment	9,411,479,086	1,896,269,808	8,876,621,170	13,401,582,306	7,940,302,061	1,057,856,000
Repurchase agreements	6,983,900,000	1,503,000,000	10,281,000,000	22,892,000,000	3,805,000,000	—
Cash	2,684,854	4,127,200	4,410,644	2,816,331	3,065,306	1,113,980
Receivable for interest	18,934,338	2,779,415	20,803,047	6,637,778	13,540,947	3,304,712
Total assets	16,416,998,278	3,406,176,423	19,182,834,861	36,303,036,415	11,761,908,314	1,062,274,692

Liabilities:
Payable for investments purchased	—	—	380,170,940	703,512,203	—	—
Payable to affiliate	1,339,797	233,658	1,567,613	2,863,935	940,364	70,774
Total liabilities	1,339,797	233,658	381,738,553	706,376,138	940,364	70,774
Net assets, at value	$16,415,658,481	$3,405,942,765	$18,801,096,308	$35,596,660,277	$11,760,967,950	$1,062,203,918

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2023 (unaudited)

	Prime Master Fund	Prime Series II Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$399,931,629	$98,109,226	$492,853,839	$951,303,567	$284,286,983	$15,975,472
Expenses:
Investment advisory and administration fees	7,293,157	1,797,539	9,282,257	17,890,361	5,187,561	455,138
Trustees’ fees	35,720	15,506	41,709	72,951	27,507	10,643
Total expenses	7,328,877	1,813,045	9,323,966	17,963,312	5,215,068	465,781
Net investment income (loss)	392,602,752	96,296,181	483,529,873	933,340,255	279,071,915	15,509,691
Net change in unrealized appreciation (depreciation)	1,337,650	300,385	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$393,940,402	$96,596,566	$483,529,873	$933,340,255	$279,071,915	$15,509,691

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$392,602,752	$315,742,921
Net realized gain (loss)	—	(56,133)
Net change in unrealized appreciation (depreciation)	1,337,650	926,524
Net increase (decrease) in net assets resulting from operations	393,940,402	316,613,312
Net increase (decrease) in net assets from beneficial interest transactions	3,776,492,856	6,991,752,924
Net increase (decrease) in net assets	4,170,433,258	7,308,366,236
Net assets:

Beginning of period	12,245,225,223	4,936,858,987
End of period	$16,415,658,481	$12,245,225,223

	Prime Series II Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$96,296,181	$96,954,535
Net realized gain (loss)	—	(14,808)
Net change in unrealized appreciation (depreciation)	300,385	(12,630)
Net increase (decrease) in net assets resulting from operations	96,596,566	96,927,097
Net increase (decrease) in net assets from beneficial interest transactions	(103,405,126)	1,846,390,663
Net increase (decrease) in net assets	(6,808,560)	1,943,317,760
Net assets:

Beginning of period	3,412,751,325	1,469,433,565
End of period	$3,405,942,765	$3,412,751,325

	Government Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$483,529,873	$420,330,073
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	483,529,873	420,330,073
Net increase (decrease) in net assets from beneficial interest transactions	(917,398,325)	14,516,957,059
Net increase (decrease) in net assets	(433,868,452)	14,937,287,132
Net assets:

Beginning of period	19,234,964,760	4,297,677,628
End of period	$18,801,096,308	$19,234,964,760

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$933,340,255	$886,389,934
Net realized gain (loss)	—	776,174
Net increase (decrease) in net assets resulting from operations	933,340,255	887,166,108
Net increase (decrease) in net assets from beneficial interest transactions	(214,526,996)	12,309,292,233
Net increase (decrease) in net assets	718,813,259	13,196,458,341
Net assets:

Beginning of period	34,877,847,018	21,681,388,677
End of period	$35,596,660,277	$34,877,847,018

	Prime CNAV Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$279,071,915	$225,403,125
Net realized gain (loss)	—	(42,700)
Net increase (decrease) in net assets resulting from operations	279,071,915	225,360,425
Net increase (decrease) in net assets from beneficial interest transactions	2,515,610,595	6,832,489,780
Net increase (decrease) in net assets	2,794,682,510	7,057,850,205
Net assets:

Beginning of period	8,966,285,440	1,908,435,235
End of period	$11,760,967,950	$8,966,285,440

	Tax-Free Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$15,509,691	$17,495,800
Net realized gain (loss)	—	33
Net increase (decrease) in net assets resulting from operations	15,509,691	17,495,833
Net increase (decrease) in net assets from beneficial interest transactions	124,953,374	20,558,999
Net increase (decrease) in net assets	140,463,065	38,054,832
Net assets:

Beginning of period	921,740,853	883,686,021
End of period	$1,062,203,918	$921,740,853

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.36%[1]	3.65%	0.09%	0.19%	1.90%	2.32%
Supplemental data:
Total investment return[2]	2.73%	3.28%	0.10%	0.15%	1.92%	2.31%
Net assets, end of period (000’s)	$16,415,658	$12,245,225	$4,936,859	$8,823,109	$16,520,754	$15,779,160

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime Series II Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	5.31%[2]	3.61%	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	2.72%	3.31%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$3,405,943	$3,412,751	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than $0.005 or $(0.005) per share.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	5.19%[1]	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[2]	2.64%	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of period (000’s)	$18,801,096	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	5.17%[1]	3.23%	0.04%	0.09%	1.56%	2.07%
Supplemental data:
Total investment return[2]	2.63%	3.06%	0.04%	0.08%	1.70%	2.10%
Net assets, end of period (000’s)	$35,596,660	$34,877,847	$21,681,389	$32,675,191	$34,803,721	$17,222,690

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.35%[1]	3.84%	0.08%	0.19%	1.83%	2.29%
Supplemental data:
Total investment return[2]	2.72%	3.27%	0.09%	0.17%	1.90%	2.27%
Net assets, end of period (000’s)	$11,760,968	$8,966,285	$1,908,435	$4,449,407	$7,495,231	$4,881,630

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.05%	0.09%	0.10%	0.10%
Net investment income (loss)	3.33%[1]	1.84%	0.05%	0.04%	1.19%	1.35%
Supplemental data:
Total investment return[2]	1.69%	1.85%	0.05%	0.04%	1.23%	1.38%
Net assets, end of period (000’s)	$1,062,204	$921,741	$883,686	$814,225	$2,573,583	$2,276,103

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and Prime Series II Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and Prime Series II Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Master Trust

Notes to financial statements (unaudited)

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2023, the Board of Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2023, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Prime Master Fund	$1,339,797
Prime Series II Master Fund	233,658
Government Master Fund	1,567,613
Treasury Master Fund	2,863,935
Prime CNAV Master Fund	940,364
Tax-Free Master Fund	70,774

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2023, UBS AM did not voluntarily waive any amount.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$12,052,598,489	$14,539,432,103
Withdrawals	(8,276,105,633)	(7,547,679,179)
Net increase (decrease) in beneficial interest	$3,776,492,856	$6,991,752,924

Prime Series II Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$4,181,027,179	$5,347,381,304
Withdrawals	(4,284,432,305)	(3,500,990,641)
Net increase (decrease) in beneficial interest	$(103,405,126)	$1,846,390,663

Government Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$19,939,133,522	$52,020,553,397
Withdrawals	(20,856,531,847)	(37,503,596,338)
Net increase (decrease) in beneficial interest	$(917,398,325)	$14,516,957,059

Treasury Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$38,365,217,921	$99,713,434,665
Withdrawals	(38,579,744,917)	(87,404,142,432)
Net increase (decrease) in beneficial interest	$(214,526,996)	$12,309,292,233

Prime CNAV Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$4,680,149,287	$13,206,857,678
Withdrawals	(2,164,538,692)	(6,374,367,898)
Net increase (decrease) in beneficial interest	$2,515,610,595	$6,832,489,780

Master Trust

Notes to financial statements (unaudited)

Tax-Free Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$813,842,046	$1,536,214,329
Withdrawals	(688,888,672)	(1,515,655,330)
Net increase (decrease) in beneficial interest	$124,953,374	$20,558,999

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$970,794
Gross unrealized depreciation	(526,044)
Net unrealized appreciation (depreciation)	$444,750

Prime Series II Master Fund

Gross unrealized appreciation	$82,427
Gross unrealized depreciation	(129,987)
Net unrealized appreciation (depreciation)	$(47,560)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for Prime Series II Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent Event

Effective December 18, 2023, the names, investment objectives and policies of following funds changed: (1) “ESG Prime Master Fund” became “Prime Series II Master Fund” ; (2) “UBS Select ESG Prime Institutional Fund,” a feeder of the preceding named master fund became “UBS Select Prime Series II Institutional Fund”; and (3) “UBS Select ESG Prime Preferred Fund,” also a feeder of the preceding named master fund became “UBS Select Prime Series II Preferred Fund. Each of these three funds is expected to undergo a reorganization on or about February 23, 2024, and be liquidated. Please see the prospectus/offering document supplements dated October 6, 2023, as filed with the SEC for further information regarding these changes.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, Prime Series II Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Series II Master Fund (formerly known as ESG Prime Master Fund) (“Prime Series II Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime Series II Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select Prime Series II Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, and Select Government Preferred Feeder Fund through August 31, 2024.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Series II Master

Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Series II Institutional Feeder Fund’s Actual Management Fee, the Prime Series II Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund’s Actual Management Fee and total expenses, the Government Master Fund’s Contractual Management

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund and Select Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Treasury Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Treasury Preferred Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

In light of the foregoing, the board determined that the management fees for each of Prime Series II Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2023 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2023. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three-and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Series II Master

Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each of Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exceptions being the one-, three- and five-year periods for RMA Government Money Market Feeder Fund, which were only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund and Select Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, with the only exception being the one-year period for the Tax-Free Reserves Feeder Fund, which was only slightly below such median.

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

For periods in which a Master Fund’s performance was below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1664

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 8, 2024